As filed with the Securities and Exchange Commission on October 3, 2002

                                               Securities Act File No. 333-_____

===============================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------
                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                               ------------------

        [_] Pre-Effective Amendment No. [_] Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                               ------------------
                            SARATOGA ADVANTAGE TRUST
             (Exact Name of Registrant as Specified in its Charter)

                               ------------------
                                 (516) 542-3000
                        (Area Code and Telephone Number)

                               ------------------
                         1101 Stewart Avenue, Suite 207
                           Garden City, New York 11530
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                               ------------------
                             Stuart M. Strauss, Esq.
                            Mayer, Brown, Rowe & Maw
                                  1675 Broadway
                          New York, New York 10019-5820
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, Par Value $.01 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                             Orbitex Group of Funds
                Orbitex Life Sciences & Biotechnology Fund, Inc.
                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                                 (888) 672-4839

                                                               ___________, 2002

Dear Shareholder:

      I am writing you to inform you of an upcoming special joint meeting of shareholders of certain portfolios of the Orbitex Group of Funds and the Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Orbitex Funds"). At this meeting, you will be asked to vote on two important proposals affecting your Fund. This letter provides a brief overview of these proposals.

      On _____________, Orbitex Management, Inc. ("Orbitex") entered into an agreement with Saratoga Capital Management I, LLC ("Saratoga Capital Management") pursuant to which Orbitex will sell all of its assets to Saratoga Capital Management and will receive a 50% interest in Saratoga Capital Management (the "Orbitex-Saratoga Merger"). Upon consummation of the Orbitex-Saratoga Merger, Saratoga Capital Management will be renamed Orbitex-Saratoga Capital Management, LLC.

      Saratoga Capital Management is the investment manager to the Saratoga Advantage Trust (the "Saratoga Trust"). The Trust is comprised of 12 separate funds (the "Saratoga Funds"). Each Saratoga Fund is advised by a sub-adviser selected and supervised by Saratoga Capital Management. The Trust is designed principally as a vehicle for the implementation of asset allocation strategies.

      Orbitex believes that shareholders of the Orbitex Funds would benefit from a consolidation of the Orbitex Funds with the Saratoga Funds. The consolidation will result in a Fund complex approximately double the size of the Orbitex Funds and enable a larger, more diverse group of Funds to be offered to all shareholders. As a result, many shareholders would be able to exchange their shares into a larger number of Funds than is currently the case. In addition, a larger, more diverse complex should appeal to a broader class of institutional and retail investors which, in turn, should enhance our ability to market the Funds, lower overall expenses, and increase Fund assets.

      Accordingly, for your Orbitex Fund, you are being asked to approve a proposed Agreement and Plan of Reorganization pursuant to which your Orbitex Fund would transfer all of its assets to a comparable Saratoga Fund in return for shares of the Saratoga Fund with a net asset value equal to the value of your Orbitex Fund shares. Shares of the corresponding Saratoga Fund will be distributed to each Orbitex Fund shareholder in exchange for your Orbitex Fund shares. As a result of this transaction, you will become a shareholder of a corresponding Saratoga Fund and will receive shares of the Saratoga Fund with a value equal to the value of your Orbitex Fund shares. The transaction will not result in any gain or loss for federal income tax purposes.

      You are also being asked to approve for your Orbitex Fund a new management agreement (the "New Management Agreements") with Orbitex-Saratoga Capital Management, LLC. The sole purpose of each New Management Agreement is to insure continuity of investment management services subsequent to the Orbitex-Saratoga Merger but prior to the Reorganization of your Orbitex Fund. The terms of each New Management Agreement, including the fees payable thereunder, are substantially similar, in all material respects, to the investment management agreements currently effective for your Fund. Each New Management Agreement will terminate upon the consummation of the Reorganization of your Fund.

      The Board of Trustees of the Orbitex Group of Funds and the Board of Directors of the Orbitex Life Sciences & Biotechnology Fund have unanimously approved these proposals and recommend that you vote in favor of each proposal. If you have any questions regarding the issues to be voted on or need assistance in voting by proxy, please call Georgeson Shareholder Communications, at 866-895-2628.

      The enclosed materials provide detailed information about this vote. Please vote by completing, dating and signing your proxy card and mailing it to us today. You may also vote by phone or by Internet according to the enclosed voting instructions.


                                  Sincerely,


                                  Richard E. Stierwalt
                                  President & Chief Executive Officer

================================================================================

                             ORBITEX GROUP OF FUNDS
                              Orbitex Focus 30 Fund
                               Orbitex Growth Fund
                           Orbitex Cash Reserves Fund
                       Orbitex Health & Biotechnology Fund
                          Orbitex Medical Sciences Fund
                     Orbitex Info-Tech & Communications Fund
                        Orbitex Emerging Technology Fund
                         Orbitex Financial Services Fund
                      Orbitex Energy & Basic Materials Fund
                 Orbitex Caterpillar Mid-Cap Relative Value Fund

                ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.

                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                                 (888) 672-4839
                                -----------------

                 NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 18, 2002
                                -----------------

      Notice is hereby given that a Special Joint Meeting of Shareholders (the "Meeting") of the Orbitex Focus 30 Fund (the "Focus 30 Fund"), Orbitex Growth Fund (the "Growth Fund"), Orbitex Cash Reserves Fund (the "Cash Reserves Fund"), Orbitex Health & Biotechnology Fund (the "Health & Biotechnology Fund"), Orbitex Medical Sciences Fund (the "Medical Fund"), Orbitex Info-Tech & Communications Fund (the "Info-Tech & Communications Fund"), Orbitex Emerging Technology Fund (the "Technology Fund"), Orbitex Financial Services Fund (the "Financial Services Fund"), Orbitex Energy & Basic Materials Fund (the "Energy & Basic Materials Fund"), the Orbitex Caterpillar Mid-Cap Relative Value Fund (the "Mid-Cap Fund"), each a portfolio of the Orbitex Group of Funds ("Orbitex Trust"), and Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Orbitex Life Sciences Fund," and together with the Focus 30 Fund, Growth Fund, Cash Reserves Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, and Mid-Cap Fund, the "Orbitex Funds") will be held at the principal executive offices of Orbitex Trust, located at 410 Park Avenue, 18th Floor, New York, New York 10022, on December 18, 2002, at 9:00 a.m. Eastern Time, for the following purposes:

            (1) To consider an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of each Orbitex Fund listed below will be combined with the assets of a portfolio of the Saratoga Advantage Trust (each a "Saratoga Fund" and collectively the "Saratoga Funds") identified opposite each Orbitex Fund's name, in exchange for shares of the corresponding Saratoga Fund:

----------------------------------------------------------------------------------------------------
                  Orbitex Fund                            Currently Operating Saratoga Fund
                  ------------                            ---------------------------------
----------------------------------------------------------------------------------------------------
Focus 30 Fund                                     Saratoga Large Capitalization Value Portfolio
----------------------------------------------------------------------------------------------------
Cash Reserves Fund                                Saratoga U.S. Government Money Market Portfolio
----------------------------------------------------------------------------------------------------
                  Orbitex Fund                                Newly Formed Saratoga Fund
                  ------------                                --------------------------
----------------------------------------------------------------------------------------------------
Health & Biotechnology Fund                       Saratoga Health & Biotechnology Portfolio
Medical Fund
Orbitex Life Sciences Fund
----------------------------------------------------------------------------------------------------
Info-Tech & Communications Fund                   Saratoga Technology & Communications Portfolio
Technology Fund
----------------------------------------------------------------------------------------------------
Financial Services Fund                           Saratoga Financial Services Portfolio
----------------------------------------------------------------------------------------------------
Energy & Basic Materials Fund                     Saratoga Energy & Basic Materials Portfolio
----------------------------------------------------------------------------------------------------
Mid-Cap Fund                                      Saratoga Mid-Capitalization Portfolio
Growth Fund
----------------------------------------------------------------------------------------------------

            Each transaction described in the table above is referred to herein as a "Reorganization," and collectively as the "Reorganizations." Shareholders of each Orbitex Fund (the "Shareholders") will vote only on the Reorganization of their particular Orbitex Fund. Shareholders of each class of an Orbitex Fund will vote together as a single class on this proposal. The consummation of one Reorganization is not conditioned on the consummation of any other Reorganization.

            Each Currently Operating Saratoga Fund listed above is a portfolio of The Saratoga Advantage Trust (the "Saratoga Trust"). Each Newly Formed Saratoga Fund listed above has recently been organized as a portfolio of the Saratoga Trust for the purpose of continuing the investment operations of the corresponding Orbitex Fund, and has no assets or prior history of investment operations. Following each Reorganization, the Orbitex Fund will cease to exist, and you will become a Shareholder of the corresponding class of shares of the Saratoga Fund (except for Class A and Class D Shareholders of the Focus 30 Fund and Shareholders of the Cash Reserves Fund, who will become Shareholders of the Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund who will become Shareholders of the Class A shares of the corresponding Saratoga Fund). The value of your Saratoga Fund shares will be equal to the net asset value of your shares of the applicable Orbitex Fund; and

            (2) To approve or disapprove for your Orbitex Fund a new management agreement (the "New Management Agreements") with Orbitex-Saratoga Capital Management, LLC. Shareholders of each Orbitex Fund will vote separately on a New Management Agreement for their Fund; and

            (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

      The Board of Trustees of Orbitex Trust, and the Board of Directors of the Orbitex Life Sciences Fund (the "Boards"), have fixed the close of business on ________, 2002 as the record date for the determination of Shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

      The Reorganizations and the New Management Agreements are more fully described in the accompanying Proxy Statement and Prospectus and in the Form of Reorganization Agreement and New Management Agreement attached as Exhibits V and VI thereto. Please read the accompanying Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. Alternatively, you may vote via telephone or the Internet in lieu of attending the Meeting in person. If you have any questions regarding the enclosed proxy materials, please contact our proxy solicitor, Georgeson Shareholder Communications, at 866-895-2628.

      Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

      The Boards recommend that you vote FOR the Reorganization of your ORBITEX Fund, and FOR THE NEW MANAGEMENT AGREEMENT FOR YOUR ORBITEX FUND. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

                                     By Order of the Boards,


                                     Richard E. Stierwalt
                                     President & Chief Executive Officer

_____________, 2002

                          THE SARATOGA ADVANTAGE TRUST

                  Saratoga Large Capitalization Value Portfolio
                 Saratoga U.S. Government Money Market Portfolio
                    Saratoga Health & Biotechnology Portfolio
                 Saratoga Technology & Communications Portfolio
                      Saratoga Financial Services Portfolio
                   Saratoga Energy & Basic Materials Portfolio
                      Saratoga Mid Capitalization Portfolio

                              CROSS REFERENCE SHEET

            PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933

PART A OF FORM N-14 ITEM NO.                PROXY STATEMENT AND PROSPECTUS HEADING
-----------------------------   ------------------------------------------------------------
1 (a)........................   Cross Reference Sheet
  (b)........................   Outside Front Cover
  (c)........................                                  *
2 (a)........................                                  *
  (b)........................   Table of Contents
3 (a)........................   Fee Tables/Examples (Exhibit I)
  (b)........................   Summary
  (c)........................   Principal Risks of Investing in the Funds
4 (a)........................   Approval of the Reorganizations
                                Approval of the New Management Agreements
  (b)........................   Capitalization Tables (unaudited)
5 (a)........................   Additional Information About the Saratoga Funds (Exhibit II)
  (b)........................                                  *
  (c)........................                                  *
  (d)........................                                  *
  (e)........................   Additional Information
  (f)........................   Additional Information
6 (a)........................   Orbitex Funds Prospectuses
  (b)........................   Additional Information
7 (a)........................   General Information Concerning the Meeting
  (b)........................                                  *
  (c)........................   General Information Concerning the Meeting
8 (a)........................                                  *
  (b)........................   Financial Statements and Experts
9............................                                  *

PART B OF FORM N-14 ITEM NO.             STATEMENT OF ADDITIONAL INFORMATION HEADING
-----------------------------   ------------------------------------------------------------
10(a)........................   Additional Information
  (b)........................                                  *
11...........................   Table of Contents
12(a)........................   Additional Information about the Saratoga Funds
  (b)........................                                  *
  (c)........................                                  *
13(a)........................                                  *

  (b)........................                                  *
  (c)........................                                  *
14...........................   Annual Report of the Saratoga Funds for the year ended
                                August 31, 2002, Annual Report of the Orbitex Funds for the
                                year ended April 30, 2002 (the Focus 30 Fund, Growth Fund,
                                Health & Biotechnology Fund, Medical Fund, Info-Tech &
                                Communications Fund, Technology Fund, Financial Services
                                Fund, Energy & Basic Materials Fund); Annual Report for the
                                year ended December 31, 2001, and the Semi-Annual Report to
                                Shareholders for the six month period ended June 30, 2002
                                (the Cash Reserves Fund); Annual Report for the year ended
                                October 31, 2001, and the Semi-Annual Report to Shareholders
                                for the six month period ended April 30, 2002 (the Orbitex
                                Life Sciences Fund).

PART C OF FORM N-14 ITEM NO.                   OTHER INFORMATION HEADING
-----------------------------   ------------------------------------------------------------
15...........................   Indemnification
16...........................   Exhibits
17...........................   Undertakings

------------
*Not Applicable or Negative Answer

================================================================================

                             ORBITEX GROUP OF FUNDS
                              Orbitex Focus 30 Fund
                               Orbitex Growth Fund
                           Orbitex Cash Reserves Fund
                       Orbitex Health & Biotechnology Fund
                          Orbitex Medical Sciences Fund
                     Orbitex Info-Tech & Communications Fund
                        Orbitex Emerging Technology Fund
                         Orbitex Financial Services Fund
                      Orbitex Energy & Basic Materials Fund
                 Orbitex Caterpillar Mid-Cap Relative Value Fund

                ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.

                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                                 (888) 672-4839

                                -----------------

                         PROXY STATEMENT AND PROSPECTUS

                                -----------------

                      Special Joint Meeting of Shareholders
                         to be held on December 18, 2002

      This Proxy Statement and Prospectus, dated __________, 2002, is being furnished to shareholders of the Orbitex Focus 30 Fund (the "Focus 30 Fund"), Orbitex Growth Fund (the "Growth Fund"), Orbitex Cash Reserves Fund (the "Cash Reserves Fund"), Orbitex Health & Biotechnology Fund (the "Health & Biotechnology Fund"), Orbitex Medical Sciences Fund (the "Medical Fund"), Orbitex Info-Tech & Communications Fund (the "Info-Tech & Communications Fund"), Orbitex Emerging Technology Fund (the "Technology Fund"), Orbitex Financial Services Fund (the "Financial Services Fund"), Orbitex Energy & Basic Materials Fund (the "Energy & Basic Materials Fund"), Orbitex Caterpillar Mid-Cap Relative Value Fund (the "Mid-Cap Fund"), each a portfolio of the Orbitex Group of Funds ("Orbitex Trust"), and Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Orbitex Life Sciences Fund," and together with the Focus 30 Fund, Growth Fund, Cash Reserves Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, and Mid-Cap Fund, the "Orbitex Funds"), in connection with the solicitation by the Board of Trustees of Orbitex Trust, and by the Board of Directors of the Orbitex Life Sciences Fund (the "Boards"), of proxies to be used at the Special Joint Meeting of Shareholders to be held at the principal executive offices of Orbitex Trust, located at 410 Park Avenue, 18th Floor, New York, New York 10022, on December 18, 2002, at 9:00 a.m. Eastern Time, and any adjournments thereof (the "Meeting"). It is expected that the mailing of the Proxy Statement and Prospectus will be made on or about _____________, 2002.

      At the Meeting, shareholders of the Orbitex Funds ("Shareholders") will consider and act upon an Agreement and Plan of Reorganization pursuant to which substantially all of the assets of each Orbitex Fund listed below will be combined with the assets of a portfolio of the Saratoga Advantage Trust (each a

"Saratoga Fund" and collectively the "Saratoga Funds") identified opposite each Orbitex Fund's name, in exchange for shares of the corresponding Saratoga Fund:

--------------------------------------------------------------------------------
           Orbitex Fund                 Currently Operating Saratoga Fund
           ------------                 ---------------------------------
--------------------------------------------------------------------------------
Focus 30 Fund                    Saratoga Large Capitalization Value Portfolio
--------------------------------------------------------------------------------
Cash Reserves Fund               Saratoga U.S. Government Money Market Portfolio
--------------------------------------------------------------------------------
           Orbitex Fund                   Newly Formed Saratoga Fund
--------------------------------------------------------------------------------
Health & Biotechnology Fund      Saratoga Health & Biotechnology Portfolio
Medical Fund
Orbitex Life Sciences Fund
--------------------------------------------------------------------------------
Info-Tech & Communications Fund Saratoga Technology & Communications Portfolio Technology Fund
--------------------------------------------------------------------------------
Financial Services Fund          Saratoga Financial Services Portfolio
--------------------------------------------------------------------------------
Energy & Basic Materials Fund    Saratoga Energy & Basic Materials Portfolio
--------------------------------------------------------------------------------
Mid-Cap Fund                     Saratoga Mid-Capitalization Portfolio
Growth Fund
--------------------------------------------------------------------------------

      Each transaction described in the table above is referred to herein as a "Reorganization," and collectively as the "Reorganizations." Shareholders will vote only on the Reorganization of their particular Orbitex Fund. Shareholders of each class of Orbitex Fund will vote together as a single class on this proposal. The consummation of one Reorganization is not conditioned on the consummation of any other Reorganization.

      Each Currently Operating Saratoga Fund listed above is a portfolio of the Saratoga Advantage Trust (the "Saratoga Trust"). Each Newly Formed Saratoga Fund listed above has recently been organized as a portfolio of the Saratoga Trust for the purpose of continuing the investment operations of the corresponding Orbitex Fund, and has no assets or prior history of investment operations. Following each Reorganization, the Orbitex Fund will cease to exist, and you will become a Shareholder of the corresponding class of shares of the Saratoga Fund (except for Class A and Class D Shareholders of the Focus 30 Fund, and Shareholders of the Cash Reserves Fund, who will become Shareholders of the Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund will become Shareholders of the Class A shares of the corresponding Saratoga Fund). The value of your Saratoga Fund shares will be equal to the net asset value of your shares of the applicable Orbitex Fund.

      In addition, at the Meeting, Shareholders will consider and act upon, for their Fund, a new management agreement (the "New Management Agreements") with Orbitex-Saratoga Capital Management, LLC. Shareholders of each Orbitex Fund will vote separately on the New Management Agreement for their Fund. Shareholders of each class of an Orbitex Fund will vote together as a single class on this proposal.

      Both the Saratoga Trust and Orbitex Trust are open-end series management investment companies organized as Delaware business trusts. The Orbitex Life Sciences Fund is a closed-end management investment company organized as a Maryland corporation.

      This Proxy Statement and Prospectus serves as a prospectus of the Saratoga Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the shares by the Saratoga Funds to the Orbitex Funds pursuant to the terms of the Form of Agreement and Plan of Reorganization attached as Exhibit V hereto. It also serves as a proxy statement of the Orbitex Funds in connection with the solicitation of Shareholder approval of these proposals. This Proxy Statement and Prospectus sets forth concisely the information about a Saratoga Fund that Shareholders should know before considering the applicable Reorganization, and should be retained for future reference. The Boards have authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION"), NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      Additional information contained in a statement of additional information dated _________, 2002 relating to this Proxy Statement and Prospectus (the "Statement of Additional Information") is on file with the Commission, and is incorporated by reference into this Proxy Statement and Prospectus. The Statement of Additional Information is available without charge, by calling one of the toll free numbers set forth below or by writing the Saratoga Trust, Orbitex Trust, or the Orbitex Life Sciences Fund at the addresses set forth below.

      The Saratoga Trust, Orbitex Trust, and the Orbitex Life Sciences Fund are required by federal law to file certain other reports and information with the Commission. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the Securities and Exchange Commission, 450 Fifth Street, N.W. Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov, at prescribed rates. These reports and other information can also be obtained without charge, by calling one of the toll free numbers set forth below or by writing the Saratoga Trust, Orbitex Trust, or the Orbitex Life Sciences Fund at the addresses set forth below. These reports and other information include:

      o The prospectus relating to the Saratoga Funds, dated January 1, 2002 (the "Saratoga Funds' Prospectus").

      o The Annual Report to Shareholders of the Saratoga Funds for the year ended August 31, 2002.

      o A statement of additional information relating to the Saratoga Funds, dated January 1, 2002 (the "Saratoga Funds' Statement").

      o The current prospectuses relating to the Orbitex Funds, dated August 28, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund); dated April 30, 2002 (the Cash Reserves Fund); dated June 28, 2002

            (Mid-Cap Fund); dated February 28, 2002 (Orbitex Life Sciences Fund) (the "Orbitex Funds' Prospectuses"). (1)

      o A statement of additional information relating to the Orbitex Funds, dated August 28, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, Cash Reserves Fund, and Mid-Cap Fund); dated February 28, 2002 (Orbitex Life Sciences Fund) (the "Orbitex Funds' Statements").

      o The Annual Report to Shareholders of the Orbitex Funds for the year ended April 30, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials
            Fund); the Annual Report to Shareholders for the year ended December 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended June 30, 2002 (the Cash Reserves Fund); the Annual Report to Shareholders for the year ended October 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2002 (the Orbitex Life Sciences Fund).

      The address of the principal executive offices of the Saratoga Trust is 1101 Stewart Avenue, Suite 207, Garden City, New York 11530, and the telephone number is 1-800-807-FUND. The address of the principal executive offices of Orbitex Trust, and of the Orbitex Life Sciences Fund, is 410 Park Avenue, 18th Floor, New York, New York 10022, and the telephone number is 1-888-672-4839.

----------
(1) The document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

INTRODUCTION ..............................................................    2

SUMMARY ...................................................................    2

      The Reorganizations .................................................    2

      The New Management Agreements .......................................    3

      Comparison of the Funds .............................................    3

            Business of the Orbitex Funds .................................    3

            Business of the Saratoga Funds ................................    3

            Comparison of Investment Objectives and Policies ..............    4

            Comparison of Management Fees .................................   12

            Use of Sub-Advisers ...........................................   13

            Comparison of Distribution and Shareholder Servicing Fees .....   13

            Comparison of Class Structure .................................   14

            Comparison of Minimum and Subsequent Investments ..............   14

            Comparison of Purchase and Redemption Prices ..................   14

            Conversion ....................................................   16

            Redemption in Kind and Involuntary Redemptions ................   16

            Comparison of Exchange Rights .................................   17

            Comparison of Dividend Policies ...............................   17

            Net Asset Value ...............................................   18

            Tax Considerations ............................................   18

PRINCIPAL RISKS OF INVESTING IN THE FUNDS .................................   18

FEE TABLES/EXAMPLES .......................................................   24

ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS ...........................   24

APPROVAL OF THE REORGANIZATIONS ...........................................   25

      General .............................................................   25

      Terms of the Agreements and Plans of Reorganization .................   25

      The Boards Considerations ...........................................   26

      Federal Income Tax Consequences of the Reorganizations ..............   27

      Description of Shares ...............................................   29

      Shareholder Rights ..................................................   29

      Capitalization Tables (unaudited) ...................................   29

      Appraisal Rights ....................................................   30

APPROVAL OF THE NEW MANAGEMENT AGREEMENTS .................................   30

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

      Board Considerations ................................................   30

      Comparison of the New Management Agreements and Current Agreements ..   31

      Additional Information About Orbitex-Saratoga Capital
        Management, LLC ...................................................   32

GENERAL INFORMATION CONCERNING THE MEETING ................................   33

      Date, Time and Place of Meeting .....................................   33

      Solicitation, Revocation and Use of Proxies .........................   33

      Additional Voting Information .......................................   33

      Record Date and Outstanding Shares ..................................   34

      Voting Rights and Required Vote .....................................   34

      Costs of Solicitation ...............................................   34

ADDITIONAL INFORMATION ....................................................   35

FINANCIAL STATEMENTS AND EXPERTS ..........................................   35

LEGAL MATTERS .............................................................   35

OTHER BUSINESS ............................................................   35

EXHIBIT I         FEE TABLES/EXAMPLES
EXHIBIT II        ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS
EXHIBIT III       BENEFICIAL OWNERSHIP
EXHIBIT IV        SUB-ADVISERS
EXHIBIT V         FORMS OF AGREEMENTS AND PLANS OF REORGANIZATION
EXHIBIT VI        NEW MANAGEMENT AGREEMENTS

                                  INTRODUCTION

      On _________, Orbitex Management, Inc. entered into an agreement with Saratoga Capital Management I, LLC ("Saratoga Capital Management") pursuant to which Orbitex Management, Inc. agreed to sell all of its assets to Saratoga Capital Management in exchange for a 50% interest in Saratoga Capital Management (the "Orbitex-Saratoga Merger"). Upon consummation of the Orbitex-Saratoga Merger, Saratoga Capital Management will be renamed Orbitex-Saratoga Capital Management, LLC.

      Saratoga Capital Management is the investment manager to the Saratoga Trust, a registered investment company which is comprised of 12 separate funds(1).

      You are now being asked to approve a consolidation of your Orbitex Fund with a corresponding Saratoga Fund (as described in the table above). See -The Reorganizations and Approval of the Reorganizations. In addition, in order to insure continuity of investment management services following the Orbitex-Saratoga Merger, you are being asked to approve a New Management Agreement for your Fund, which will remain in effect until the earlier of the Reorganization of your Fund, or __________, 2004. See -The New Management Agreements and Approval of the New Management Agreements.

                                     SUMMARY

      The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus, and in the Exhibits attached hereto.

The Reorganizations

      On September 26, 2002, the Boards unanimously approved, subject to Shareholder approval, a proposal that each Saratoga Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Orbitex Fund solely in exchange for an equal aggregate value of such Saratoga Fund's corresponding class of shares (except for Class A and Class D Shareholders of the Focus 30 Fund and Shareholders of the Cash Reserves Fund, who will receive Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund who will receive Class A shares of the corresponding Saratoga Fund) to be distributed to the Shareholders of such Orbitex Fund, after which the Orbitex Fund will cease to exist. See--Approval of the Reorganizations. No sales charges will be imposed on the shares issued in connection with the Reorganizations. As a result of the Reorganizations, Shareholders of each Orbitex Fund will become Shareholders of the corresponding Saratoga Fund and will receive shares of the corresponding Saratoga Fund with a net asset value equal to their holdings in the applicable Orbitex Fund.

      The Trustees/Directors of the Boards, including all of the Trustees/Directors who are not "interested persons" within the meaning of
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Trustees/Directors"), unanimously concluded that the Reorganizations are in the best interests of their respective Funds and Shareholders. In reaching this conclusion, the Boards considered that the consolidation of the Orbitex Funds with the Saratoga Funds will result in approximately a doubling in size of the Fund complex and enable a larger, more diverse group of Funds to be offered to all Shareholders. As a result, many

----------
(1) In addition to the Saratoga Funds that are referred to in this Proxy Statement and Prospectus, the Saratoga Trust also consists of the Investment Quality Bond Portfolio, Municipal Bond Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, International Equity Portfolio.

shareholders would be able to exchange their shares into a larger number of Funds than is currently the case. The Boards also considered: (1) the services to be provided to Shareholders, including the availability of a Saratoga Fund with investment objectives and policies similar to the corresponding Orbitex Fund; (2) the projected expense ratios of each Saratoga Fund compared to the corresponding Orbitex Fund; (3) the potential economies of scale which could be realized as a result of the increase in size of the Fund complex; (4) the qualifications and experience of Saratoga Capital Management; and (5) the fact that the Reorganizations will not result in a recognition of any gain or loss for federal income tax purposes.

      THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE REORGANIZATION OF YOUR ORBITEX FUND.

The New Management Agreements

      In order to insure continuity of investment management services following the Orbitex-Saratoga Merger, but prior to the Reorganization of your Fund, you are being asked to approve a New Management Agreement for your Fund. See - Approval of the New Management Agreements. Each New Management Agreement will become effective, with respect to an Orbitex Fund, upon Shareholder approval at the Meeting, and will remain in effect until the earlier of the Reorganization of your Fund or __________, 2004.

      The advisory fees payable under each New Management Agreement are identical to those payable under each current investment management agreement with Orbitex Management, Inc. (the "Current Agreements").

      At a meeting of the Boards held on September 26, 2002, the Boards, including the Independent Trustees/Directors, unanimously approved each New Management Agreement.

      THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE NEW MANAGEMENT AGREEMENT RELATING TO YOUR ORBITEX FUND.

Comparison of the Funds

      Business of the Orbitex Funds

      Each Orbitex Fund (except for the Orbitex Life Sciences Fund) is organized as a separate investment portfolio or series of the Orbitex Trust, a Delaware business trust, which was established on December 13, 1996 pursuant to its Declaration of Trust. The Orbitex Life Sciences Fund is a closed-end management investment company incorporated under the laws of Maryland on April 6, 2000 pursuant to its Articles of Incorporation.

      Business of the Saratoga Funds

      Each Saratoga Fund is organized as a separate investment portfolio or series of the Saratoga Trust, a Delaware business trust, which was established on April 8, 1994 pursuant to its Declaration of Trust.

      Fiscal Year End

      The fiscal year end for the Orbitex Funds is April 30. The fiscal year end for the Saratoga Funds is August 31. Upon consummation of each Reorganization, the fiscal year end of the combined Fund will be August 31. This means that the annual and the semi-annual reports of the combined Funds will be available at different times than is currently the case for the Orbitex Funds.

      Comparison of Investment Objectives and Policies

      A discussion of the investment objectives and principal investment policies of the Saratoga Funds and of the Orbitex Funds is set forth below. The investment objectives of the Saratoga Large Capitalization Value Portfolio and the Saratoga U.S. Government Money Market Portfolio are fundamental and may not be changed without Shareholder approval. The investment objectives of the Orbitex Funds, and of the remainder of the Saratoga Funds that are referred to in this Proxy Statement and Prospectus are non-fundamental and may be changed without Shareholder approval. Upon consummation of each Reorganization, the investment objective of each combined Fund will be fundamental.

      The Saratoga Large Capitalization Value Portfolio, Saratoga U.S. Government Money Market, Saratoga Mid Capitalization Portfolio, Focus 30 Fund, Cash Reserves Fund, and Mid-Cap Fund are diversified within the meaning of the 1940 Act. The remainder of the Orbitex Funds and Saratoga Funds that are referred to in this Proxy Statement and Prospectus are non-diversified within the meaning of the 1940 Act.

         Focus 30 Fund and Saratoga Large Capitalization Value Portfolio

Investment Objectives

      The Focus 30 Fund seeks to provide its Shareholders with long-term growth of capital and current income through focused investment in the securities of some or all of the 30 companies listed on the New York Stock Exchange that make up the Dow Jones Industrial Average (the "DJIA"). The Saratoga Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

Investment Policies

      Both the Focus 30 Fund and the Saratoga Large Capitalization Value Portfolio pursue their respective investment objectives by investing primarily in equity securities.

      The Focus 30 Fund seeks to achieve its investment objective principally by investing in companies with large market capitalizations and well-established earnings and dividend histories. The market capitalization of a company is the company's stock price multiplied by the total number of shares of its stock outstanding; in other words, the value placed on the company by the stock markets. The Focus 30 Fund invests at least 90% of its total assets in common stock of some or all of the 30 companies that make up the DJIA. The stocks of these widely known companies are all listed on the New York Stock Exchange and represent major American corporations engaged in a variety of industries. The Focus 30 Fund's adviser weighs the Fund's investments toward the DJIA companies that it believes will perform better than other DJIA companies. The Focus 30 Fund may also invest up to 10% of its total assets in common stocks of companies included in the S&P 500 Index.

      The Focus 30 Fund's adviser uses qualitative analysis to evaluate company dynamics and quantitative screening criteria to locate companies with positive earnings and growth rates faster than the market average. It also attempts to identify investment and economic themes that can drive profits.

      The Saratoga Large Capitalization Value Portfolio does not limit its investments to the 30 companies that make up the DJIA. Instead, the Saratoga Large Capitalization Value Portfolio normally invests at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. In determining which securities to buy, hold or sell, the Saratoga Large Capitalization Value Portfolio's adviser focuses its investment selection on highly liquid equity securities that, in the adviser's opinion, have above average price appreciation potential at the time of purchase. In general, the Saratoga Large Capitalization Value Portfolio's adviser looks for securities that have above average dividend yields and below average price/earnings ratios relative to the stock market in general, as measured by the S&P 500 Index. Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Fund's adviser. In addition, the Fund may invest in stock index futures contracts and options.

     Cash Reserves Fund and Saratoga U.S. Government Money Market Portfolio

Investment Objectives

      The Cash Reserves Fund seeks current income while maintaining liquidity and a stable share price of $1.00. The Saratoga U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

Investment Policies

      The Cash Reserves Fund is a money market fund, which invests primarily in high-quality, short-term, dollar-denominated money market instruments, including commercial paper and notes issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities and obligations issued by U.S. and foreign banks, such as banker's acceptances and certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

      The Cash Reserves Fund invests more than 25% of its total assets in obligations issued by the domestic banking industry. However, for temporary defensive purposes when the Fund's adviser believes that maintaining this concentration may be inconsistent with the best interests of Shareholders, the Fund may not maintain this concentration. Although the Fund may invest in banker's acceptances and certificates of deposit issued by U.S. branches of foreign banks, it invests only in securities denominated in U.S. dollars. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the adviser must determine that it is of equivalent quality to those in the two highest credit-quality categories. The Fund will not exceed an average dollar weighted portfolio maturity of 90 days.

      The Saratoga U.S. Government Money Market Portfolio is a U.S. Government money market fund. Unlike the Cash Reserves Fund, the Saratoga U.S. Government Money Market Portfolio limits itself by investing at least 80% of its assets in high quality, short-term U.S. Government securities. As in the case of the Cash Reserves Fund, the Fund seeks to maintain a stable share price of $1.00.

      Both Funds may invest in repurchase agreements with respect to securities issued by the U.S. Government, its agencies and instrumentalities.

      Unlike the Saratoga U.S. Government Money Market Portfolio which invests directly in the instruments described above, the Cash Reserves Fund operates under a master-feeder structure. This means that the Cash Reserves Fund seeks to meet its investment objective by investing all of its assets in the Money Market Fund of AMR Investment Services Trust which has an investment objective and employs investment strategies that are identical to the Cash Reserves Fund.

    Health & Biotechnology Fund and Saratoga Health & Biotechnology Portfolio

Investment Objectives

      Both the Health & Biotechnology Fund and the Saratoga Health & Biotechnology Portfolio seek long-term growth of capital.

Investment Policies

      The investment policies of both Funds are identical.

      Both the Health & Biotechnology Fund and Saratoga Health & Biotechnology Portfolio invest primarily in common stock of companies regardless of their market value.

      Both Funds invest at least 80% of their total assets in equity, equity-related or debt securities of healthcare and biotechnology companies. The Funds expect to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Funds may invest up to 25% of their assets in the securities of foreign issuers. The Portfolio composition is based on a "bottom-up" blending of value and growth criteria as well as identifying investment and economic themes that can drive profits. The Portfolio will invest in companies that the Adviser expects will capitalize on emerging changes in the healthcare and biotechnology industries.

      The Funds define a "healthcare company" as an entity that is principally engaged in the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; design, manufacture, or sale of healthcare-related products and services.

      The Funds define a "biotechnology company" as an entity that is principally engaged in research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

      The Funds also define a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company.

      Both Funds consider a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits based upon the company's most recent fiscal year comes from those activities.

      The Funds may sell those holdings that have been identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Funds may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

           Medical Fund and Saratoga Health & Biotechnology Portfolio

Investment Objectives

      The Medical Fund seeks long-term capital appreciation. The Saratoga Health & Biotechnology Portfolio seeks long-term growth of capital.

Investment Policies

      The Medical Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in a portfolio of common stocks of companies principally engaged in research, development, production and distribution of medical products and services. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; and companies engaged in medical, diagnostic, biochemical and biotechnological research and development. The Fund invests primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Fund may invest up to 25% of its assets in the securities of foreign issuers.

      The Saratoga Health & Biotechnology Portfolio invests at least 80% of its total assets in equity, equity-related or debt securities of healthcare and biotechnology companies. The Fund expects to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Fund may invest up to 25% of its assets in the securities of foreign issuers.

      The Saratoga Health & Biotechnology Portfolio defines a "healthcare company" as an entity that is principally engaged in the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; design, manufacture, or sale of healthcare-related products and services.

      The Saratoga Health & Biotechnology Portfolio defines a "biotechnology company" as an entity that is principally engaged in research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

      The Saratoga Health & Biotechnology Portfolio also defines a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company.

      Both Funds consider a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits based upon the company's most recent fiscal year comes from those activities.

      The Funds may sell those holdings that have been identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Funds may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

    Orbitex Life Sciences Fund and Saratoga Health & Biotechnology Portfolio

Investment Objective

      The Orbitex Life Sciences Fund is a continuously offered, non-diversified, closed-end management investment company that seeks long-term growth of capital. Saratoga Health & Biotechnology Portfolio is a non-diversified series of an open-end management investment company that also seeks long-term growth of capital.

Investment Policies

      The Orbitex Life Sciences Fund invests primarily in the securities of companies primarily engaged in life sciences, pharmaceuticals, medical research and biotechnology research, development and implementation, and other areas related to the life sciences and biotechnology industries. Under normal market conditions, it invests at least 80% of its net assets in equity securities issued by life sciences companies and biotechnology companies. The Fund invests primarily in U.S. common stocks, but may also invest in other types of equity securities and debt securities.

      The Saratoga Health & Biotechnology Portfolio invests at least 80% of its total assets in equity, equity-related or debt securities of healthcare and biotechnology companies. The Fund expects to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Fund may invest up to 25% of its assets in the securities of foreign issuers.

      The Saratoga Health & Biotechnology Portfolio defines a "healthcare company" as an entity that is principally engaged in the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; design, manufacture, or sale of healthcare-related products and services.

      The Saratoga Health & Biotechnology Portfolio defines a "biotechnology company" as an entity that is principally engaged in research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

      The Saratoga Health & Biotechnology Portfolio also defines a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company. It considers a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits based upon the company's most recent fiscal year comes from those activities.

      The Saratoga Health & Biotechnology Portfolio may sell those holdings that it has identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Saratoga Health & Biotechnology Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

      Although both Funds invest in companies of all sizes, the Orbitex Life Sciences Fund generally invests a majority of its assets in small and medium sized companies. In addition, unlike Saratoga Health

& Biotechnology Portfolio, the Orbitex Life Sciences Fund may also invest up to 20% of its net assets in debt securities rated below investment grade or unrated securities of equivalent quality (commonly referred to as "junk bonds"). The Orbitex Life Sciences Fund may invest a significant portion of its total assets in privately owned life science and biotechnology companies that plan to conduct initial public offerings (commonly referred to as "venture capital companies"). The Orbitex Life Sciences Fund also may invest in private venture capital funds that specialize in investing in life sciences and biotechnology companies. Saratoga Health & Biotechnology Portfolio may not invest in either venture capital companies or venture capital funds.

            Info-Tech & Communications Fund and Saratoga Technology &
                            Communications Portfolio

Investment Objectives

      Both the Info-Tech & Communications Fund and Saratoga Technology & Communications Portfolio seek long-term growth of capital.

Investment Policies

      The Info-Tech & Communications Fund invests at least 80% of its total assets in equity securities issued by information services and communications companies. The Fund defines an "information services company" as an entity in which at least 50% of the company's revenues or earnings were derived from information services activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. The Fund defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications and information services activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services.

      The Saratoga Technology & Communications Portfolio invests at least 80% of its total assets in equity securities issued by technology and communications companies. The Fund defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Fund defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services.

      Both Funds invest in common stock of domestic and foreign issuers regardless of their size. In addition, both Funds expect to invest primarily in U.S. and foreign common stocks but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the communications, information and technology industries.

      In buying and selling securities for the Funds, the advisers rely on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, estimates and management. However, if the adviser's strategies do not work as intended, the Funds may not achieve their objectives.

       Technology Fund and Saratoga Technology & Communications Portfolio

Investment Objectives

      Both the Technology Fund and the Saratoga Technology & Communications Portfolio seek long-term growth of capital.

Investment Policies

      The Technology Fund invests at least 80% of its total assets in equity securities issued by emerging technology companies. The Fund defines an "emerging technology company" as an entity in which at least 50% of the company's revenues or earnings are derived from emerging technology activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Emerging technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of innovative technologies. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries that are seeking better ways to leverage technology. The Fund maintains a high degree of flexibility to avoid being limited to a narrow band of investments.

      The Saratoga Technology & Communications Portfolio invests at least 80% of its total assets in equity securities issued by technology and communications companies. The Fund defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Fund defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services.

      In buying and selling securities for the Funds, the advisers rely on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, estimates and management. However, if the adviser's strategies do not work as intended, the Funds may not achieve their objectives.

      Both Funds invest in common stock of domestic and foreign issuers regardless of their size. In addition, both Funds expect to invest primarily in U.S. and foreign common stocks but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the emerging technology and technology industries.

        Financial Services Fund and Saratoga Financial Services Portfolio

Investment Objectives

      Both the Financial Services Fund and the Saratoga Financial Services Portfolio seek long-term growth of capital.

Investment Policies

      The investment policies of both Funds are identical.

      Both Funds invest in common stock of domestic and foreign issuers regardless of their size.

      Both Funds invest at least 80% of their total assets in U.S. and foreign securities issued by financial services companies. In addition, both Funds invest at least 25% of their total assets in securities of companies in the Finance and Insurance industries. The Funds expect to invest primarily in U.S. and foreign common Stocks but may also invest in other types of equity securities, investment grade securities and in securities of companies outside the financial services industries.

      The Funds define a "financial service company" as an entity in which at least 50% of the company's revenues or earnings were derived from financial services based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Financial service companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is primarily derived from the financial services sector. Under SEC regulations, the Funds may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management services.

      The Funds will generally invest in companies that the adviser expects will capitalize on emerging changes in the global financial service industries. The adviser may sell those holdings that it has identified as having exceeded their fair market value, and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Funds may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

      In buying and selling securities for the Funds, the advisers rely on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates and management. However, if the adviser's strategies do not work as intended, the Funds may not achieve their objectives.

  Energy & Basic Materials Fund and Saratoga Energy & Basic Materials Portfolio

Investment Objectives

      Both the Energy & Basic Materials Fund and the Saratoga Energy & Basic Materials Portfolio seek long-term growth of capital.

Investment Policies

      The investment policies of both Funds are identical.

      Both Funds invest in common stock of domestic and foreign issuers regardless of their size.

      Both Funds will normally invest at least 80% of their total assets in equity securities issued by companies involved in the exploration, development, production or distribution of oil, natural gas, coal and uranium, basic materials such as metals, minerals, chemicals, water, forest products, precious metals, and other related industries. The Funds also invest a portion of their assets in: securities of companies in the oil and natural gas exploration, development, production and distribution industry; securities of companies in the mining industry; and securities of companies in the precious metals industry. The Funds expect to invest primarily in U.S. common stocks but may also invest in other types of equity securities and debt securities of any quality.

      Both Funds invest in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. These securities include securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors and are trading at prices that the adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.

             Mid-Cap Fund and Saratoga Mid-Capitalization Portfolio

Investment Objectives

      Both the Mid-Cap Fund and the Saratoga Mid-Capitalization Portfolio seek to achieve long-term capital appreciation.

Investment Policies

      The investment policies of both Funds are identical.

      Both Funds invest at least 80% of their total assets, under normal conditions, in equity securities of U.S. companies that have a market capitalization of between $1 and $15 billion at the time of purchase. Both Funds invest in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. In addition, both Funds invest up to 20% of their total assets in equity securities of foreign companies and in securities convertible into the common stock of U.S. companies, such as convertible preferred stock and convertible bonds. Both Funds may also invest in debt securities such as corporate bonds, government securities and mortgage and other asset-backed securities.

      The Funds strive to provide long term growth through a multi-factor selection process. In seeking to accomplish this goal, the adviser uses fundamental analysis to invest in stocks that are believed to be less expensive than comparable companies as determined by price/earnings ratios, cash flows or other measures. The adviser also uses quantitative screening in seeking to identify mid-cap companies with attractive earnings growth, revenue growth, and balance sheet strength. The adviser also attempts to identify industry and economic themes that can drive company profits.

      The Funds may invest in companies that the adviser believes are undervalued and may be subject to positive changes from new markets/products, restructuring, acquisitions, divestitures, mergers, change in management, regulatory change, or other changes that will enhance the value of the company.

      The adviser to the Funds may sell those holdings that have exceeded their relative value price targets and may also sell the securities of a company that has experienced a fundamental change from the reasons that prompted the initial purchase of the stock. If changes for the better have not materialized, the stock will be sold. A final decision for selling the security is made after all factors are analyzed.

              Growth Fund and Saratoga Mid-Capitalization Portfolio

Investment Objectives

      The Growth Fund seeks to provide long-term growth of capital through selective investment in securities of companies of all sizes that offer potential for growth. The Saratoga Mid-Capitalization Portfolio seeks to achieve long-term capital appreciation.

Investment Policies

      The Growth Fund pursues its investment objective by investing at least 80% of its total assets in equity securities, composing a portfolio based upon a growth-oriented strategy for selecting investments with a secondary focus on value stocks. The Growth Fund's adviser uses a qualitative analysis to evaluate company dynamics and quantitative screening criteria to locate companies with positive earning and growth rates faster than the market average. The Funds expect to invest primarily in U.S. common stocks but may also invest in other types of equity securities, and debt securities of any quality.

      Unlike the Growth Fund which invests in issuers regardless of market capitalization, the Saratoga Mid-Capitalization Portfolio invests at least 80% of its total assets, under normal conditions, in equity securities of U.S. companies that have a market capitalization of between $1 and $15 billion at the time of purchase. The Fund invests in securities of companies that are deemed to be undervalued, thereby offering above-average potential for capital appreciation, and invests up to 20% of its total assets in equity securities of foreign companies and in securities convertible into the common stocks of U.S. companies, such as convertible preferred stock and convertible bonds. The Fund may also invest in debt securities such as corporate bonds, government securities and mortgage and other asset-backed securities.

      The Saratoga Mid Capitalization Portfolio strives to provide long term growth through a multi-factor selection process. In seeking to accomplish this goal, the adviser uses fundamental analysis to invest in stocks that are believed to be less expensive than comparable companies as determined by price/earnings ratios, cash flows or other measures. The adviser also uses quantitative screening in seeking to identify mid-cap companies with attractive earnings growth, revenue growth, and balance sheet strength. The adviser also attempts to identify industry and economic themes that can drive company profits.

      The Saratoga Mid Capitalization Portfolio may invest in companies that the adviser believes are undervalued and may be subject to positive changes from new markets/products, restructuring, acquisitions, divestitures, mergers, change in management, regulatory change, or other changes that will enhance the value of the company.

      The adviser to the Saratoga Mid Capitalization Portfolio may sell those holdings that have exceeded their relative value price targets and may also sell the securities of a company that has experienced a fundamental change from the reasons that prompted the initial purchase of the stock. If changes for the better have not materialized, the stock will be sold. A final decision for selling the security is made after all factors are analyzed.

      Comparison of Management Fees

      The investment manager of the Orbitex Funds is Orbitex Management, Inc. The investment manager of the Saratoga Funds is Saratoga Capital Management. Each Saratoga Fund is managed by a sub-adviser as described below.

      The table below sets forth the investment management fees of the Orbitex Funds and of the corresponding Saratoga Funds. For information about the expense reimbursement agreements that are in place for each of the Funds, see the footnotes to the Fee Tables contained in Exhibit I attached hereto.

-------------------------------------------------------------------------------------------------------------------------
             Orbitex Fund            Management Fee             Corresponding Saratoga Fund            Management Fee
             ------------            --------------             ---------------------------            --------------
-------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund                             0.75%       Saratoga Large Capitalization Value Portfolio         0.65%
-------------------------------------------------------------------------------------------------------------------------
Cash Reserves Fund                        0.10%       Saratoga U.S. Government Money Market Portfolio       0.475%
-------------------------------------------------------------------------------------------------------------------------
Health & Biotechnology Fund               1.25%       Saratoga Health & Biotechnology Portfolio             1.25%
-------------------------------------------------------------------------------------------------------------------------
Medical Fund                              1.25%       Saratoga Health & Biotechnology Portfolio             1.25%
-------------------------------------------------------------------------------------------------------------------------
Orbitex Life Sciences Fund                1.75%       Saratoga Health & Biotechnology Portfolio             1.25%
-------------------------------------------------------------------------------------------------------------------------
Info-Tech & Communications Fund           1.25%       Saratoga Technology & Communications Portfolio        1.25%
-------------------------------------------------------------------------------------------------------------------------
Technology Fund                           1.25%       Saratoga Technology & Communications Portfolio        1.25%
-------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                   1.25%       Saratoga Financial Services Portfolio                 1.25%
-------------------------------------------------------------------------------------------------------------------------
Energy & Basic Materials Fund             1.25%       Saratoga Energy & Basic Materials Portfolio           1.25%
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund                              0.75%       Saratoga Mid-Capitalization Portfolio                 0.75%
-------------------------------------------------------------------------------------------------------------------------
Growth Fund                               0.75%       Saratoga Mid-Capitalization Portfolio                 0.75%
-------------------------------------------------------------------------------------------------------------------------

      The investment management fees charged by each Saratoga Fund are less than, or equal to, the investment management fees charged by the corresponding Orbitex Fund. The sole exception is the Saratoga U.S. Government Money Market Fund and the Cash Reserves Fund. In this case, the investment management fee charged by the Saratoga U.S. Government Money Market Fund is higher than the investment management fee charged by the Cash Reserves Fund. Nevertheless, the Boards have concluded that the Reorganization of the Cash Reserves Fund is in the best interest of the Fund and its Shareholders. See Approval of the Reorganizations- The Boards Considerations.

      Use of Sub-Advisers

      Both the Orbitex Funds' and the Saratoga Funds' investment management agreements provide that the adviser may, at its own cost and expense and subject to the requirements of the 1940 Act, retain one or more sub-advisers (each a "Sub-Adviser") to manage all or a portion of the investment portfolios of the Funds. Under a "Manager of Managers" order granted to the Saratoga Funds by the Commission, the Saratoga Funds are permitted to retain and change Sub-Advisers, or their fees, without obtaining shareholder approval. Saratoga Capital Management has ultimate responsibility under the "Manager of Managers" structure to oversee the Sub-Advisers, including making recommendations to the Board of Trustees regarding hiring, termination and replacement of Sub-Advisers. Each Saratoga Fund has a Sub-Adviser. Orbitex Management, Inc. utilizes Sub-Advisers for the Mid-Cap Fund and the Financial Services Fund. The Orbitex Funds do not have a "Manager of Managers" order from the Commission. As such, these Sub-Advisers, and their fees, cannot be changed without Shareholder approval. In both cases, the sub-advisory fees are paid out of the advisers fees at no additional cost to the Funds or their Shareholders. If shareholders approve the Reorganizations, the combined Funds will be managed by Orbitex-Saratoga Capital Management, LLC and its Sub-Advisers in accordance with the order from the Commission. For additional information about the Sub-Advisers, see Exhibit IV attached hereto.

      Comparison of Distribution and Shareholder Servicing Fees

      Orbitex Funds Distributor, Inc. acts as the distributor of Class A, Class B, Class C, and Investor shares of the Orbitex Funds (except for Orbitex Life Sciences Fund) pursuant to Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for each class (each a "12b-1 Plan" and collectively the "12b-1 Plans"). Each of these Orbitex Funds (other than the Cash Reserves
Fund) pays Orbitex Funds Distributor, Inc. a quarterly distribution fee at an annualized rate of 0.40% (0.50% for the Technology Fund) of the average daily net assets attributable to Class A shares, 0.75% of the average daily net assets attributable to the Class B shares, and 0.75% of the average daily net assets attributable to the Class C shares. The Class B and Class C Plans also allow these Funds to pay Orbitex Funds Distributor, Inc., or other service providers that have entered into agreements with Orbitex Funds Distributor, Inc., an annualized shareholder service fee equal to 0.25% of average net assets attributable to Class B and Class C shares, for certain shareholder services provided to these classes. The Cash Reserves Fund pays Orbitex Funds Distributor, Inc. a shareholder servicing fee at the annual rate of 0.25% of the net asset value of its Investor Shares.

      Although Orbitex Life Science Fund does not have a 12b-1 Plan, it does pay each dealer that has entered into a shareholders servicing agreement with the Fund's distributor, a shareholder servicing fee at the annual rate of 0.25% of the net asset value of the outstanding shares of the Fund beneficially owned by customers of the dealer. This fee is accrued daily as an expense of the Fund.

      Orbitex Funds Distributor, Inc. also acts as the distributor of the Class B and Class C shares of the Saratoga Funds pursuant to a 12b-1 Plan for each class. Each Saratoga Fund pays Funds Distributor, Inc., or other entities, a fee which is accrued daily and paid monthly, at the annual rate of 1.00% of the average net assets of Class B and Class C shares. A service fee of up to 0.25% of average daily net assets of these classes may be paid directly to Saratoga Capital Management for support services.

      Upon consummation of each Reorganization, Orbitex Funds Distributor, Inc. will act as the distributor of the Class A, Class B, and Class C shares of the combined Funds, and will receive a fee which is accrued daily and paid monthly at an annual rate of 0.40%, 1.00% and 1.00% of the average net assets of the Class A, Class B and Class C shares of the combined Funds, respectively.

      Comparison of Class Structure

      Each of the Orbitex Funds (except for the Focus 30 Fund, Cash Reserves Fund, and Orbitex Life Sciences Fund) offers Class A, Class B, and Class C shares. The Focus 30 Fund offers Class A, Class B, and Class D shares. The Cash Reserves Fund offers Institutional shares and Investor shares. The Energy & Basic Materials Fund offers Class A and Class D shares. The Orbitex Life Sciences Fund offers one class of common stock.

      The Saratoga Large Capitalization Value Portfolio and the Saratoga U.S. Government Money Market Portfolio offer Class B, Class C and Class I shares. The remainder of the Saratoga Funds that are referred to in this Proxy Statement and Prospectus offer Class A, Class B, Class C shares and Class I shares. The 5 Saratoga Funds not covered in this Proxy Statement and Prospectus do not offer Class A shares.

      Upon consummation of each Reorganization, each combined Fund will offer Class A, Class B, Class C and Class I shares, except for the Saratoga Large Capitalization Value Portfolio and the Saratoga U.S. Government Money Market Portfolio which will continue to offer only Class B, Class C and Class I shares.

      Comparison of Minimum and Subsequent Investments

      Orbitex Funds

      The minimum initial investment for Class A, Class B, and Class C shares is $2,500 for regular accounts, $2,000 for individual retirement accounts, with a minimum subsequent investment of $250 ($100 in the case of Class D shares of the Focus 30 Fund(2)). The minimum initial investment for the Institutional shares of the Cash Reserves Fund is $1 million, with a minimum subsequent investment of $100,000. The minimum initial investment for the Investor shares of the Cash Reserves Fund is $2,500, with a minimum subsequent investment of $500. The minimum investment for shares of the Orbitex Life Sciences Fund is $25,000. See Your Account and Distribution (in case of the Orbitex Life Sciences Fund) in the Orbitex Funds' Prospectuses for additional information about minimum and subsequent investments.

      Saratoga Funds

      The minimum initial investment in Saratoga Trust is $10,000, and the minimum subsequent investment in Saratoga Trust is $100. The minimum initial investment in each Saratoga Fund (other than the Saratoga U.S. Government Money Market Portfolio which has no minimum initial investment) is $250, and there is no minimum subsequent investment in each Fund. For employees and relatives of:

----------
(2) Available only to (1) shareholders who previously were shareholders of the ASM Index 30 Fund at the time of the reorganization, (2) employees of Orbitex Financial Services Group, its affiliates and certain related accounts, and (3) certain institutional investors.

Saratoga Capital Management, the firms distributing shares of the Saratoga Trust, and the Saratoga Trust service providers and their affiliates, the minimum initial investment in the Saratoga Trust is $1,000 and there is no minimum investment per Saratoga Fund. For employee benefit plans, mutual fund platforms, supermarket programs, associations, and individual retirement accounts, there is no minimum initial investment in Saratoga Trust and no minimum investment per Saratoga Fund. See Exhibit II attached hereto for additional information about minimum and subsequent investments.

      Comparison of Purchase and Redemption Prices

      Orbitex Funds

      Class A shares are offered at net asset value with a 5.75% initial sales charge which is reduced for purchases of $50,000 or more, and is eliminated for purchases of $1 million or more. For purposes of determining the sales charge, there is a right of accumulation which allows Class A shareholders to include prior Class A purchases as part of their current investment. Class A shares may be redeemed on each business day without a redemption or other charge at net asset value per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% contingent deferred sales charge on shares redeemed within one year after purchase.

      Class B shares of the Funds are offered at net asset value with no initial sales charge. Class B shares can be redeemed on each business day at net asset value per share. However, if you redeem your shares within six years, there is a 5.00% contingent sales charge which declines over time.

      Class C shares of the Funds are offered at net asset value with a 1.00% initial sales charge. Class C shares can be redeemed on each business day at net asset value per share. However, shares that are redeemed within eighteen months are charged a deferred sales charge equal to 1.00% of the lesser of (1) the original purchase price, or (2) the net asset value of the shares being redeemed.

      Class D shares of the Focus 30 Fund are currently offered at net asset value without an initial sales charge, 12b-1 fee, or shareholder servicing fee. Class D shares may be redeemed on each business day without charge at the net asset value per share next determined.

      Institutional shares of the Cash Reserves Fund are offered without an initial sales charge, and without a 12b-1 or shareholder servicing fee. Investor shares of the Cash Reserves Fund are offered without a sales charge, but are subject to a shareholder servicing fee of up to 0.25%. Both Institutional and Investors shares can be redeemed on each business day without charge at the net asset value per share next determined.

      Orbitex Life Sciences Fund is a closed-end management investment company that engages in the continuous offering of new shares in the same manner as an open-end management investment company. Shares of the Fund are offered through its distributor on a best efforts basis, at a price equal to the next determined net asset value per share plus a sales charge of 4.00%. Shares of Orbitex Life Sciences Fund cannot be redeemed on a daily basis because the Fund is organized as a closed-end fund. In addition, the Fund's shares are not listed on any securities exchange, and there is no assurance that any secondary market will develop for the Fund's shares. However, in order to provide limited liquidity, the Fund conducts quarterly repurchase offers for 5% of its outstanding shares at net asset value per share. If the number of shares tendered for repurchase exceeds the number the Fund intends to repurchase, the Fund will repurchase shares on a pro-rata basis, and tendering shareholders will not have all of their tendered shares repurchased by the Fund. Upon consummation of the Reorganization of this Fund, the Fund will become and open-end series of the Saratoga Health & Biotechnology Portfolio. This means that its shares will be redeemable on each business day.

      See Your Account-Purchasing Shares-Redeeming Shares and Repurchase Offers (in the case of Orbitex Life Sciences Fund) in the Orbitex Funds Prospectuses for additional information about purchase and redemption prices.

      Saratoga Funds

      Shares of the Saratoga Funds must be purchased through a dealer having a sales agreement with the Funds' distributor, or generally through the distributor.

      Class A shares are offered at net asset value with a 5.75% initial sales charge which is reduced for purchases of $50,000 or more, and is eliminated for purchases of $1 million or more. The Saratoga Large Capitalization Value Portfolio, Saratoga U.S. Government Money Market Portfolio, and the Saratoga Funds that are not covered in this Proxy Statement and Prospectus do not offer Class A shares. Class A shares may be redeemed on each business day without charge at net asset value per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% contingent deferred sales charge on shares redeemed within one year after purchase.

      Class B shares are currently offered without an initial sales charge. Class B shares may be redeemed on each business day at net asset value per share. However, if you redeem your shares within six years, there is a 5.00% contingent sales charge which declines over time. Class B shares will convert automatically to Class I shares, based on the relative net asset values of the shares of the two classes on the conversion date.

      Class C shares of the Saratoga Funds are currently offered without an initial sales charge. Class C shares may be redeemed on each business day at net asset value per share. However, a contingent deferred sales charge of 1% is imposed on shares redeemed within one year after purchase.

      Class I shares of the Saratoga Funds are currently offered without an initial sales charge, and may be redeemed without a redemption fee on each business day at net asset value per share.

      See Exhibit II attached hereto for additional information about purchase and redemption prices.

      Conversion

      Class B shares of the Orbitex Funds automatically convert to Class A shares eight years from the end of the calendar month in which the Fund accepted your purchase. This conversion is on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee or other charge. Class A shares of the Orbitex Funds impose a 0.40% 12b-1 fee.

      Class B shares of the Saratoga Funds automatically convert to Class I shares approximately eight years after the date of the original purchase, or if acquired through an exchange or a series of exchanges, from the date the original shares were purchased. Class I shares of the Saratoga Funds do not impose a 12b-1 fee.

      Upon consummation of each Reorganization, Class B shares of the combined Fund will automatically convert to Class I shares.

      Redemption in Kind and Involuntary Redemptions

      Orbitex Funds

      The Orbitex Funds (except for the Orbitex Life Sciences Fund) reserve the right to honor redemption or repurchase orders by making payment in whole or in part in readily marketable securities if the amount of such request is large enough to affect the operations of the Fund. If as a result of a redemption the value of Class A, Class B, Class C or Class D shares of the Orbitex Funds (except for the Orbitex Life Sciences Fund) drops below $1,000, the Fund will involuntarily redeem the remaining shares in an investors account ($750,000, and $2,000 for Institutional Shares and Investors Shares, respectively, of the Cash Reserves Fund). Investors are allowed at least sixty days to cure before the Fund redeems.

      See Your Account-Redeeming Shares and Distribution Policy (in the case of the Orbitex Life Sciences Fund) in the Orbitex Funds' Prospectuses for additional information about redemption in kind and involuntary redemptions.

      Saratoga Funds

      If the Board of Trustees determines that it would be detrimental to the best interest of shareholders to make a redemption payment wholly in cash, a Saratoga Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. The Saratoga Funds may involuntarily redeem an account having a current value of $7,500 or less as a result of redemptions. Investors are allowed thirty days to cure before the Fund redeems.

      See Exhibit II attached hereto for additional information about redemption in kind and involuntary redemptions.

      Comparison of Exchange Rights

      Orbitex Funds

      Shares of each Orbitex Fund (except for the Orbitex Life Sciences Fund and the Cash Reserves Fund) may be exchanged for shares of the same class of another Orbitex Fund at no cost. Class D shares of the Focus 30 Fund can be exchanged only for Class A shares of another Fund. All sales charges and minimums apply to these exchange transactions. The Orbitex Life Sciences Fund is a closed-end investment company and does not exchange it shares for shares of other investment companies.

      The Cash Reserves Fund, on behalf of its Investor Shares, participates in an exchange program with certain third-party, non-money market mutual funds whereby shares of those funds can be exchanged for Investor Shares of the Cash Reserves Fund without charge. These exchanges are made without a sales charge, but are subject to a $2,500 minimum, and a fifteen day holding period. Class A shares of the Orbitex Funds may be exchanged for Investor Shares of the Cash Reserves Fund.

      See Your Account-Exchanging Shares in the Orbitex Funds' Prospectuses for additional information about exchange rights.

      Saratoga Funds

      Class A, Class B, Class C, and Class I shares of the Saratoga Funds may be exchanged without payment of any exchange fee for shares of another Saratoga Fund of the same class at their respective net asset values.

      The 5 Saratoga Funds not covered in this Proxy Statement and Prospectus, the Saratoga Large Capitalization Value Portfolio, and the Saratoga U.S. Government Money Market Portfolio do not offer Class A shares. This means that Class A Shareholders of the combined Fund will not have the ability to exchange their Class A shares for shares of these Funds.

      See Exhibit II attached hereto for additional information about exchange rights.

      Comparison of Dividend Policies

      Orbitex Funds

      The Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, Mid-Cap Fund, and the Orbitex Life Sciences Fund distribute dividends and capital gains annually. The Focus 30 Fund distributes dividends quarterly and capital gains annually. The Cash Reserves Fund declares dividends daily and pays them the first business day after the end of each month. Capital gains, if any, are distributed at least annually. In all cases, distributions are made with additional shares of the Funds, unless the Fund is instructed that you would prefer cash. See Distributions and Distribution Policy (in the case of the Orbitex Life Sciences Fund) in the Orbitex Funds' Prospectuses for additional information about dividend policies.

      Saratoga Funds

      The Saratoga Funds (except for the Saratoga U.S. Government Money Market Portfolio) distribute dividends and capital gains annually. The Saratoga U.S. Government Money Market Portfolio declares dividends daily and pays them monthly and capital gains, if any, are paid annually. In all cases, distributions are made with additional shares of the Funds, unless the Fund is instructed that you would prefer cash. See Exhibit II attached hereto for additional about dividend policies.

      Net Asset Value

      The price at which the Orbitex Fund's and Saratoga Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). The value of each Fund's portfolio securities is based on the securities market value when available. When a market price is not readily available, including circumstances under which it is determined that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Boards.

      All securities held by the Saratoga U.S. Government Money Market Portfolio and the Cash Reserves Fund, and debt securities with remaining maturities of sixty days or less at the time of purchase, are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market price, and minimizes changes in the market value of the Fund's portfolio securities and helps the Funds maintain a stable share price of $1.00. There is no assurance that either Fund will maintain its net asset value at $1.00 per share.

      Tax Considerations

      As a condition to each Reorganization, the Orbitex Funds and the corresponding Saratoga Funds will receive an opinion of Mayer, Brown, Rowe & Maw to the effect that each Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by the Fund or the Funds' Shareholders for federal income tax purposes as a result of the transactions included in such Reorganization. For further information about the tax consequences of the Reorganization, See Federal Income Tax Consequences of the Reorganizations below.

                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS

      The principal investment risks associated with an investment in the Orbitex Funds are substantially similar to those associated with an investment in the Saratoga Funds. A discussion of these principal risks is set forth below. The terms in bold type are described in more detail at the end of this section. See the Orbitex Funds' Statement, Orbitex Funds' Prospectuses, and the Saratoga Funds' Statements for more detailed discussions of the investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of the Funds will be achieved or that the value of a Shareholder's investment in the Funds will not decrease.

         Focus 30 Fund and Saratoga Large Capitalization Value Portfolio

      The Focus 30 Fund and the Saratoga Large Capitalization Value Portfolio are subject to Stock Market Risk, and Issuer Specific Risks. The Saratoga Large Capitalization Value Portfolio is also subject to Foreign Securities Risk , Options and Futures Risk, and Fully Invested Risk.

     Cash Reserves Fund and Saratoga U.S. Government Money Market Portfolio

      The Cash Reserves Fund and the Saratoga U.S. Government Money Market Portfolio are subject to Interest Rate Risk, Credit Risk, Repurchase Risk and Share Price Risk.

    Health & Biotechnology Fund and Saratoga Health & Biotechnology Portfolio

      The Health & Biotechnology Fund and the Saratoga Health & Biotechnology Portfolio are subject to Stock Market Risk, Healthcare and Biotechnology Sector Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk, and Non-Diversification Risk.

           Medical Fund and Saratoga Health & Biotechnology Portfolio

      The Medical Fund and the Saratoga Health & Biotechnology Portfolio are subject to Stock Market Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk, and Non-Diversification Risk. The Medical Fund is also subject to Medical Sciences Sector Risk. The Saratoga Health & Biotechnology Portfolio is also subject to Healthcare and Biotechnology Sector Risk.

    Orbitex Life Sciences Fund and Saratoga Health & Biotechnology Portfolio

      The Orbitex Life Sciences Fund and the Saratoga Health & Biotechnology Portfolio are subject to Stock Market Risk, Healthcare and Biotechnology Sector Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk, Non-Diversification Risk. The Orbitex Life Sciences Fund is also subject to Venture Capital Risk, Illiquid Securities Risk, Secondary Market Risk and Junk Bond Risk.

            Info-Tech & Communications Fund and Saratoga Technology &
                            Communications Portfolio

      The Info-Tech & Communications Fund and the Saratoga Technology & Communications Portfolio are subject to Stock Market Risk, Mortgage Backed Securities Risk, Technology and Communications Sector Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk and Non-Diversification Risk. The Saratoga Technology & Communications Portfolio is also subject to Emerging Technology Sector Risk.

       Technology Fund and Saratoga Technology & Communications Portfolio

      The Technology Fund and the Saratoga Technology & Communications Portfolio are subject to Stock Market Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk, Mortgage Backed Securities Risk, Non-Diversification Risk and Emerging Technology Sector Risk. The Saratoga Technology & Communications Portfolio is also subject to Technology and Communications Sector Risk.

        Financial Services Fund and Saratoga Financial Services Portfolio

      The Financial Services Fund and the Saratoga Financial Services Portfolio are subject to Stock Market Risk, Financial Services Companies Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk and Non-Diversification Risk.

  Energy & Basic Materials Fund and Saratoga Energy & Basic Materials Portfolio

      The Energy & Basic Materials Fund and the Saratoga Energy & Basic Materials Portfolio are subject to Stock Market Risk, Energy and Basic Materials Sector Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk and Non-Diversification Risk.

             Mid-Cap Fund and Saratoga Mid-Capitalization Portfolio

      The Mid-Cap Fund and the Saratoga Mid-Capitalization Portfolio are subject to Stock Market Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk and Junk Bond Risk.

             Growth Fund and Saratoga Mid-Capitalization Portfolio

      The Growth Fund and the Saratoga Mid-Capitalization Portfolio are subject to Stock Market Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Foreign Securities Risk, Issuer Specific Risks, and Junk Bond Risk. The Saratoga Mid-Capitalization Portfolio is also subject to Non-Diversification Risk.

Credit Risk

      Refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Emerging Technology Sector Risk

      Because of its narrow focus, the Fund's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Energy and Basic Materials Sector Risk

      Because of its specific focus, the Fund's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Fund's performance may sometimes be significantly better or worse than that of other types of funds.

Financial Services Companies Risk

      Because of its specific focus, the Fund's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly to and move in unison with one another. The Fund is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.

Foreign Securities Risk

      Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Consequently, there is a risk that a foreign security may never reach the price that the adviser believes is representative of its full value or that it may even go down in price

Fully Invested Risk

      The Fund is intended primarily as a vehicle for the implementation of a long term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of funds, the Fund generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Fund may take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede the ability to protect the Fund's capital during declines in the particular segment of the market to which the Fund's assets are committed.

Healthcare and Biotechnology Sector Risk

      Because of its specific focus, the Fund's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly to and move in unison with one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Fund's performance may sometimes be significantly better or worse than that of other types of funds.

Illiquid Securities Risk

      The Fund invests in securities that are illiquid and volatile. Illiquid securities involve the risk that they cannot be sold at the time desired by the Fund or at prices approximating the value the Fund has determined. Stock prices of biotechnology companies are very volatile and the Fund's performance may sometimes be significantly worse than that of other types of funds.

Interest Rate Risk

      Refers to the fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short term securities.

Issuer Specific Risks

      The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the adviser believes is representative of its full value or that it may even go down in price.

Junk Bonds Risk

      A Fund's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, and to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Boards to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Fund's net asset value.

      Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

Medical Sciences Sector Risk

      Because of its specific focus, the Fund's performance is closely tied to and affected by events occurring in the healthcare and medical sciences industries. The economic prospects of health and life sciences companies can dramatically fluctuate due to changes in the regulatory and competitive environment in which these companies operate. A substantial portion of health services and research may be funded or subsidized by the government, and so changes in government policy at the federal or state level may affect the demand for health care products or services, and the continuation or success of research and development efforts. Regulatory approvals often entail lengthy application and testing procedures and are generally required before new drugs and certain medical devices may be introduced for sale to the public. Medical sciences companies face lawsuits related to product liability and other issues. Many products and services provided by medical science companies and businesses engaged in genomics-related activities require substantial capital investment and are subject to rapid obsolescence. Moreover, research efforts undertaken by companies in which the Fund invests may not result in the production of commercially viable products.

Mortgage Backed Securities

      Investments in mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

      Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Fund's investment adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

Non-Diversification Risk

      Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund's share price. Therefore, a non-diversified Fund may be more volatile than other funds.

Options and Futures

      If a Fund invests in options and/or futures, its participation in these markets would subject the Fund to certain risks. The adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

Repurchase Agreements Risk

      Repurchase agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker/dealer) that agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

Secondary Market Risk

      The Fund does not list its shares for trading on any national securities exchange. The Fund's shares are not readily marketable and are significantly less liquid than shares of funds that trade on an exchange. Because the Fund is a closed-end investment company, shares of the Fund may not be redeemed on a daily basis. Although the Fund makes quarterly repurchase offers, you may not be able to sell all the shares that you wish to sell in a repurchase offer.

Share Price Risk

      There is no guarantee that the Fund will be able to preserve the value of your investment at $1.00 per share. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Small and Mid-Sized Companies Risk

      The Fund may invest in companies with small and medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Small cap companies generally have a market capitalization of under $1 billion and Mid-Cap companies generally have a market capitalization between $1 billion and $5 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Small and Mid-Cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. Small and Mid-Cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Small and Mid-Cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, Small and Mid-Cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

Stock Market Risk

      Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors. Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money.

Technology and Communications Sector Risk

      Because of its specific focus, the Fund's performance is closely tied to, and affected by, events occurring in the information and communications, and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Venture Capital Risk

      The Fund invests in venture capital companies and private venture capital funds. Venture capital companies represent highly speculative investments. The Fund's ability to realize value from an investment in a venture capital company is to a large degree dependent upon the successful completion of the company's IPO or the sale of the venture capital company to another company, which may not occur for a period of several years after the date of the Fund's investment, if ever.

                               FEE TABLES/EXAMPLES

      For the current fees and expenses applicable to each Orbitex Fund, each Saratoga Fund, and the combined funds on a pro-forma basis (as of August 31, 2002), see Exhibit I attached hereto.

                ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS

      For additional information regarding the Financial Highlights; Average Annual Total Returns; Management's Discussion of Fund Performance; Pricing of Fund Shares; Purchase of Shares; Redemption of Shares; Exchange Privileges; the Plan of Distribution; Dividends and Distributions; and the Financial Highlights of the Saratoga Funds: See Exhibit II attached hereto.

                        APPROVAL OF THE REORGANIZATIONS

General

      Under the Agreement and Plan of Reorganization, the applicable Saratoga Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Orbitex Fund solely in exchange for an equal aggregate value of corresponding shares of such Saratoga Fund. Upon receipt by an Orbitex Fund of corresponding shares, such Orbitex Fund will distribute such corresponding shares to its Shareholders, as described below. All issued and outstanding shares of the Orbitex Funds will be cancelled, and each Orbitex Fund will cease to exist following consummation of the respective Reorganization. Generally, the assets transferred by an Orbitex Fund to the respective Saratoga Fund will include all investments of such Orbitex Fund held in its portfolio as of the Exchange Date (as defined in the Form of Agreement and Plan or Reorganization attached as Exhibit V hereto) and all other assets of such Orbitex Fund as of such time.

      Following each Reorganization, the Orbitex Fund will cease to exist, and you will become a Shareholder of the corresponding class of shares of the Saratoga Fund (except for Class A and Class D Shareholders of the Focus 30 Fund and Shareholders of the Cash Reserves Fund who will become Shareholders of the Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund who will become Shareholders of the Class A shares of the corresponding Saratoga Fund). The value of your Saratoga Fund shares will be equal to the net asset value of your shares of your Orbitex Fund. No sales charges will be imposed on the shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify as a tax-free reorganization for federal income tax purposes.

      Each Orbitex Fund will distribute the corresponding shares received by it in connection with its Reorganization pro rata to its Shareholders in exchange for such Shareholder's proportional interests in such Orbitex Fund. Since the corresponding shares received by an Orbitex Fund's Shareholders will have the same aggregate net asset value as each such shareholder's interest in such Orbitex Fund as of the Exchange Date (as defined in the Agreement and Plan of Reorganization), the net asset value per share of the respective Saratoga Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Orbitex Funds or the Saratoga Funds immediately following consummation of the Reorganizations and the total dollar value of shares held will remain the same.

      If the Shareholders approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place on or about January 1, 2003. One Reorganization is not dependent on the consummation of any other Reorganization. If Shareholders do not approve the Reorganization of their Orbitex Fund, the Boards will consider other possible courses of action which may be in the best interests of Shareholders.

Terms of the Agreements and Plans of Reorganization

      The following is a summary of the significant terms of the Agreements and Plans of Reorganization. This summary is qualified in its entirety by reference to the Form of Agreement and Plan of Reorganization, which is attached hereto as
Exhibit V.

      Valuation of Assets and Liabilities

      The net asset value of the Orbitex Funds' net assets, and the value of Saratoga Funds' shares, shall in each case be determined as of the close of regular trading on the New York Stock Exchange on the third business day following the receipt of Shareholder approval or such earlier or later time as may be mutually agreed upon, and will be valued according to the procedures set forth in the Funds' then-current Prospectus and Statement of Additional Information.

      Distribution of Shares of the Orbitex Funds

      On or promptly after the Closing Date, each Orbitex Fund will liquidate, and distribute corresponding shares of the Saratoga Fund (except for Class A and Class D Shareholders of the Focus 30 Fund, and Shareholders of the Cash Reserves Fund who will become Shareholders of the Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund who will become Shareholders of the Class A shares of the corresponding Saratoga Fund) received by it pro rata to its Shareholders in exchange for such shareholder's proportional interests in each Orbitex Fund. The shares of each Saratoga Fund received by Shareholders will have the same aggregate net asset value as such Shareholder's interest in the Orbitex Fund held on the Liquidation Date. Generally, the liquidation and distribution will be accomplished by opening new accounts on the books of each Saratoga Fund in the names of the shareholders of the corresponding Orbitex Fund and transferring to those Shareholder's accounts the corresponding shares representing such shareholder's interest previously credited to the account of the Orbitex Fund.

      No sales charge or fee of any kind will be charged to the shareholders of the Orbitex Funds in connection with their receipt of the shares of the Saratoga Funds in the Reorganizations.

      Termination of the Orbitex Funds

      Following the transfer of the assets and liabilities of each Orbitex Fund to the corresponding Saratoga Fund and the distribution of the shares of each Saratoga Fund to the shareholders of the corresponding Orbitex Fund, Orbitex Management, Inc. will take action to terminate each Orbitex Fund as a series of the Orbitex Trust under Delaware law, and to terminate Orbitex Life Sciences Fund under Maryland law.

      Conditions

      The obligations of the Orbitex Trust on behalf of each Orbitex Fund (except for Orbitex Life Sciences Fund), Orbitex Life Sciences Fund, and the Saratoga Trust, on behalf of each Saratoga Fund, pursuant to the Agreement and Plan of Reorganization are subject to various conditions, including this registration statement on Form N-14 being declared effective by the Commission, approval of the Reorganizations by Shareholders, an opinion of counsel being received as to tax matters, opinions of counsel being received as to certain securities law matters, and the continuing accuracy of various representations and warranties of the Funds being confirmed by the respective parties.

      Termination, Postponement and Waivers

      The Agreement and Plan or Reorganization may be terminated, with respect to one or more of the Reorganizations by mutual agreement. In addition, either party may at its option terminate the Agreement and Plan of Reorganization with respect to one or more Reorganizations at or prior to the Closing Date if any conditions set forth therein have not been fulfilled, or if the Boards determine that the Reorganizations are not in the best interest of the Orbitex Funds and their Shareholders.

The Boards Considerations

      At a meeting held on September 26, 2002, the Boards, including all of the Independent Trustees/Directors, unanimously approved the Agreement and Plan of Reorganization for each Orbitex Fund, and determined to recommend that Shareholders approve the Reorganization of their Fund. In reaching this decision, the Boards considered that, following each Reorganization, Shareholders will remain invested in a mutual fund which has similar investment objectives and policies. In addition, the Boards considered the following, among other things: (i) the comparative expense ratio of each Orbitex Fund and the corresponding Saratoga Fund, (ii) the nature and quality of services provided by Saratoga Capital Management and by the Sub-Advisers to each Saratoga Fund; (iii) the services proposed to be offered to Shareholders of the consolidated funds;
(iv) the extent to which the consolidation of the Orbitex and Saratoga Funds will facilitate the realization of economics of scale and thereby potentially reduce Fund expenses; and (v) the tax free nature of each Reorganization. The Boards noted in particular that the Reorganizations will result in a Fund complex which would be approximately double the size of the Orbitex complex, and consist of a larger, more diverse group of Funds. As a result, many Shareholders would be able to exchange their shares for shares of a larger number of Funds than is currently the case. The Boards also considered the views expressed by Orbitex Management, Inc., that a larger, more diverse Fund complex can appeal to a broader class of institutional and retail investors, and that access to the Saratoga distribution network may enhance the opportunity to market the Funds as part of an overall asset allocation strategy. As a result, in Orbitex Management, Inc.'s view, the Reorganizations will facilitate the ability to increase the assets of the Funds and thereby achieve economies of scale more quickly than would otherwise be the case.

      The Boards also considered that in the case of each Reorganization, the projected expense ratio of the combined fund will be equal to or lower than that of the corresponding Orbitex Fund. The sole exception is the Reorganization of Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio. The Board noted however, that the Reorganization would offer Shareholders enhanced investment flexibility to the extent that Shareholders would be afforded an opportunity to exchange into a broader more diverse group of Funds than is currently the case. In addition, the Board was concerned about the long term viability of the Cash Reserves Fund given its small asset size.

      At a meeting held on September 20, 2002, the Board of Trustees of the Saratoga Trust, including all of the Independent Trustees, unanimously approved the Agreement and Plan of Reorganization for each Saratoga Fund. The Board of Trustees of the Saratoga Trust considered factors similar to those evaluated by the Boards of the Orbitex Funds. In particular, the Trustees noted the potential benefits associated with increasing the size of the Fund complex including the view expressed by Saratoga Capital Management that a larger, more diverse Fund complex can appeal to a broader class of institutional and retail investors.

      In approving the Reorganizations, the Boards, and the Board of Trustees of the Saratoga Trust, including all of the Independent Trustees/Directors, determined that each Reorganization is in the best interest of their respective Funds, its Shareholders. In addition, the Boards, and the Board of Trustees of the Saratoga Trust, including all of the Independent Trustees/Directors, determined that the interests of the Shareholders of each Fund would not be diluted as a result of effecting the respective Reorganization because each such Shareholder will receive corresponding shares of the Saratoga Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Orbitex Fund outstanding as of the Liquidation Date.

      Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Boards, and the Board of Trustees of the Saratoga Trust, concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. Consequently, the Boards, and the Board of Trustees of the Saratoga Trust, approved the Agreement and Plan or Reorganization on behalf of their Funds, and the Boards of the Orbitex Funds directed that each Agreement and Plan or Reorganization be submitted to the Shareholders of the Orbitex Funds for approval.

Federal Income Tax Consequences of the Reorganizations

      At least one but not more than 20 business days prior to the Liquidation Date (as defined in the Form of Agreement and Plan of Reorganization attached hereto as Exhibit V), the Orbitex Funds will declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders all of the investment company taxable income for all periods since the inception of the Orbitex Funds through and including the Liquidation Date (computed without regard to any dividends paid deduction), and all of the Funds' net capital gain, if any, realized in such periods (after reduction for any capital loss carryforward).

      The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368(a)(1)(C) or Section 368(a)(1)(F), as applicable, of the Internal Revenue Code of 1986, as amended (the "Code").

      As a condition to the Reorganizations, the Orbitex Funds and the corresponding Saratoga Funds will receive an opinion of Mayer, Brown, Rowe & Maw to the effect that, based on certain assumptions, facts, the terms of the Agreement of Plan of Reorganization and representations set forth in the Agreement of Plan of Reorganization or otherwise provided by the Orbitex Funds and the corresponding Saratoga Funds (including a representation to the effect that the Saratoga Funds have no plan or intention to sell or otherwise dispose of more than 66 % of the assets of the respective Orbitex Funds acquired in the Reorganizations except for dispositions made in the ordinary course of business):

      1. The transfer of each Orbitex Fund's assets in exchange for the corresponding Saratoga Fund shares and the assumption by such Saratoga Fund of certain stated liabilities of the respective Orbitex Fund followed by the distribution by such Orbitex Fund of the corresponding Saratoga Fund shares to Shareholders in exchange for their Orbitex Fund shares pursuant to and in accordance with the terms of the Agreement and Plan of Reorganization constitute a "reorganization" within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(F), as applicable, of the Code, and each Orbitex Fund and each corresponding Saratoga Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      2. No gain or loss will be recognized by any Saratoga Fund upon the receipt of the assets of the respective Orbitex Fund solely in exchange for the corresponding Saratoga Fund shares and the assumption by such Saratoga Fund of the stated liabilities of such Orbitex Fund;

      3. No gain or loss will be recognized by any such Orbitex Fund upon the transfer of the assets of such Orbitex Fund to the corresponding Saratoga Fund in exchange for such Saratoga Fund shares and the assumption by such Saratoga Fund of the stated liabilities or upon the distribution of such Saratoga Fund shares to Shareholders in exchange for their Orbitex Fund shares;

      4. No gain or loss will be recognized by a Shareholder upon the exchange of the shares of any Orbitex Fund for the corresponding Saratoga Fund shares;

      5. The aggregate tax basis for the Saratoga Fund shares received by each of the Shareholders pursuant to each Reorganization will be the same as the aggregate tax basis of the shares in the respective Orbitex Fund held by each such Shareholder immediately prior to such Reorganization;

      6. The holding period of the Saratoga Fund shares to be received by each Shareholder will include the period during which such shares of the respective Orbitex Fund surrendered in exchange therefore were held (provided such shares in such Orbitex Fund were held as capital assets on the date of such Reorganization);

      7. The tax basis of the assets of each Orbitex Fund acquired by each corresponding Saratoga Fund will be the same as the tax basis of such assets of such Orbitex Fund immediately prior to such Reorganization; and

      8. The holding period of the assets of each Orbitex Fund in the hands of each corresponding Saratoga Fund will include the period during which those assets were held by such Orbitex Fund.

      The advice of Counsel is not binding on the Internal Revenue Service or the courts and neither the Orbitex Funds nor any corresponding Saratoga Fund has sought or will seek a ruling with respect to the tax treatment of the Reorganizations.

      Shareholders should consult their tax advisors regarding the effect, if any, of the proposed transaction in light of their individual circumstances. Because the foregoing discussion only relates to the Federal income tax consequences of the proposed transaction, Shareholders should also consult their tax advisors as to the state and local tax consequences, if any, of the proposed transaction.

      Tax Consequences of the Reorganizations to the Funds. Under the Code, the Reorganizations may result in limitations on the utilization of the capital loss carryovers and built-in capital losses of any of the Orbitex Funds or any of the Saratoga Funds. The amount of such limitations, if any, will depend on the net equity value of a Fund and the existence and amount of a Fund's capital loss carryovers, built-in capital losses and built-in capital gains at the time of the Reorganizations. A Fund will have built-in capital gains if the fair market value of its assets on the date of the Reorganization exceeds its tax basis in such assets and a Fund will have built-in capital losses if its tax basis in its assets exceeds the fair market value of such assets on the date of the Reorganization.

      The Reorganization of the Focus 30 Fund into the Saratoga Large Capitalization Value Portfolio. As of April 30, 2002, the Focus 30 Fund had no capital loss carryovers and no net unrealized built-in capital losses and the Saratoga Large Capitalization Value Portfolio had approximately $8 million of capital loss carryovers and approximately $7.3 million of net unrealized built-in capital losses. The

Saratoga Large Capitalization Value Portfolio's capital loss carryovers will be available to offset any capital gains recognized on the disposition of (i) assets acquired by the combined fund after the date of the Reorganization; (ii) assets of the Focus 30 Fund held by the combined fund, but only to the extent such capital gains are attributable to an increase in the value of such assets above fair market value of such assets on the date of the Reorganization; and
(iii) assets of the Saratoga Large Capitalization Value Fund held by the combined fund. However, the combined fund will be unable to utilize the Saratoga Large Capitalization Value Portfolio's capital loss carryovers to offset any capital gains recognized on the disposition of the Focus 30 Fund's assets acquired in the Reorganization to the extent such gains are attributable to built-in capital gains of such assets on the date of the Reorganization. As of April 30, 2002, the Focus 30 Fund had net unrealized capital gains of approximately $612,000.

      The Reorganization of the Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio. As of April 30, 2002, the Cash Reserves Fund had no capital loss carryovers and no net unrealized built-in capital losses and the Saratoga U.S. Government Money Market Portfolio had no capital loss carryovers and no unrealized built-in capital losses.

      The Reorganization of the Health & Biotechnology Fund, the Medical Fund and the Life Sciences Fund into the Saratoga Health & Biotechnology Portfolio. As of April 30, 2002, the Health & Biotechnology Fund had capital loss carryovers of approximately $39 million and approximately $53 million of net unrealized built-in capital losses, the Medical Fund had capital loss carryovers of approximately $56,000 and approximately $6 million of net unrealized built-in capital losses, and the Saratoga Health & Biotechnology Portfolio had no capital loss carryovers and no net unrealized built-in capital losses. As of October 31, 2001, the Life Sciences Fund had capital loss carryovers of approximately
$2.6 million and approximately $200,000 of net unrealized built-in capital losses.

      Under the Code, there will not be a limitation on the utilization of the Health & Biotechnology Fund's capital loss carryovers and recognized built-in capital losses to offset capital gains recognized by the combined fund. However, there will be a limitation on the ability of the combined fund to offset capital gains with the Medical Fund's capital loss carryovers and, if the built-in losses are recognized within five years of the Reorganization, such recognized built-in capital losses. Although the actual amount of the limitation will be determined at the time of the Reorganization, if the Reorganization had occurred on August 31, 2002, approximately $436,000 was the maximum amount of the Medical Fund's capital loss carryovers and recognized built-in capital losses (if any) the combined fund would have been able to utilize in any year.

      Additionally, there will be a limitation on the ability of the combined fund to offset capital gains with the Life Sciences Fund's capital loss carryovers and, if the built-in losses are recognized within five years of the Reorganization, such recognized built-in capital losses. Although the actual amount of the limitation will be determined at the time of the Reorganization, if the Reorganization had occurred on August 31, 2002, approximately $225,000 was the maximum amount of the Life Sciences Fund's capital loss carryovers and recognized built-in capital losses (if any) the combined fund would have been able to utilize in any year. Thus, as a result of the Reorganization, a significant portion of the capital loss carryforwards of the Orbitex Life Sciences Fund will not be able to be utilized. As noted above, however, there is no limitation on the combined funds ability to utilize the Health & Biotechnology Fund's $39 million of capital loss carryover.

      The foregoing discussion assumes that Shareholders of each Fund approve the Reorganization. In the event that Shareholders of one or more Fund/Funds do not approve the Reorganization, the tax consequence set forth above may vary.

      The Reorganization of the Info-Tech & Communications Fund and the Technology Fund into the Saratoga Technology & Communications Portfolio. As of April 30, 2002, the Info-Tech & Communications Fund had capital loss carryovers of approximately $246 million and net unrealized built-in losses of approximately $3 million, the Technology Fund had capital loss carryovers of approximately $73 million and net unrealized built-in capital losses of approximately $890,000, and the Saratoga Technology & Communications Fund had no capital loss carryovers or net unrealized built-in capital losses. Under the Code, there will not be a limitation on the utilization of the Info-Tech & Communications Fund's capital loss carryovers and recognized built-in capital losses to offset capital gains recognized by the combined fund. However, there will be a limitation on the ability of the combined fund to offset capital gains with the Technology Fund's capital loss carryovers and, if the built-in losses are recognized within five years of the Reorganization, such recognized built-in capital losses. Although the actual amount of the limitation will be determined at the time of the Reorganization, if the Reorganization had occurred on August 31, 2002, approximately $444,000 was the maximum amount of the Technology Fund's capital loss carryovers and recognized built-in capital losses (if any) the combined fund would have been able to utilize in any year. Thus, as a result of the Reorganization, a significant portion of the capital loss carryovers of the Technology Fund will not be able to be utilized. As noted above however, there is no limitation on the combined funds ability to utilize the Info-Tech & Communications Fund's $246 million of capital loss carryover.

      The foregoing discussion assumes that Shareholders of each Fund approve the Reorganization. In the event that Shareholders of one Fund do not approve the Reorganization, the tax consequences set forth above may vary.

      The Reorganization of the Financial Services Fund into the Saratoga Financial Services Fund. As of April 30, 2002, the Financial Services Fund had approximately $210,000 of capital loss carryovers and approximately $653,000 of net unrealized built-in capital gains and the Saratoga Financial Services Fund had no capital loss carryovers and no net unrealized built-in capital losses. Under the Code, there will not be a limitation on the ability of the combined fund to offset capital gains with the Financial Services Fund's capital loss carryovers.

      The Reorganization of the Energy & Basic Materials Fund into the Saratoga Energy & Basic Materials Portfolio. As of April 30, 2002, the Energy & Basic Materials Fund had approximately $820,000 of capital loss carryovers and approximately $860,000 of net unrealized built-in capital gains and the Saratoga Energy & Basic Materials Fund had no capital loss carryovers and no net unrealized built-in capital losses. Under the Code, there will not be a limitation on the ability of the combined fund to offset capital gains with the Energy & Basic Materials Fund's capital loss carryovers.

      The Reorganization of the Mid-Cap Fund and the Growth Fund into the Saratoga Mid Capitalization Portfolio. As of April 30, 2002, the Mid-Cap Fund had no capital loss carryovers and no net unrealized built-in capital losses, the Growth Fund had approximately $18.5 million of capital loss carryovers and approximately $2 million of net unrealized built-in capital losses, and the Saratoga Mid Capitalization Portfolio had no capital loss carryovers and no net unrealized built-in capital losses. Under the Code, there will be a limitation on the ability of the combined fund to offset capital gains with the Growth Fund's capital loss carryovers and, if the built-in losses are recognized within five years of the Reorganization, such recognized built-in capital losses. Although the actual amount of the limitation will be determined at the time of the Reorganization, if the Reorganization had occurred on August 31, 2002, approximately $554,000 was the maximum amount of the Growth Fund's capital loss carryovers and recognized built-in capital losses (if any) the combined fund would have been to utilize in one year. Thus, as a result of the Reorganization, a significant portion of the capital loss carryovers of the Growth Fund will not be able to be utilized.

      The foregoing discussion assumes that shareholders of each Fund approve the Reorganization. In the event that Shareholders of one Fund do not approve the Reorganization, the tax consequences set forth above may vary.

Description of Shares

      The shares of the Saratoga Funds to be issued pursuant to the Agreement and Plan of Reorganization will, when issued, be fully paid and non-assessable by the Saratoga Fund, transferable without restrictions, and will have no preemptive rights.

Shareholder Rights

      Shareholder rights are the same for the Orbitex Funds and the Saratoga Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain matters. In the event of the liquidation of a Fund, Shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to Shareholders. The Funds are not required to hold annual meetings and do not intend to do so except when certain matters are to be decided.

Capitalization Tables (unaudited)

      The following tables (unaudited) set forth the capitalization of each Orbitex Fund and each Currently Operating Saratoga Fund as of August 31, 2002, and the capitalization of each combined fund, on a pro forma basis, as if the Reorganizations had occurred on ______________. Prior to the consummation of the Reorganizations, five of the Saratoga Funds will have no assets or prior history of operations. Because capitalization information for these Funds will be identical to the corresponding Orbitex Fund, no tables are provided for these Funds.

--------------------------------------------------------------------------------------------------
                                                            Saratoga Large Capitalization Value
                               Focus 30 Fund                             Portfolio
--------------------------------------------------------------------------------------------------
                     Class A      Class B      Class D      Class B       Class C      Class I
                     -------      -------      -------      -------       -------      -------
--------------------------------------------------------------------------------------------------
Total Net Assets     269,403     1,995,949    5,416,956     651,808      2,739,686   57,693,907
--------------------------------------------------------------------------------------------------
Shares
Outstanding          25,906      195,461      515,245       51,613       216,958     4,432,862
--------------------------------------------------------------------------------------------------
Net Asset Value
Per Share            $10.40      $10.21       $10.51        $12.63       $12.63      $13.02
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                    Pro Forma Combined Fund
-------------------------------------------------------------------------------------------------
                                     Class B       Class C                  Class I
                                     -------       -------                  -------
-------------------------------------------------------------------------------------------------
Total Net Assets                    2,647,757    2,739,686                63,380,293
-------------------------------------------------------------------------------------------------
Shares Outstanding                  209,645      216,958                  4,869,604
-------------------------------------------------------------------------------------------------
Net Asset Value Per Share           $12.63       $12.63                   $13.02
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                            Cash Reserves Fund             Saratoga U.S. Government Money Market
                                                                         Portfolio
--------------------------------------------------------------------------------------------------
                   Institutional Class   Investor Class      Class B      Class C      Class I
                   -------------------   --------------      -------      -------      -------
--------------------------------------------------------------------------------------------------
Total Net Assets   442,554               3,899,932           97,028      1,342,389    37,480,716
--------------------------------------------------------------------------------------------------
Shares
Outstanding        442,554               3,899,932           97,385      1,344,827    37,580,156
--------------------------------------------------------------------------------------------------
Net Asset Value
Per Share          $1.00                 $1.00               $1.00       $1.00        $1.00
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                    Pro Forma Combined Fund
-------------------------------------------------------------------------------------------------
                                       Class B             Class C                Class I
                                       -------             -------                -------
-------------------------------------------------------------------------------------------------
Total Net Assets                   97,028            1,342,389             41,823,202
-------------------------------------------------------------------------------------------------
Shares Outstanding                 97,385            1,344,827             41,922,642
-------------------------------------------------------------------------------------------------
Net Asset Value Per Share          $1.00             $1.00                 $1.00
-------------------------------------------------------------------------------------------------

      The tables set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the applicable Reorganization.

Appraisal Rights

      Shareholders will have no appraisal rights in connection with the Reorganization of their Fund.

                    APPROVAL OF THE NEW MANAGEMENT AGREEMENTS

Board Considerations

      The Orbitex-Saratoga Merger is expected to be consummated on or about December 18, 2002. In order to insure continuity of investment management services during the period immediately following the Orbitex-Saratoga Merger until implementation of the Reorganization, the Boards, at a meeting held on September 26, 2002, unanimously approved, for each Orbitex Fund, Interim Management Agreements with Saratoga Capital Management (one for all of the Orbitex Funds except for the Orbitex Life Sciences Fund, and one for the Orbitex Life Sciences Fund). The Interim Management Agreements will take effect upon consummation of the Orbitex-Saratoga Merger and will remain in effect for a maximum period of 150 days. The Boards also approved, with respect to each Orbitex Fund, subject to shareholder approval, a New Management Agreement with Orbitex-Saratoga Capital Management, LLC (one for all of the Orbitex Funds except for the Orbitex Life Sciences Fund, and one for the Orbitex Life Sciences
Fund) pursuant to which Orbitex-Saratoga Capital Management, LLC would serve as investment manager to each Orbitex Fund.

      The terms of the Interim Management Agreements are similar in all material respects as those of the Current Agreements with Orbitex Management, Inc. Rule 15a-4 under the 1940 Act allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the Shareholders and certain other contractual provisions are included in the interim agreement. Each Interim Management Agreement requires all advisory fees earned by Saratoga Capital Management to be escrowed pending shareholder approval of the corresponding New Management Agreement. If the New Management Agreement is not approved by Shareholders of the corresponding Orbitex Fund, Saratoga Capital Management will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Management Agreements (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). Each Interim Management Agreement will terminate with respect to an Orbitex Fund on the earlier of the effective date of the Reorganization of that Orbitex Fund, Shareholder approval of the New Management Agreement for that Orbitex Fund, or 150 days after the completion of the Orbitex-Saratoga Merger.

      In connection with its approval of each New Management Agreement, the Boards received a presentation from Saratoga Capital Management. The Boards considered that each New Management Agreement would insure continuity of investment management services subsequent to the Orbitex-Saratoga Merger and would involve no increase in advisory fees. As part of their deliberations, the Boards took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved, or reasonably anticipated to be achieved, by the merged Orbitex-Saratoga Capital Management, LLC; the amount and structure of investment adviser's fees generally and the fees payable under each New Management Agreement; the management, personnel and operations of Orbitex-Saratoga Capital Management, LLC; and the structure of the Orbitex-Saratoga Merger.

      Section 15(f) of the 1940 Act provides that an investment adviser (such as Saratoga Capital Management or Orbitex Management, Inc.) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the 1940 Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of Section 15(f), Saratoga Capital Management advised the Boards that for a period of three years after the Orbitex-Saratoga Merger, it will not take or recommend any action that would cause more than 25% of the Boards to be interested persons of Orbitex-Saratoga Capital Management, LLC. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the 1940 Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. Saratoga Capital Management advised the Boards that it will not take or recommend any action that would constitute an unfair burden on the Orbitex Funds, or the combined Funds, within the meaning of Section 15(f).

      The Boards unanimously recommend that the Shareholders approve the New Management Agreement for their Orbitex Fund. If the New Management Agreement is not approved by Shareholders of an Orbitex Fund, the Boards will determine the appropriate actions in the best interests of Shareholders to be taken with respect to such Orbitex Fund's advisory arrangements at that time.

Comparison of the New Management Agreements and Current Agreements

      Shareholders of the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, Cash Reserves Fund, Mid-Cap Fund, and Orbitex Life Sciences Fund will each vote separately on a New Management Agreement for their Fund with Orbitex-Saratoga Capital Management, LLC. Each New Management Agreement, if approved by Shareholders, would take effect immediately upon such approval.

      The terms of each New Management Agreement are the same in all material respects as the Current Agreements with Orbitex Management, Inc. dated March 16, 2000 (June 29, 2000 in the case of Orbitex Life Sciences Fund). Each New Management Agreement provides that Orbitex-Saratoga Capital Management, LLC will
(i) supervise the Orbitex Fund's investment program, including advising and consulting with the Board of Trustees and the sub-advisers regarding the Orbitex Fund's overall investment strategy and make recommendations to the Board of Trustees regarding the retention by the Orbitex Funds of the Sub-Advisers; (ii) monitor the performance of service providers, including the administrator, transfer agent and custodian; and (iii) pay the salaries, fees and expenses of such of the officers, trustees or employees that are directors, officers or employees of Orbitex-Saratoga Capital Management, LLC. In addition, each New Management Agreement provides that Orbitex-Saratoga Capital Management, LLC will appoint Sub-Advisers to the Orbitex Funds to (a) make, in consultation with the Manager and the Board of Trustees, investment strategy decisions for the respective Orbitex Fund (b) manage the investing and reinvesting of the Orbitex Fund's assets (c) place purchase and sale orders on behalf of the Orbitex Funds, and (d) provide research and statistical data to the Orbitex Trust in relation to investing and other matters within the scope of the investment objectives and limitations of the Orbitex Funds. These Sub-Advisers shall have the sole ultimate discretion over investment decisions for the Fund's. See Exhibit IV attached hereto for additional information on the Sub-Advisers. Finally, each New Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties under the New Management Agreement, Orbitex-Saratoga Capital Management, LLC shall have no liability to the Orbitex Funds or their Shareholders for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding, or sale of any security.

      Under each New Management Agreement, Orbitex-Saratoga Capital Management, LLC will receive the same compensation that Orbitex Management, Inc. receives under the Current Agreements. See Summary-Comparison of Management Fees for the fees received by Orbitex Management, Inc. under the Current Agreements. For the fiscal year ended April 30, 2002, the Info-Tech & Communications Fund, the Health & Biotechnology Fund, the Technology Fund, the Medical Fund, the Energy & Basic Materials Fund, the Financial Services Fund, the Focus 30 Fund, and the Growth Fund paid Orbitex Management, Inc. total advisory fees of $4,171,920 of which $525,954 was waived/reimbursed. For the fiscal year ended October 31, 2001, the Orbitex Life Sciences Fund paid Orbitex Management, Inc. total advisory fees of $151,805 of which $116,102 was waived/reimbursed. Since the Cash Reserves Fund is a master feeder fund, it did not pay advisory fees directly to Orbitex Management, Inc. However, fiscal year ended December 31, 2001, the Cash Reserve Fund was reimbursed $93,640 by Orbitex Management, Inc. Had each New Management Agreement been in effect for the same periods, the Funds would have paid Orbitex-Saratoga Capital Management, LLC the same amounts. For the fiscal year ended April 30, 2002, Circle Trust Company, and affiliate of Orbitex Management, Inc., earned $703,725 in brokerage commissions.

Additional Information About Orbitex-Saratoga Capital Management, LLC

      As noted above, the Orbitex-Saratoga Merger is expected to be completed on ______________. This section assumes that the Orbitex-Saratoga Merger has been completed, and sets forth information about Orbitex-Saratoga Capital Management, LLC which will be the surviving entity after the completion of the Orbitex-Saratoga Merger.

      Orbitex-Saratoga Capital Management, LLC is located at 1101 Stewart Avenue, Suite 207, Garden City, New York 11530. The directors and principal executive officer of Orbitex-Saratoga Capital Management, LLC their business addresses, position(s) with Orbitex-Saratoga Capital Management, LLC and a description of their principal occupations are set forth below.

----------------------------------------------------------------------------------------------------------------------
                                                              Position with Orbitex-Saratoga Capital Management, LLC
                     Name and Address                                      and Principal Occupation(s)
----------------------------------------------------------------------------------------------------------------------
Bruce E. Ventimiglia                                         Director of Orbitex-Saratoga Capital Management, LLC,
1101 Stewart Avenue, Suite 207                               Chairman, President & Chief Executive Officer of
Garden City, New York 11530                                  Orbitex-Saratoga Capital Management, LLC

----------------------------------------------------------------------------------------------------------------------
Stephen Ventimiglia                                          Director of Orbitex-Saratoga Capital Management, LLC,
1101 Stewart Avenue, Suite 207                               Vice Chairman & Chief Investment Officer of
Garden City, New York 11530                                  Orbitex-Saratoga Capital Management, LLC

----------------------------------------------------------------------------------------------------------------------
Richard E. Stierwalt                                         Director of Orbitex-Saratoga Capital Management, LLC,
410 Park Avenue                                              President, Chief Executive Officer and Director Orbitex
New York, New York 10022                                     Financial Services Group, Inc.

----------------------------------------------------------------------------------------------------------------------
Jeffrey Connors                                              Director of Orbitex-Saratoga Capital Management, LLC,
410 Park Avenue                                              Chief Operating Officer of Orbitex Financial Services
New York, New York 10022                                     Group, Inc.

----------------------------------------------------------------------------------------------------------------------

                        GENERAL INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

      The Meeting will be held at the principal executive offices of the Orbitex Trust, located at 410 Park Avenue, 18th Floor, New York, New York 10022, on December 18, 2002, at 9:00 a.m. Eastern Time.

Solicitation, Revocation and Use of Proxies

      A Shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of the Boards or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a Shareholder present at the Meeting may withdraw his or her proxy and vote in person.

      All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies. If no direction is indicated on a properly executed proxy, such shares will be voted "FOR" the Reorganization of your Fund and "FOR" the New Management Agreement for your Fund.

      It is not anticipated that any matters other than the approval of the Reorganizations and approval of each New Management Agreement will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Additional Voting Information

      In addition to the use of the mails, proxies may be solicited by telephone, telegraph, facsimile, the Internet or personal interview, authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the Shareholder's identity. In all cases where a telephonic authorization is solicited, the Shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received this Proxy Statement and Prospectus and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Shareholders requiring further information with respect to telephonic or electronically transmitted voting instructions or the proxy generally should call toll free 866-895-2628.

      Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Orbitex Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

Record Date and Outstanding Shares

      Only Shareholders at the close of business on _______________, 2002 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. As of __________, 2002 Saratoga Trust had outstanding ___________ shares of beneficial interest, par value $0.001 per share, the Focus 30 Fund had ___________ shares of beneficial interest, par value $0.001 per share, the Cash Reserves Fund had___________ shares of beneficial interest, par value $0.001 per share, the Health & Biotechnology Fund had ___________ shares of beneficial interest, par value $0.001 per share, the Medical Fund had ___________ shares of beneficial interest, par value $0.001 per share, the Orbitex Life Sciences Fund had ___________ shares of beneficial interest, par value $0.001 per share, the Info-Tech Fund had ___________ shares of beneficial interest, par value $0.001 per share, the Technology Fund had ___________ shares of beneficial interest, par value $0.001 per share, the Financial Services Fund had ___________ shares of beneficial interest, par value $0.001 per share, the Energy & Basic Materials Fund had ___________ shares of beneficial interest, par value $0.001 per share, the Mid-Cap Fund had ___________ shares of beneficial interest, par value $0.001 per share, and the Growth Fund had ___________ shares of beneficial interest, par value $0.001 per share.

      For information regarding the more than 5% shareholders of each Orbitex Fund and each Saratoga Fund, and the ownership of the officers and Trustees/Directors of each Orbitex Fund and each Saratoga Fund as of the Record Date, see Exhibit III attached hereto.

Voting Rights and Required Vote

      Each share of an Orbitex Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Orbitex Fund vote separately on the Reorganization of their Fund and on the New Management Agreement for their Fund. Shareholders of each class of an Orbitex Fund will vote together as a single class on each proposal. Approval of the Reorganization of one Orbitex Fund is not dependent on approval of the Reorganization with respect to any other Orbitex Fund. Approval of the New Management Agreement with respect to one Orbitex Fund is not dependent on approval with respect to any other Orbitex Fund.

      Approval of each Reorganization and each New Management Agreement requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the 1940 Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Orbitex Fund or (ii) 67% or more of the shares of that Orbitex Fund represented at the Meeting if more than 50% of such shares are represented.

      Shares represented by proxies which are marked abstain will be counted as present for purposes of determining a quorum. "Broker non-votes" (i.e. shares held by brokers as to which (i) voting instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker does not have discretionary authority to vote the shares) will also be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the Reorganizations or the New Management Agreement, as the case may be.

      A quorum for each Orbitex Fund (except for Orbitex Life Sciences Fund) for purposes of the Meeting consists of thirty percent of the shares of such Orbitex Fund entitled to vote at the Meeting, present in person or by proxy. The Meeting, whether or not a quorum is present, may be adjourned from time to time by the affirmative vote of the majority of the shares represented in person or by proxy at the Meeting.

      A quorum for Orbitex Life Sciences Fund shall consist of the presence in person or by proxy of a majority of the aggregate number of shares of capital stock issued and outstanding and entitled to vote thereat. The holders of a majority of the stock present in person or by proxy have power to adjourn the Meeting, to a date not more than 120 days after the Record Date, whether or not a quorum is present.

Costs of Solicitation

      In order to obtain the necessary quorums at the Meeting, supplementary solicitation may be made by mail, telephone, telegraph, the Internet or personal interview by officers of the Orbitex Funds. The Orbitex Funds have retained Georgeson Shareholder Communications to aid in the solicitation of proxies. These "Proxy Solicitation Costs" are estimated to be approximately $75,000.

      The expenses of the Reorganizations, other than Proxy Solicitation Costs, are estimated to be approximately $75,000.

      All costs and expenses incurred in connection with the proposal to approve the New Management Agreements (including a portion of (i) the printing and mailing costs of this Proxy Statement and Prospectus, (ii) the Proxy Solicitation Costs and (iii) legal fees and expenses) will be borne by Orbitex-Saratoga Capital Management, LLC. The costs and expenses incurred in connection with the proposal to approve the Reorganizations will be split evenly between the Orbitex Funds and Saratoga Funds and Orbitex-Saratoga Capital Management, LLC.

                             ADDITIONAL INFORMATION

      The Saratoga Trust, the Orbitex Trust, and the Orbitex Life Sciences Fund are required by federal law to file certain reports and other information with the Commission. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the Commission, 450 Fifth Street, N.W. Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov, at prescribed rates. These reports and other information can also be obtained without charge, by calling one of the toll free numbers set forth below or by writing Saratoga Trust, Orbitex, or Orbitex Life Sciences Fund at the addresses set forth below.

      The address of the principal executive offices of Saratoga Trust is 1101 Stewart Avenue, Suite 207, Garden City, New York 11530, and the telephone number is 1-800-807-FUND. The address of the principal executive offices of the Orbitex Trust, and of Orbitex Life Sciences Fund, is 410 Park Avenue, 18th Floor, New York, New York 10022, and the telephone number is 1-888-672-3839.

                        FINANCIAL STATEMENTS AND EXPERTS

      The Annual Report to Shareholders of the Orbitex Funds for the year ended April 30, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund); for the year ended December 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended June 30, 2002 (the Cash Reserves Fund); for the year ended October 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2002 (the Orbitex Life Sciences Fund), that is incorporated by reference into the Statement of Additional Information has been audited by PricewaterhouseCoopers LLP independent accountants to the Orbitex Funds. The financial statements have been incorporated by reference into the Statement of Additional Information in reliance upon such reports given upon the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing.

      The Annual Report to shareholders of the Saratoga Funds for the period ended August 31, 2002, that is incorporated by reference into the Statement of Additional Information has been audited by Ernst & Young LLP independent accountants to the Saratoga Funds. The financial statements have been incorporated by reference into the Statement of Additional Information in reliance upon such reports given upon the authority of Ernst & Young LLP as experts in accounting and auditing.

                                  LEGAL MATTERS

      Certain legal matters concerning the issuance of shares of the Saratoga Funds will be passed upon by Mayer, Brown, Rowe & Maw, New York, New York, 1675 Broadway, New York, New York 10019-5820. Such firm will rely on Delaware counsel as to matters of Delaware law.

                                 OTHER BUSINESS

      The Orbitex Trust knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.


                                    By Order of the Boards,


                                    Richard E. Stierwalt
                                    President & Chief Executive Officer


       _____________, 2002

                                                                       EXHIBIT I

                               FEE TABLEs/EXAMPLES

      Below are the actual Fee Tables for the Orbitex Funds, the Saratoga Funds, and pro forma Fee Tables for the combined funds (as of August 31, 2002). The Fee Tables are intended to assist Shareholders in understanding the costs and expenses that they bear directly or indirectly compared to the costs and expenses that they would bear on a pro forma basis taking into account the consummation of each Reorganization. All pro forma amounts are based on what the estimated expenses of the combined funds would be assuming that the Reorganizations were completed on ________, 2002.

      The Examples immediately following each Fee Table are intended to help you compare the cost of investing in the Orbitex Funds, the Saratoga Funds, and the pro forma combined funds, assuming that the Reorganization occurred on ____________, 2002, with the cost of investing in other mutual funds. The expenses used in each Example include the fee waivers and expense reimbursements described in each of the foregoing Fee Tables. Each Example assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples.

Focus 30 Fund and Saratoga Large Capitalization Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Saratoga Large Capitalization
                                                                       Focus 30 Fund(1)                   Value Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Class A     Class B     Class D     Class B     Class C     Class I
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your
investment):
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price) .............................    5.75%(3)    None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption price, whichever
is lower) ...................................................    None(4)     5.00%(5)    None        5.00%(5)    1.00%(6)    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends ...................................................    None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ..............................................    None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted from Fund
assets):
------------------------------------------------------------------------------------------------------------------------------------
     Management Fees* .......................................    0.75%       0.75%       0.75%       0.65%       0.65%       0.65%
------------------------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees** .............    0.40%       1.00%(7)    0.00%       1.00%(8)    1.00%       None
------------------------------------------------------------------------------------------------------------------------------------
     Other Expenses* ........................................    2.73%       2.73%       2.73%       0.87%       0.87%       0.87%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before Expense
Reimbursement ...............................................    3.88%(9)    4.48%(9)    3.48%(9)    2.52%       2.52%       1.52%
------------------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement(10) ...................................    1.98%       1.98%       1.98%       0.11%       0.11%       0.11%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ................................................    1.90%       2.50%       1.50%       2.41%       2.41%       1.41%
------------------------------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended December 31, 2001.

(2)   Based on expenses paid for the fiscal year ended August 31, 2002.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(5)   Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(6)   Only applicable to redemptions made within one year after purchase.

(7)   Including a 0.25% shareholder servicing fee.

(8) Upon conversion of Class B shares to Class I shares, such shares will not be subject to a 12b-1 Fee. No sales charge is imposed at the time of conversion of Class B shares to Class I shares.

(9) Ratio excludes amounts set aside during the period as a general reserve expense against anticipated expenses of litigation incurred by the Focus 30 Fund's predecessor. If such expenses had been included, the ratios of expenses would have been 11.03% for Class A, 14.09% for Class B and 11.19% for Class D.

(10) Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class D shares total annual operating expenses do not exceed 1.90%, 2.50% and 1.50%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above, and in the example below, reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements. Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Fund so that Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 3.00%, 3.00% and 2.00%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's Sub-Adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class B, Class C, and Class I shares of the Saratoga Large Capitalization Value Portfolio were as follows: ____%, ____%, and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

--------------------------------------------------------------------------------
                                                        Pro Forma Combined Fund
--------------------------------------------------------------------------------
                                                       Class B  Class C  Class I
--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your
investment):
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price) ........  None     None     None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower) ...........................  5.00%    1.00%    None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends .................................  None     None     None
--------------------------------------------------------------------------------
Redemption Fee .......................................  None     None     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage
of average net assets) (expenses that are deducted
from Fund assets):
--------------------------------------------------------------------------------
     Management Fees .................................  0.65%    0.65%    0.65%
--------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees ........  1.00%    1.00%    0.00%
--------------------------------------------------------------------------------
     Other Expenses ..................................  0.43%    0.43%    0.43%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before
Expense Reimbursement ................................  2.08%    2.08%    1.08%
--------------------------------------------------------------------------------
Expense Reimbursement ................................  0.00%    0.00%    0.00%
--------------------------------------------------------------------------------
Net Expenses .........................................  2.08%    2.08%    1.08%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Example                                                                           Cumulative Expenses Paid for the Period of:
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     1 Year  3 Years   5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
-----------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
-----------------------------------------------------------------------------------------------------------------------------
     Focus 30 Fund
-----------------------------------------------------------------------------------------------------------------------------
              (Class A shares) ...................................................    $757    $1,519    $2,299    $4,326
-----------------------------------------------------------------------------------------------------------------------------
              (Class B shares) ...................................................     753     1,476     2,309     4,361
-----------------------------------------------------------------------------------------------------------------------------
              (Class D shares) ...................................................     153       884     1,638     3,625
-----------------------------------------------------------------------------------------------------------------------------
     Saratoga Large Capitalization Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
              (Class B shares) ...................................................    $744    $1,174    $1,531    $2,602
-----------------------------------------------------------------------------------------------------------------------------
              (Class C shares) ...................................................     344       774     1,331     2,847
-----------------------------------------------------------------------------------------------------------------------------
                                                                                       144       469       819     1,803
-----------------------------------------------------------------------------------------------------------------------------
     Pro Forma Combined Fund
-----------------------------------------------------------------------------------------------------------------------------
              (Class B shares) ...................................................    $711    $1,052    $1,319    $2,257
-----------------------------------------------------------------------------------------------------------------------------
              (Class C shares) ...................................................     311       652     1,119     2,410
-----------------------------------------------------------------------------------------------------------------------------
              (Class I shares) ...................................................     110       343       595     1,317
-----------------------------------------------------------------------------------------------------------------------------

Cash Reserves Fund and Saratoga U.S. Government Money Market Portfolio

      The Cash Reserves Fund operates under a master-feeder structure. This means that the Fund seeks to meet its investment objective by investing all of its assets in the Money Market Fund of AMR Investment Services Trust. The Fee Table below, as it relates to the Cash Reserves Fund, reflects the expenses of both the Cash Reserves Fund and the Money Market Fund of AMR Investment Services Trust.

---------------------------------------------------------------------------------------------------------------------
                                                                                  Saratoga U.S. Government Money
                                                 Cash Reserves Fund(1)                  Market Portfolio(2)
---------------------------------------------------------------------------------------------------------------------
                                              Institutional    Investor
                                                  Class          Class         Class B        Class C        Class I
---------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly
from your investment):
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price) ...........................       None           None           None           None           None
---------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption price, whichever
is lower) .................................       None           None           5.00%          1.00%(3)       None
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends ...................       None           None           None           None           None
---------------------------------------------------------------------------------------------------------------------
Redemption Fee ............................       None           None           None           None           None
---------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from
Fund assets):
---------------------------------------------------------------------------------------------------------------------
   Management Fees* .......................       0.10%          0.10%         0.475%(4)      0.475%(4)      0.475%(4)
---------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service
   (12b-1) Fees** .........................       None           0.25%(5)       1.00%(5)       1.00%(5)       None
---------------------------------------------------------------------------------------------------------------------
   Other Expenses* ........................       0.38%          0.49%         0.995%         0.995%         0.995%
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Before Expense Reimbursement ..............       0.48%          0.84%          2.47%          2.47%          1.47%
---------------------------------------------------------------------------------------------------------------------
Expense Reimbursement* ....................       0.24%(6)       0.24%(7)       0.30%          0.30%          0.30%
---------------------------------------------------------------------------------------------------------------------
Net Expenses ..............................       0.24%          0.60%          2.17%          2.17%          1.17%
---------------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended December 31, 2001.

(2)   Based on expenses paid for the fiscal year ended August 31, 2002.

(3)   Only applicable to redemptions made within one year after purchase.

(4) Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses for the Saratoga Fund so that Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.25%, 2.25%, and 1.25%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

(5)   Including a 0.25% shareholder servicing fee.

(6) The Distributor has contractually agreed to reimburse expenses to the extent necessary so that Institutional Share total annual operating expenses do not exceed 0.24% of the average daily net assets attributable to such class. This contractual arrangement will remain in effect until at least December 31, 2002.

(7) The Distributor has contractually agreed to reimburse expenses to the extent necessary so that Investor Share total annual operating expenses do not exceed 0.60% of the average daily net assets attributable to such class. This contractual arrangement will remain in effect until at least December 31, 2001.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's Sub-Adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class B, Class C, and Class I shares of the Saratoga U.S. Government Money Market Portfolio were as follows: ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

--------------------------------------------------------------------------------
                                                     Pro Forma Combined Fund
--------------------------------------------------------------------------------
                                                 Class B     Class C     Class I
--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly
from your investment):
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) .....................................       None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption price, whichever
is lower) ..................................       5.00%       1.00%       None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends .......................       None        None        None
--------------------------------------------------------------------------------
Redemption Fee .............................       None        None        None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from
Fund assets):
--------------------------------------------------------------------------------
   Management Fees .........................      0.475%      0.475%      0.475%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees ....................................       1.00%       1.00%       0.00%
--------------------------------------------------------------------------------
   Other Expenses ..........................      0.435%      0.435%      0.435%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Before Expense Reimbursement ...............       1.91%       1.91%       0.91%
--------------------------------------------------------------------------------
Expense Reimbursement ......................       0.00%       0.00%       0.00%
--------------------------------------------------------------------------------
Net Expenses ...............................       1.91%       1.91%       0.91%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Example                                                                                  Cumulative Expenses Paid for the Period of:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         1 Year    3 Years      5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
------------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------------
   Cash Reserves Fund
------------------------------------------------------------------------------------------------------------------------------------
       (Institutional shares) ......................................................      $ 25      $  130      $  245      $  580
------------------------------------------------------------------------------------------------------------------------------------
       (Investor shares) ...........................................................        61         244         442       1,015
------------------------------------------------------------------------------------------------------------------------------------
   Saratoga U.S. Government Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................      $720      $1,141      $1,489      $2,536
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       320         741       1,289       2,784
------------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       119         435         774       1,732
------------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Combined Fund
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................      $694      $1,000      $1,232      $1,972
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares)............................................................        294         600       1,032       2,233
------------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................        93         290         504       1,120
------------------------------------------------------------------------------------------------------------------------------------

Health & Biotechnology Fund and Saratoga Health & Biotechnology Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                        Health & Biotechnology                  Pro Forma Saratoga Health &
                                                                Fund(1)                          Biotechnology Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                    Class A     Class B     Class C     Class A     Class B     Class C     Class I
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly
from your investment):
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price) ...    5.75%(3)    None        1.00%(4)    5.75%(3)    None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower) ...........    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)    1.00%(7)    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ............................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ..................................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from
Fund assets):
------------------------------------------------------------------------------------------------------------------------------------
   Management Fees* .............................    1.25%       1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees** ...    0.40%       1.00%(8)    1.00%(8)    0.40%       1.00%(8)    1.00%(8)    0.00%
------------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ..............................    0.66%       0.66%       0.66%       0.42%       0.42%       0.42%       0.42%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before
Expense Reimbursement ...........................    2.31%       2.91%       2.91%       2.07%       2.67%       2.67%       1.67%
------------------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement(9) ........................    0.00%(1)    0.00%(1)    0.00%(9)    0.00%       0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ....................................    2.31%       2.91%       2.91%       2.07%       2.67%       2.67%       1.67%
------------------------------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended December 31, 2001.

(2) The Saratoga Health & Biotechnology Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Health & Biotechnology Fund, Medical Fund and Orbitex Life Sciences Fund upon consummation of the Reorganization.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4)   May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)   Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(7)   Only applicable to redemptions made within eighteen months after purchase.

(8)   Including a 0.25% shareholder servicing fee.

(9) Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares, and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above, and in the example below, reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements. Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Fund so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.50%, 3.10%, 3.10% and 2.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class A, Class B, Class C, and Class I shares of the Saratoga Health & Biotechnology Portfolio were as follows: ____%, ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

---------------------------------------------------------------------------------------------------------------------------------
Example                                                                               Cumulative Expenses Paid for the Period of:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                         1 Year  3 Years   5 Years   10 Years
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period .............
---------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
---------------------------------------------------------------------------------------------------------------------------------
   Health & Biotechnology Fund
---------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................      $796    $1,255    $1,739   $ 3,069
---------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       794     1,201     1,733     3,092
---------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       491       992     1,618     3,301
---------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................      $773    $1,186    $1,625   $ 2,837
---------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       770     1,229     1,615     2,761
---------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       370       829     1,415     3,003
---------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       170       526       907     1,976
---------------------------------------------------------------------------------------------------------------------------------

Medical Fund and Saratoga Health & Biotechnology Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Pro Forma Saratoga Health &
                                                             Medical Fund(1)                     Biotechnology Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                    Class A     Class B     Class C     Class A     Class B     Class C     Class I
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid
directly from your investment):
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price) ...    5.75%(3)    None        1.00%(4)    5.75%(3)    None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower) ...........    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)    1.00%(7)    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ............................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ..................................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from
Fund assets):
------------------------------------------------------------------------------------------------------------------------------------
   Management Fees* .............................    1.25%       1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees** ...    0.40%       1.00%(8)    1.00%(8)    0.40%       1.00%(8)    1.00%(8)    0.00%
------------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ..............................    1.53%(9)    1.53%(9)    1.53%(9)    0.42%       0.42%       0.42%       0.42%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before
Expense Reimbursement ...........................    3.18%       3.78%       3.78%       2.07%       2.67%       2.67%       1.67%
------------------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement(10) .......................    0.68%       0.68%       0.68%       0.00%       0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ....................................    2.50%       3.10%       3.10%       2.07%       2.67%       2.67%       1.67%
------------------------------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended December 31, 2001.

(2) The Saratoga Health & Biotechnology Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Health & Biotechnology Fund, Medical Fund and Orbitex Life Sciences Fund upon consummation of the Reorganization.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4)   May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)   Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(7)   Only applicable to redemptions made within eighteen months after purchase.

(8)   Including a 0.25% shareholder servicing fee.

(9)   Estimated for the current fiscal year.

(10) Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above, and in the example below, reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements. Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses for the Saratoga Fund so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.50%, 3.10%, 3.10%, and 2.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class A, Class B, Class C, and Class I shares of the Saratoga Health & Biotechnology Portfolio were as follows: ____%, ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

---------------------------------------------------------------------------------------------------------------------------------
Example                                                                               Cumulative Expenses Paid for the Period of:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                         1 Year  3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
---------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
---------------------------------------------------------------------------------------------------------------------------------
   Medical Fund
---------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................      $814    $1,439    $2,008   $ 3,816
---------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,393     2,092     3,845
---------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,182     1,973     4,036
---------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................      $773    $1,186    $1,625   $ 2,837
---------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       770     1,229     1,615     2,761
---------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       370       829     1,415     3,003
---------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       170       526       907     1,976
---------------------------------------------------------------------------------------------------------------------------------

Orbitex Life Sciences Fund and Saratoga Health & Biotechnology Portfolio

---------------------------------------------------------------------------------------------------------------------
                                                         Orbitex Life    Pro Forma Saratoga Health & Biotechnology
                                                       Sciences Fund(1)                Portfolio(2)
---------------------------------------------------------------------------------------------------------------------
                                                         Common Stock   Class A     Class B     Class C     Class I
---------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid
directly from your investment):
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) ............................................          4.00%       5.75%(3)    None        None        None
---------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower) .............          None        None(4)     5.00%(5)    1.00%(6)    None
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ..............................          None        None        None        None        None
---------------------------------------------------------------------------------------------------------------------
Redemption Fee ....................................          None        None        None        None        None
---------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage
of average net assets) (expenses that are
deducted from Fund assets):
---------------------------------------------------------------------------------------------------------------------
   Management Fees* ...............................          1.75%       1.25%       1.25%       1.25%       1.25%
---------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .........................................          0.25%       0.40%       1.00%(7)    1.00%(7)    0.00%
---------------------------------------------------------------------------------------------------------------------
   Other Expenses* ................................          2.21%       0.42%       0.42%       0.42%       0.42%
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before
Expense Reimbursement .............................          4.21%       2.07%       2.67%       2.67%       1.67%
---------------------------------------------------------------------------------------------------------------------
Expense Reimbursement(8) ..........................          1.31%       0.00%       0.00%       0.00%       0.00%
---------------------------------------------------------------------------------------------------------------------
Net Expenses ......................................          2.90%(3)    2.07%       2.67%       2.67%       1.67%
---------------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended October 31, 2001.

(2) The Saratoga Health & Biotechnology Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Health & Biotechnology Fund, Medical Fund and Orbitex Life Sciences Fund upon consummation of the Reorganization.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(5)   Scaled down to 1.00% during the sixth year, reach zero thereafter.

(6)   Only applicable to redemptions made within eighteen months after purchase.

(7)   Including a 0.25% shareholder servicing fee.

(8) Orbitex Management, Inc. has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses for the Orbitex Life Sciences Fund, so that total annual operating expenses do not exceed 2.90% of average daily net assets. Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Fund so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.50%, 3.10%, 3.10%, and 2.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class A, Class B, Class C, and Class I shares of the Saratoga Health & Biotechnology Portfolio were as follows: ____%, ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

---------------------------------------------------------------------------------------------------------------------------------
Example                                                                               Cumulative Expenses Paid for the Period of:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                          1 Year  3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
(1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
---------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
---------------------------------------------------------------------------------------------------------------------------------
   Orbitex Life Sciences Fund ....................................................         $806    $1,627    $2,461   $ 4,605
---------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
   (Class A) .....................................................................         $773    $1,186    $1,625   $ 2,837
---------------------------------------------------------------------------------------------------------------------------------
   (Class B) .....................................................................          770     1,229     1,615     2,761
---------------------------------------------------------------------------------------------------------------------------------
   (Class C) .....................................................................          370       829     1,415     3,003
---------------------------------------------------------------------------------------------------------------------------------
   (Class I) .....................................................................          170       526       907     1,976
---------------------------------------------------------------------------------------------------------------------------------

Info-Tech & Communications Fund and Saratoga Technology & Communications
Portfolio

------------------------------------------------------------------------------------------------------------------------------
                                                 Info-Tech & Communications            Pro Forma Saratoga Technology &
                                                           Fund(1)                        Communications Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------
                                               Class A   Class B      Class C     Class A     Class B     Class C     Class I
------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid
directly from your investment):
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) ....................................    5.75%(3)    None        1.00%(4)    5.75%(3)    None        None        None
------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption price, whichever
is lower) .................................    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)    1.00%(7)    None
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ......................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ............................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from
Fund assets):
------------------------------------------------------------------------------------------------------------------------------
   Management Fees* .......................    1.25%       1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .................................    0.40%       1.00%(8)    1.00%(8)    0.40%       1.00%(8)    1.00%(8)    0.00%
------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ........................    1.15%       1.15%       1.15%       0.83%       0.83%       0.83%       0.83%
------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Before Expense Reimbursement*** ...........    2.80%       3.40%       3.40%       2.48%       3.08%       3.08%       2.08%
------------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement(9) ..................    0.30%       0.30%       0.30%       0.00%       0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..............................    2.50%       3.10%       3.10%       2.48%       3.08%       3.08%       2.08%
------------------------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended December 31, 2001.

(2) The Saratoga Technology Communications Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Info-Tech & Communications Fund and the Technology Fund upon consummation of the Reorganization.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4)   May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)   Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(7)   Only applicable to redemptions made within eighteen months after purchase.

(8)   Including a 0.25% shareholder servicing fee.

(9) Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above, and in the example below, reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements. Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses for the Fund so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.50%, 3.10%, 3.10% and 2.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class A, Class B, Class C, and Class I shares of the Saratoga Technology & Communications Portfolio were as follows: ____%, ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

----------------------------------------------------------------------------------------------------------------------------------
Example                                                                                Cumulative Expenses Paid for the Period of:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1 Year  3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
----------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
----------------------------------------------------------------------------------------------------------------------------------
   Info-Tech & Communications Fund
----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................       $814    $1,367    $1,994    $3,503
----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................        813     1,317     1,944     3,530
----------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................        510     1,107     1,826     3,728
----------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................       $812    $1,303    $1,820    $3,229
----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................        811     1,351     1,816     3,160
----------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................        411       951     1,616     3,392
----------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................        211       652     1,119     2,410
----------------------------------------------------------------------------------------------------------------------------------

Technology Fund and Saratoga Technology & Communications Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Pro Forma Saratoga Technology &
                                                         Technology Fund(1)                     Communications Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Class A      Class B      Class C      Class A     Class B     Class C     Class I
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid
directly from your investment):
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) .......................................    5.75%(3)     None         1.00%(4)     5.75%(3)    None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower) ........    None(5)      5.00%(6)     1.00%(7)     None(5)     5.00%(6)    1.00%(7)    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends .........................    None         None         None         None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ...............................    None         None         None         None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets)
(expenses that are deducted from
Fund assets):
------------------------------------------------------------------------------------------------------------------------------------
   Management Fees* ..........................    1.25%        1.25%        1.25%        1.25%       1.25%       1.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** ....................................    0.40%        1.00%(8)     1.00%(8)     0.40%       1.00%(8)    1.00%(8)    0.00%
------------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ...........................    2.64%(9)     2.64%(9)     2.64%(9)     0.83%       0.83%       0.83%       0.83%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Before Expense Reimbursement .................    4.29%        4.89%        4.89%        2.48%       3.08%       3.08%       2.08%
------------------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement* .......................    1.79%(10)    1.79%(10)    1.79%(10)    0.00%       0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses .................................    2.50%        3.10%        3.10%        2.48%       3.08%       3.08%       2.08%
------------------------------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended December 31, 2001.

(2) The Saratoga Technology & Communications Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Info-Tech & Communications Fund and the Technology Fund upon consummation of the Reorganization.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4)   May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)   Scaled down to 1.00% during the sixth year, declining to zero thereafter.

(7)   Only applicable to redemptions made within eighteen months after purchase.

(8)   Including a 0.25% shareholder servicing fee.

(9)   Estimated for the current fiscal year.

(10) Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above, and in the example below, reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements. Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Fund so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.50%, 3.10%, 3.10% and 2.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class A, Class B, Class C, and Class I shares of the Saratoga Technology & Communications Portfolio were as follows: ____%, ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

----------------------------------------------------------------------------------------------------------------------------------
Example                                                                                Cumulative Expenses Paid for the Period of:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           1 Year  3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
----------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
----------------------------------------------------------------------------------------------------------------------------------
   Technology Fund
----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................        $814    $1,648    $2,495    $4,665
----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................         813     1,611     2,510     4,702
----------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................         510     1,398     2,387     4,872
----------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................        $812    $1,303    $1,820    $3,229
----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................         811     1,351     1,816     3,160
----------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................         411       951     1,616     3,392
----------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................         211       652     1,119     2,410
----------------------------------------------------------------------------------------------------------------------------------

Financial Services Fund and Saratoga Financial Services Portfolio

----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Pro Forma Saratoga Financial Services
                                                     Financial Services Fund(1)                       Portfolio(2)
----------------------------------------------------------------------------------------------------------------------------------
                                                  Class A     Class B     Class C     Class A     Class B     Class C     Class I
----------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid
directly from your investment):
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) ........................................    5.75%(3)    None        1.00%(4)    5.75%(3)    None        None        None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption price, whichever
is lower) .....................................    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)    1.00%(7)    None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ..........................    None        None        None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ................................    None        None        None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from
Fund assets):
----------------------------------------------------------------------------------------------------------------------------------
   Management Fees* ...........................    1.25%       1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
----------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .....................................    0.40%       1.00%(8)    1.00%(8)    0.40%       1.00%(8)    1.00%(8)    0.00%
----------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ............................    3.31%       3.31%       3.31%       2.78%       2.78%       2.78%       2.78%
----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Before Expense Reimbursement ..................    4.96%       5.56%       5.56%       4.43%       5.03%       5.03%       4.03%
----------------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement(9) ......................    2.46%       2.46%       2.46%       1.93%       1.93%       1.93%       1.93%
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..................................    2.50%       3.10%       3.10%       2.50%       3.10%       3.10%       2.10%
----------------------------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended December 31, 2001.

(2) The Saratoga Financial Services Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Financial Services Fund upon consummation of the Reorganization.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4)   May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)   Scaled down to 1.00% in the sixth year, reaching zero thereafter.

(7)   Only applicable to redemptions made within eighteen months after purchase.

(8)   Including a 0.25% shareholder servicing fee.

(9) Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above, and in the example below, reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements. Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Fund so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.50%, 3.10%, 3.10% and 2.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class A, Class B, Class C, and Class I shares of the Saratoga Financial Services Portfolio were as follows: ____%, ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

-----------------------------------------------------------------------------------------------------------------------------------
Example                                                                                 Cumulative Expenses Paid for the Period of:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           1 Year  3 Years   5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
-----------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
-----------------------------------------------------------------------------------------------------------------------------------
   Financial Services Fund
-----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................        $814    $1,772    $2,732    $5,134
-----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................         813     1,740     2,754     5,174
-----------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................         510     1,525     2,628     5,332
-----------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Financial Services Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................        $814    $1,674    $2,545    $4,765
-----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................         813     1,738     2,562     4,725
-----------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................         413     1,338     2,362     4,920
-----------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................         213     1,050     1,904     4,112
-----------------------------------------------------------------------------------------------------------------------------------

Energy & Basic Materials Fund and Saratoga Energy & Basic Materials Portfolio

----------------------------------------------------------------------------------------------------------------
                                                 Energy & Basic      Pro Forma Saratoga Energy & Basic Materials
                                                Materials Fund(1)                    Portfolio(2)
----------------------------------------------------------------------------------------------------------------
                                              Class A     Class B     Class A     Class B     Class C  Class I
----------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid
directly from your investment):
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price) ...........................    5.75%(3)    None        5.75%(3)    None        None     None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption price,
whichever is lower) .......................    None(4)     5.00%(5)    None(5)     5.00%(6)    1.00%    None
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends ...................    None        None        None        None        None     None
----------------------------------------------------------------------------------------------------------------
Redemption Fee ............................    None        None        None        None        None     None
----------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from
Fund assets):
----------------------------------------------------------------------------------------------------------------
   Management Fees* .......................    1.25%       1.25%       1.25%       1.25%       1.25%    1.25%
----------------------------------------------------------------------------------------------------------------
   Distribution and/or Service
   (12b-1) Fees** .........................    0.40%       1.00%(6)    0.40%       1.00%(8)    1.00%    0.00%
----------------------------------------------------------------------------------------------------------------
   Other Expenses* ........................    2.08%       2.08%       1.89%       1.89%       1.89%    1.89%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Before Expense Reimbursement ..............    3.73%       4.33%       3.54%       4.14%       4.14%    3.14%
----------------------------------------------------------------------------------------------------------------
Expense Reimbursement(7) ..................    1.23%       1.23%       1.04%       1.04%       1.04%    1.04%
----------------------------------------------------------------------------------------------------------------
Net Expenses ..............................    2.50%       3.10%       2.50%       3.10%       3.10%    2.10%
----------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended December 31, 2001.

(2) The Saratoga Energy & Basic Materials Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Energy & Basic Materials Fund upon consummation of the Reorganization.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(5)   Scaled down to 1.00% in the sixth year, reaching zero thereafter.

(6)   Including a 0.25% shareholder servicing fee.

(7) Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares and Class B shares total annual operating expenses do not exceed 2.50%, and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above, and in the example below, reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements. Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Fund so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.50%, 3.10%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class A, Class B, Class C, and Class I shares of the Saratoga Energy & Basic Materials Portfolio were as follows: ____%, ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C Shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

-----------------------------------------------------------------------------------------------------------------------------------
Example                                                                                 Cumulative Expenses Paid for the Period of:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           1 Year  3 Years   5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
-----------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
-----------------------------------------------------------------------------------------------------------------------------------
   Energy & Basic Materials Fund
-----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................        $814    $1,543    $2,292    $4,248
-----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................         813     1,501     2,302     4,282
-----------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Energy & Basic Materials Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................        $814    $1,508    $2,222    $4,101
-----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................         813     1,564     2,230     4,048
-----------------------------------------------------------------------------------------------------------------------------------
       (Class C shares)............................................................          413     1,164     2,030     4,260
-----------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................         213       871     1,554     3,376
-----------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Fund and Saratoga Mid-Capitalization Portfolio

----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Pro Forma Saratoga Mid-Capitalization
                                                           Mid-Cap Fund(1)                             Portfolio(2)
----------------------------------------------------------------------------------------------------------------------------------
                                                  Class A     Class B     Class C     Class A     Class B     Class C     Class I
----------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid
directly from your investment):
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) ........................................    5.75%(3)    None        1.00%(4)    5.75%(3)    None        None        None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption price, whichever
is lower) .....................................    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)    1.00%(7)    None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ..........................    None        None        None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ................................    None        None        None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from
Fund assets):
----------------------------------------------------------------------------------------------------------------------------------
   Management Fees* ...........................    0.75%       0.75%       0.75%       0.75%       0.75%       0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .....................................    0.40%       1.00%(8)    1.00%(8)    0.40%       1.00%(8)    1.00%(8)    0.00%
----------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ............................    0.90%(9)    0.90%(9)    0.90%(9)    0.70%       0.70%       0.70%       0.70%
----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Before Expense Reimbursement ..................    2.05%       2.65%       2.65%       1.85%       2.45%       2.45%       1.45%
----------------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement(10) .....................    0.15%       0.00%       0.00%       0.15%       0.00%       0.00%       0.00%
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..................................    1.90%       2.65%       2.65%       1.70%       2.45%       2.45%       1.45%
----------------------------------------------------------------------------------------------------------------------------------

----------
(1)   Commenced operations on June 28, 2002.

(2) The Saratoga Mid-Capitalization Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Mid Cap Fund and the Growth Fund upon consummation of the Reorganization.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4)   May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)   Declines over time.

(7)   Only applicable to redemptions made within eighteen months after purchase.

(8)   Including a 0.25% shareholder servicing fee.

(9)   Estimated for the current fiscal year.

(10) The Distributor has agreed contractually to waive 0.15% of its distribution (12b-1) fee on Class A shares at least through April 30, 2003. Consequently, the distribution fees actually charged in the future may be higher than reflected above. The information contained in the table above and the example below reflect the expenses of Class A shares taking into account any applicable fee waivers and/or reimbursements.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Funds sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class A, Class B, Class C and Class I shares of the Saratoga Mid-Capitalization Portfolio were as follows: ____%, ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

-----------------------------------------------------------------------------------------------------------------------------------
Example                                                                                 Cumulative Expenses Paid for the Period of:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1 Year       3 Years
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
-----------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
-----------------------------------------------------------------------------------------------------------------------------------
   Mid-Cap Fund
-----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................                $757         $1,167
-----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 768          1,123
-----------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 465            915
-----------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid-Capitalization Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................                $738         $1,110
-----------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 748          1,164
-----------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 348            764
-----------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................                 148            459
-----------------------------------------------------------------------------------------------------------------------------------

Growth Fund and Saratoga Mid-Capitalization Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Pro Forma
                                                           Growth Fund(1)                Saratoga Mid-Capitalization Portfolio(2)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Class A     Class B     Class C     Class A     Class B      Class C     Class I
-----------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid
directly from your investment):
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) ........................................    5.75%(3)    None        1.00%(4)    5.75%(3)    None         None        None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower) .........    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)     1.00%(8)    None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ..........................    None        None        None        None        None         None        None
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ................................    None        None        None        None        None         None        None
-----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from
Fund assets):
-----------------------------------------------------------------------------------------------------------------------------------
   Management Fees* ...........................    0.75%       0.75%       0.75%       0.75%       0.75%        0.75%       0.75%
-----------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .....................................    0.40%       1.00%(9)    1.00%(9)    0.40%       1.00%(10)    1.00%       None
-----------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ............................    1.72%       1.72%       1.72%       0.70%       0.70%        0.70%       0.70%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before
Expense Reimbursement .........................    2.87%       3.47%       3.47%       1.85%       2.45%        2.45%       1.45%
-----------------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement(11) .....................    0.37%       0.37%       0.37%       0.15%       0.00%        0.00%       0.00%
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..................................    2.50%       3.10%       3.10%       1.70%       2.45%        2.45%       1.45%
-----------------------------------------------------------------------------------------------------------------------------------

----------
(1)   Based on expenses paid for the fiscal year ended December 31, 2001.

(2)   Estimated for the current fiscal year.

(3)   Reduced for purchases of $50,000 or more by certain investors.

(4)   May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)   Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(7)   Only applicable to redemptions made within eighteen months after purchase.

(8)   Only applicable to redemptions made within one year after purchase.

(9)   Including a 0.25% shareholder servicing fee.

(10) Upon conversion of Class B shares to Class I shares, such shares will not be subject to a 12b-1 Fee. No sales charge is imposed at the time of conversion of Class B shares to Class I shares.

(11) Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above, and in the example below, reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements. Saratoga Capital Management has voluntarily agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses for the Saratoga Fund so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.50%, 3.10%, 3.10% and 2.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits.

* "Management Fees", "Other Expenses", "Expense Reimbursement", and "Net Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate ranging from 0.475% to 0.75% of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class A, Class B, Class C, and Class I shares of the Saratoga Growth Portfolio were as follows: ____%, ____%, ____% and ____%, respectively. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

------------------------------------------------------------------------------------------------------------------------------------
Example                                                                                  Cumulative Expenses Paid for the Period of:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            1 Year  3 Years   5 Years   10 Years
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period
------------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------------
   Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................         $814    $1,380    $1,971    $3,561
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................          813     1,331     1,971     3,589
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................          510     1,121     1,853     3,786
------------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid-Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................         $738    $1,110    $1,505    $2,608
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................          748     1,164     1,506     2,539
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................          348       764     1,306     2,786
------------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................          148       459       792     1,735
------------------------------------------------------------------------------------------------------------------------------------

                                                                      EXHIBIT II

                 ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS

Financial Highlights

[To be inserted from the Annual Report]

Average Annual Total Returns

[To be inserted from the Annual Report]

Managements Discussion of Fund Performance

[To be inserted from the Annual Report]

Pricing of Fund Shares

      The price of shares of each Saratoga Fund called "net asset value," is based on the value of the Saratoga Fund's investments.

      The net asset value per share of each Saratoga Fund is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

      The value of each Saratoga Fund's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a Saratoga Fund security is valued at its fair value, as determined under procedures established by the Saratoga Trust's Board of Trustees. In these cases, the Saratoga Fund's net asset value will reflect certain Saratoga Fund securities' fair value rather than their market price.

      All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

Purchase of Shares

      Purchase of shares of a Saratoga Fund must be made through a dealer having a sales agreement with Saratoga Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Saratoga Fund are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

      The Saratoga Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Saratoga Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The Saratoga Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Funds. As further assistance, the Saratoga Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Saratoga Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

Class A

      For Class A shares of the Saratoga Funds, the minimum initial investment in any individual Saratoga Fund that offers Class A shares is $2,500. For employees and relatives of: Saratoga Capital Management, firms distributing shares of the Saratoga Trust, and the Saratoga Trust service providers and their affiliates, the minimum initial investment is $1,000 in any individual Saratoga Fund that offers Class A shares. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent in any individual Saratoga Fund that offers Class A shares is $100. The Saratoga Trust reserves the right at any time to vary the initial and subsequent investment minimums.

      Class A shares are offered at net asset value with a 5.75% initial sales charge which is reduced for purchases of $50,000 or more, and is eliminated for purchases of $1 million or more. For purposes of determining the sales charge, there is a right of accumulation which allows Class A shareholders to include prior Class A purchases as part of their current investment.

Class B

      For Class B shares of the Saratoga Funds, the minimum initial investment in the Saratoga Trust is $10,000 and the minimum investment in any individual Saratoga Fund (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: Saratoga Capital Management, firms distributing shares of the Saratoga Trust, and the Saratoga Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Fund minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Saratoga Trust is $100 and there is no minimum subsequent investment for any Saratoga Fund. The Saratoga Trust reserves the right at any time to vary the initial and subsequent investment minimums.

      Class B shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust.

      Class B shares will convert automatically to Class I shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8) years after the date of the original purchase, or if acquired through an exchange or a series of exchanges, from the date the original shares were purchased. The conversion of shares will take place in the month following the eighth anniversary of the purchase. There will also be converted at that time such proportion of shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her shares converting at the time bears to the total number of outstanding shares purchased and owned by the shareholder. Currently, the Class I share conversion is not a taxable event, the conversion feature may be canceled if it is deemed a taxable event in the future by the Internal Revenue Service.

Class C

      For Class C shares of the Saratoga Funds, the minimum initial investment in the Saratoga Trust is $10,000 and the minimum investment in any individual Fund (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: Saratoga Capital Management, firms distributing shares of the Saratoga Trust, and the Saratoga Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Fund minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Saratoga Trust is $100 and there is no minimum subsequent investment for any Saratoga Fund. The Saratoga Trust reserves the right at any time to vary the initial and subsequent investment minimums.

      Class C shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust.

Class I

      For Class I shares of the Saratoga Funds, the minimum initial investment in Saratoga Trust is $10,000 and the minimum investment in any individual Saratoga Fund (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: Saratoga Capital Management, firms distributing shares of Saratoga Trust, and Saratoga Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Saratoga Fund minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Saratoga Fund. The Saratoga Trust reserves the right at any time to vary the initial and subsequent investment minimums.

      Investment Advisory Programs. The Class I Shares of the Saratoga Funds are designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Generally, the Consulting Programs provide advisory services in connection with investments among the Saratoga Funds by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Saratoga Funds that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Saratoga Funds. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

      The investment advisers in the Consulting Programs may use Saratoga Capital Management's Saratoga SHARP-Registered Trademark- Program in assisting their clients in translating investor needs, preferences and attitudes into suggested Saratoga Fund allocations. In addition, Saratoga Capital Management may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. Saratoga Capital Management receives a fee from the investment adviser for these services.

      The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Saratoga Fund shares or by separate payment.

      Other Advisory Programs. Class I Shares of the Saratoga Funds are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment advisor must be approved by Saratoga Capital Management. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Saratoga Funds for the purposes described above should call 800-807-FUND (800-807-3863).

All Classes

      The Saratoga Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Consulting Broker or the Trust at 800-807-FUND (800-807-3863).

      The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of Saratoga Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

      The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Saratoga Trust including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Redemption of Shares

Class A

      Class A shares may be redeemed on each business day without charge at net asset value per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge ("CDSC") on shares redeemed within one year after purchase.

Class B

       A CDSC will be imposed on most Class B shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the six years preceding the redemption. In addition, Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets.

      Class B Shares which are held for six years or more after purchase will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

YEAR SINCE PURCHASE                                      CDSC AS A PERCENTAGE
PAYMENT MADE                                              OF AMOUNT REDEEMED
------------                                              ------------------

First ............................................                5.0%
Second ...........................................                4.0%
Third ............................................                4.0%
Fourth ...........................................                3.0%
Fifth ............................................                2.0%
Sixth ............................................                1.0%
Seventh and thereafter ...........................               None

      A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years preceding the redemption; (ii) the current net asset value of shares purchased more than six years prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and
(iii) above (in that order) are redeemed first. In addition, the CDSC, if otherwise applicable, will be waived in the case of:

            (1) Redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

            (2) Redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

            (3) Certain redemptions pursuant to the Fund's Systematic Withdrawal Plan (see "Redemption of Shares--Systematic Withdrawal Plan").

      With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term"distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

Class C

      A CDSC of 1% will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets. Shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption.

      A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and
(iii) above (in that order) are redeemed first. In addition, the CDSC, if otherwise applicable, will be waived in the case of:

            (1) Redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

            (2) Redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

            (3) Certain redemptions pursuant to the Fund's Systematic Withdrawal Plan.

      With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

Class I

      Class I Shares of a Saratoga Fund may be redeemed at no charge on any day that the Saratoga Fund calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined. A Saratoga Fund is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

      Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Saratoga Fund's net asset value or redemptions to pay fees for Consulting Programs, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Saratoga Fund holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.

All Classes

      Shares of a Fund may be redeemed on any day that the Fund calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of the applicable CDSC, if any. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined less the CDSC, if any. A Fund is required to transmit redemption proceeds for credit to the shareholder's account within seven days after receipt of a redemption request. Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

      Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account. In the case of Class I shares, the agreement relating to participation in a Consulting Program between a client and the investment adviser typically will provide that, absent separate payment by the participant, fees charged pursuant to that agreement may be paid through automatic redemptions of a portion of the participant's Trust account.

      The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

      Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

      1. Re-registration of the account.

      2. Changing bank wiring instructions on the account.

      3. Name change on the account.

      4. Setting up/changing systematic withdrawal plan to a secondary address.

      5. Redemptions greater than $25,000.

      6. Any redemption check that is made payable to someone other than the shareholder(s).

      7. Any redemption check that is being mailed to a different address than the address of record.

      8. Your account registration has changed within the last 30 days.

      You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

Class B, Class C and Class I

      Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Fund's net asset value (or redemptions to pay fees for Consulting Programs for Class I shares) after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Fund holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption of Class B or Class C shares.

Class A

      Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in a Fund's net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Fund holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

Class A, Class B and Class C

      Systematic Withdrawal Plan. A systematic withdrawal plan (the "Withdrawal Plan") is available for Class A, Class B and Class C shareholders. Any Fund from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Fund". The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Fund's shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each

SWP Fund account, based on the share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first followed by shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.

      A Class A, Class B or Class C shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Funds. The addition of a new SWP Fund will not change the account value for the 12% CDSC waiver for the SWP Fund already participating in the Withdrawal Plan.

      Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or Saratoga Capital Management for further information about the Withdrawal Plan.

      Reinvestment Privilege. A Class A, Class B or Class C shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Funds in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by Saratoga Capital Management), together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.

Exchange Privileges

      Shares of a Saratoga Fund may be exchanged without payment of any exchange fee for shares of another Saratoga Fund of the same Class at their respective net asset values. No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated Fund group subject to receipt of appropriate regulatory relief.

      An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Saratoga Fund shares being acquired may be legally sold.

      Saratoga Capital Management reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

      With regard to redemptions and exchanges made by telephone, the Distributor and Saratoga Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

      Because excessive trading (including short-term "market timing" trading) can limit a Saratoga Fund's performance, each Saratoga Fund may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of a Saratoga Fund's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

Plan of Distribution

      The Saratoga Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act with respect to the sale and distribution of Class A, Class B and Class C shares of the Funds. The Plans provide that each Fund will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.40%, 1.0% and 1.0%, of the average net assets of the Class A, Class B, and Class C shares of each Fund, respectively. Up to 0.25% of average daily net assets may be paid directly to Saratoga Capital Management for support services. The fee is treated by each Fund as an expense in the year it is accrued. Because the fee is paid out of each Fund's assets on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

      Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Dividends and Distributions

      Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Saratoga Fund. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Saratoga Fund to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Saratoga Fund (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Saratoga Funds receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Saratoga Funds are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Saratoga Fund will be made annually.

Tax Consequences

      The following tax information is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Saratoga Trust.

      Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Saratoga Trust.

      With respect to the Municipal Bond Portfolio, distributions designated as "exempt - interest dividends" generally will be exempt from regular federal income tax. However, income exempt from regular federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

      You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

      Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Fund is treated for tax purposes like a sale of your original Fund shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

      When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

                                                                     EXHIBIT III

                              BENEFICIAL OWNERSHIP

      To the knowledge of the Boards on behalf of the Orbitex Funds, and the Board of Trustees of Saratoga Trust on behalf of the Saratoga Funds, the following were beneficial owners of more than 5% of the outstanding shares of the relevant classes of each Orbitex Fund and each Saratoga Fund. Those persons who own beneficially, either directly or through one or more controlled companies, 25% or more of the voting securities of the Funds are deemed to be control persons ("Control Persons"). Control Persons may have the ability to effect the outcome of this solicitation.

                                        Number of   Number of       Percentage
                                         Shares      Shares       held as of the
                                        Owned of      Owned       Reorganization
Title of Fund/Class   Name and Address   Record    Beneficially       Date
-------------------   ----------------  ---------  ------------   --------------

                OWNERSHIP OF THE OFFICERS AND TRUSTEES/ DIRECTORS

      As of the Reorganization date, to the knowledge of the Boards on behalf of the Orbitex Funds, and the Board of Trustees of Saratoga Trust on behalf of the Saratoga Funds, the officers and Trustees/Directors of the Funds, as a group, owned beneficially less than 1% of the outstanding shares of the Funds.

                                                                      EXHIBIT IV

                                  SUB-ADVISERS

      The current Sub-Advisers of the Orbitex Funds as well as certain information regarding each Sub-Adviser are set forth below. As compensation for their services, the Sub-Advisers receive fees from Orbitex Management, Inc. computed separately for each Orbitex Fund. Such fees are paid out of Orbitex Management, Inc.'s advisory fee at no additional cost to the Orbitex Funds or their shareholders.

-------------------------------------------------------------
Orbitex Fund:        Sub-Adviser:         Information:
-------------------------------------------------------------

Financial
Services Fund
-------------------------------------------------------------

Mid Cap Fund
-------------------------------------------------------------

      The current Sub-Advisers of the Saratoga Funds as well as certain information regarding each Sub-Adviser are set forth below. As compensation for their services, the Sub-Advisers receive fees from Saratoga Capital Management computed separately for each Saratoga Fund. Such fees are paid out of Saratoga Capital Management's advisory fee at no additional cost to the Saratoga Funds or their shareholders. If the Reorganizations are approved, these Sub-Advisers will serve as Sub-Adviser to the combined funds.

-------------------------------------------------------------
Saratoga Fund:       Sub-Adviser:         Information:
-------------------------------------------------------------

Saratoga U.S.
Government
Money Market
Portfolio
-------------------------------------------------------------

Saratoga Large
Capitalization
Value Portfolio
-------------------------------------------------------------

Saratoga Health
& Biotechnology
Portfolio
-------------------------------------------------------------

Saratoga
Technology &
Communications
Portfolio
-------------------------------------------------------------

Saratoga
Financial
Services
Portfolio
-------------------------------------------------------------

Saratoga Energy
& Basic
Materials
Portfolio
-------------------------------------------------------------

Saratoga
Mid-Capitalization
Portfolio
-------------------------------------------------------------

                                                                       EXHIBIT V

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      This Agreement and Plan of Reorganization (the "Agreement") is made as of this ___ day of _____________ 2002, by and between the Orbitex Group of Funds (the "Orbitex Trust"), on behalf of each Acquired Orbitex Fund (as defined herein), each a separate investment portfolio of the Orbitex Trust, and Saratoga Advantage Trust ("Saratoga Trust"), on behalf of each Acquiring Saratoga Fund (as defined herein), each a separate investment portfolio of Saratoga Trust.

      This Agreement constitutes a separate Agreement and Plan of Reorganization between the Orbitex Trust, on behalf of each of its separate investment portfolios set forth below (each an "Acquired Orbitex Fund," and collectively the "Acquired Orbitex Funds"), and Saratoga Trust, on behalf of each of its separate investment portfolios set forth below (each an "Acquiring Saratoga Fund," and collectively the "Acquiring Saratoga Funds"). References herein to the Acquired Orbitex Fund and the Acquiring Saratoga Fund shall mean an Acquired Orbitex Fund and its corresponding Acquiring Saratoga Fund, respectively, in each case as set forth below:

-------------------------------------------------------------------------------------------------------------------
                    Acquired Orbitex Fund                                    Acquiring Saratoga Fund
                    ---------------------                                    -----------------------
-------------------------------------------------------------------------------------------------------------------
Orbitex Focus 30 Fund                                           Saratoga Large Capitalization Value Portfolio
-------------------------------------------------------------------------------------------------------------------
Orbitex Cash Reserves Fund                                      Saratoga U.S. Government Money Market Portfolio
-------------------------------------------------------------------------------------------------------------------
Orbitex Health & Biotechnology Fund                             Saratoga Health & Biotechnology Portfolio
Orbitex Medical Sciences Fund
Orbitex Life Sciences & Biotechnology Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
Orbitex Info-Tech & Communications Fund                         Saratoga Technology & Communications Portfolio
Orbitex Emerging Technology Fund
-------------------------------------------------------------------------------------------------------------------
Orbitex Financial Services Fund                                 Saratoga Financial Services Portfolio
-------------------------------------------------------------------------------------------------------------------
Orbitex Energy & Basic Materials Fund                           Saratoga Energy & Basic Materials Portfolio
-------------------------------------------------------------------------------------------------------------------
Orbitex Caterpillar Mid Cap Relative Value Fund                 Saratoga Mid-Capitalization Value Portfolio
Orbitex Growth Fund
-------------------------------------------------------------------------------------------------------------------

      This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). Each reorganization ("Reorganization") will consist of the transfer of substantially all of the property, assets, and goodwill of the Acquired Orbitex Fund to the Acquiring Saratoga Fund in exchange solely for Corresponding Shares (as defined herein) of the Acquiring Saratoga Fund ("Saratoga Fund Shares"), followed by the distribution by the Acquired Orbitex Fund, on or promptly after the Closing Date (as defined herein), of the Saratoga Fund Shares to the shareholders of the Acquired Orbitex Fund, the cancellation of all of the outstanding shares of the Acquired Orbitex Fund ("Orbitex Fund Shares") pursuant to an amendment of the Declaration of Trust of Orbitex Group of Funds (the "Trust"), and the liquidation of the Acquired Orbitex Fund and the termination of the Acquired Orbitex Fund as a series of the Orbitex Trust as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      "Corresponding Shares" shall be defined as follows: in respect of Class A shares of the Acquired Orbitex Fund, Class A shares of the Acquiring Saratoga Fund; in respect of Class B shares of the

Acquired Orbitex Fund, Class B shares of the Acquiring Saratoga Fund; in respect of Class C shares of the Acquired Orbitex Fund, Class C shares of the Acquiring Saratoga Fund; in respect of Class D shares of the Orbitex Focus 30 Fund, Class I shares of the Saratoga Large Capitalization Value Portfolio; in respect of Institutional Shares of the Orbitex Cash Reserves Fund, Class I shares of the Saratoga U.S. Government Money Market Fund; and in respect of Investor Shares of the Orbitex Cash Reserves Fund, Class I shares of the Saratoga U.S. Government Money Market Fund.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED ORBITEX FUND IN EXCHANGE FOR SARATOGA FUND SHARES AND LIQUIDATION OF THE ACQUIRED ORBITEX FUND

      1.1 No later than the time of the closing of each Reorganization as provided in Section 3.1 of this Agreement (the "Closing Time") on the Closing Date, the Acquired Orbitex Fund shall transfer substantially all of its property and assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, claims, cash, cash equivalents, deferred or prepaid expenses shown as assets on the Acquired Orbitex Fund's books, goodwill and intangible property, books and records, and other assets), as set forth in the statement of assets and liabilities referred to in Section
8.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Saratoga Fund free and clear of all liens, encumbrances, and claims, except for cash or bank deposits in an amount necessary: (a) to pay its costs and expenses of carrying out this Agreement (including but not limited to fees of counsel and independent accountants, and expenses of its liquidation and termination as a series of the Orbitex Trust contemplated hereunder); (b) to discharge all of the unpaid liabilities (other than any unamortized organizational expenses) reflected on its books and records at the Closing Date; and (c) to pay such contingent liabilities, if any, as the Board of Trustees of the Orbitex Trust shall reasonably deem to exist against the Acquired Orbitex Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Acquired Orbitex Fund's books. Any unspent portion of such cash or bank deposits retained shall be delivered to the Acquiring Saratoga Fund upon the satisfaction of all of the foregoing liabilities, costs, and expenses of the Acquired Orbitex Fund. (The property and assets to be transferred to the Acquiring Saratoga Fund under this Agreement are referred to herein as the "Acquired Orbitex Fund Net Assets".) In exchange for the transfer of the Acquired Orbitex Fund Net Assets, the Acquiring Saratoga Fund shall deliver to the Acquired Orbitex Fund, for distribution pro rata by the Acquired Orbitex Fund to its shareholders as of the close of business on the Closing Date, a number of the Saratoga Fund Shares having an aggregate net asset value equal to the value of the Acquired Orbitex Fund Net Assets, all determined as provided in
Section 2 of this Agreement and as of the date and time specified therein.

      1.2 The Acquired Orbitex Fund reserves the right to purchase or sell any of its portfolio securities prior to the Closing Date, except to the extent such purchases or sales may be limited by the representations made in connection with the issuance of the tax opinion described in Section 8.9. hereof.

      1.3 On or promptly after the Closing Date, the Acquired Orbitex Fund shall liquidate and distribute pro rata to its shareholders of record at the Closing Time on the Closing Date (the

"Acquired Orbitex Fund Shareholders") the Saratoga Fund Shares received by the Acquired Orbitex Fund pursuant to Section 1.1 of this Agreement. (The date of such liquidation and distribution is referred to as the "Liquidation Date.") Such liquidation and distribution shall be accomplished by the transfer agent for the Acquiring Saratoga Fund opening accounts on the share records of the Acquiring Saratoga Fund in the names of the Acquired Orbitex Fund Shareholders and transferring to each such Acquired Orbitex Fund Shareholder account the pro rata number of the Saratoga Fund Shares due each such Acquired Orbitex Fund Shareholder from the Saratoga Fund Shares then credited to the account of the Acquired Orbitex Fund on the Acquiring Saratoga Fund's books and records. The Acquiring Saratoga Fund shall not issue certificates representing Saratoga Fund Shares in connection with such exchange, except in accordance with the procedures set forth in the Saratoga Trust's current Prospectus and Statement of Additional Information or as provided in Section 1.4 hereof.

      1.4 The Acquired Orbitex Fund Shareholders holding certificates representing their ownership of Orbitex Fund Shares may be requested to surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Orbitex Fund may require (collectively, an "Affidavit"), to the Acquired Orbitex Fund prior to the Closing Date. On the Closing Date, any Acquired Orbitex Fund Share certificates that remain outstanding shall be deemed to be canceled. The Orbitex Trust's transfer books with respect to the Acquired Orbitex Fund shall be closed permanently as of the close of business on the day immediately prior to the Closing Date. All unsurrendered Acquired Orbitex Fund Share certificates shall no longer evidence ownership of shares of beneficial interest of the Acquired Orbitex Fund and shall be deemed for all corporate purposes to evidence ownership of the number of Saratoga Fund Shares into which the Orbitex Fund Shares were effectively converted. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered to the Acquiring Saratoga Fund, dividends and other distributions payable by the Acquiring Saratoga Fund subsequent to the Liquidation Date with respect to such Saratoga Fund Shares shall be paid to the holders of such certificate(s), but such Orbitex Fund Shareholders may not redeem or transfer Saratoga Fund Shares received in the Reorganization with respect to unsurrendered Acquired Orbitex Fund Share certificates.

      1.5 Any transfer taxes payable upon issuance of Saratoga Fund Shares in a name other than the registered holder of the Saratoga Fund Shares on the books of the Acquired Orbitex Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Saratoga Fund Shares are to be issued and transferred.

      1.6 As soon as practicable following the Liquidation Date, the Orbitex Trust shall take all steps necessary to terminate the existence of the Acquired Orbitex Fund as a series of the Orbitex Trust.

2.    VALUATION

      2.1 The net asset value of the Saratoga Fund Shares, and the value of the Acquired Orbitex Fund Net Assets, shall in each case be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the third business day following the receipt of the requisite approval by Acquired Orbitex Fund Shareholders of this Agreement, or such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereafter referred to as the "Valuation Date") in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Saratoga Trust with respect to the Saratoga Fund Shares and shall be computed to not fewer than two (2) decimal places. The value of the Acquired Orbitex Fund Net Assets shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Orbitex Trust with respect to the Acquired Orbitex Fund.

      2.2 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Acquired Orbitex Fund and the Acquiring Saratoga Fund accurate appraisal of the value of the net assets of the Acquired Orbitex Fund or the Acquiring Saratoga Fund assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

      2.3 The number of Saratoga Fund Shares to be issued (including fractional shares) in exchange for the Acquired Orbitex Fund Net Assets shall be determined by dividing the value of the Acquired Orbitex Fund Net Assets by the Acquiring Saratoga Fund's net asset value per share, both as determined in accordance with
Section 2.1 of this Agreement.

      2.4 All computations of value regarding the Acquired Orbitex Fund shall be provided by Orbitex Fund Services, Inc., in its capacity as Fund Accountant for the Orbitex Trust, and shall be certified by the Treasurer for the Orbitex Trust.

3.    CLOSING AND CLOSING DATE

      3.1 The Closing Date shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing Time shall be at ________, Eastern Time. or at such other time as the parties to this Agreement may agree. The Closing shall be held at the offices of ___________________________, or at such other place as the parties to this Agreement may agree. All actions taking place on the Closing Date shall be deemed to take place simultaneously as of ________ a.m. Eastern Time on the Closing Date unless otherwise provided.

      3.2 Portfolio securities that are not held in book-entry form (together with cash or other assets) shall be transferred or delivered, as appropriate, by The Bank of New York (the "Custodian") or its agents or nominees from the Acquired Orbitex Fund's accounts with the Custodian, to the accounts of the Acquiring Saratoga Fund on the Closing Date, in accordance with applicable custody provisions under the Investment Company Act of 1940, as amended ("1940 Act"), and, as appropriate, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof. Such portfolio securities shall be accompanied by any necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities held of record by the Custodian or its agents or nominees in book-entry form on behalf of the Acquired Orbitex Fund shall be transferred to the Acquiring Saratoga Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records and those of its agents and nominees. Any cash of the Acquired Orbitex Fund delivered on the Closing Date shall be in any form as is reasonably directed by the Acquiring Saratoga Fund and shall be delivered on the Closing Date by the Custodian crediting the Acquiring Saratoga Fund's account maintained with the Custodian with immediately available funds.

      3.3 If any of the Acquired Orbitex Fund Net Assets, for any reason, are not transferred on the Closing Date, the Acquired Orbitex Fund shall cause the Acquired Orbitex Fund Net Assets to be transferred to the Acquiring Saratoga Fund in accordance with this Agreement at the earliest practicable date thereafter.

      3.4 Orbitex Data Services, Inc., in its capacity as transfer agent for the Acquired Orbitex Fund, shall deliver to the Acquiring Saratoga Fund at the Closing Time a list of the names, addresses, federal taxpayer identification numbers, and backup withholding and nonresident alien withholding status of Acquired Orbitex Fund Shareholders and the number and aggregate net asset value of outstanding shares of beneficial interest of the Acquired Orbitex Fund owned by each such Acquired Orbitex Fund Shareholder all as of the close of regular trading on the NYSE on the Closing Date, certified by an appropriate officer of Orbitex Data Services, Inc. (the "Shareholder List"). The transfer agent for the Acquiring Saratoga Fund, shall issue and deliver to the Acquired Orbitex Fund a confirmation evidencing the Saratoga Fund Shares to be credited to each Acquired Orbitex Fund Shareholder on the Liquidation Date, or provide evidence satisfactory to the Acquired Orbitex Fund that such Saratoga Fund Shares have been credited to each Acquired Orbitex Fund Shareholder's account on the books of the Acquiring Saratoga Fund. At the Closing, each Fund shall deliver to the other Fund such bills of sale, checks, assignments, certificates, receipts, or other documents as the other Fund or its counsel may reasonably request.

4.    REPRESENTATIONS OF THE ACQUIRED ORBITEX FUND

      The Orbitex Trust, on behalf of the Acquired Orbitex Fund, represents and warrants to the Saratoga Trust, on behalf of the Acquiring Saratoga Fund, as follows:

      4.1 The Acquired Orbitex Fund is a duly organized series of Orbitex Trust, which is a business trust duly organized, validly existing, and in "good standing" under the Delaware Business Trust Act of the State of Delaware, and has the power to own all of its properties and assets and, subject to approval of the Acquired Orbitex Fund Shareholders, to perform its obligations under this Agreement and to consummate the transactions contemplated by this Agreement. The Acquired Orbitex Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquired Orbitex Fund has all necessary federal, state, and local authorizations, consents, and approvals required, to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

      4.2 Orbitex Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the 1940 Act is in full force and effect. The Acquired Orbitex Fund is a separate series of the Trust for purposes of the 1940 Act.

      4.3 The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Orbitex Trust's Board of Trustees on behalf of the Acquired Orbitex Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Orbitex Fund, subject to the approval of the Acquired Orbitex Fund's Shareholders, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general trust principles.

      4.4 The Acquired Orbitex Fund is not, and the execution, delivery, and performance of this Agreement by the Acquired Orbitex Fund will not result, in violation of any provision of the Declaration of Trust or By-Laws of Orbitex Trust or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Acquired Orbitex Fund is a party or by which it is bound.

      4.5 The Acquired Orbitex Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC and has been eligible to and has computed its federal income tax under Section 852 of the Code for each taxable year of its operations, and will continue to so qualify as a RIC and be eligible to and compute its income tax as of the Closing Date and with respect to its final taxable year ending upon its liquidation, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

      4.6 The financial statements of the Acquired Orbitex Fund for the last three fiscal years (as appropriate for each Acquired Orbitex Fund) (which were audited by its independent accountants), present fairly the financial position of the Acquired Orbitex Fund as of the date indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with generally accepted accounting principles ("GAAP") consistently applied).

      4.7 The Prospectus of Orbitex Trust with respect to the Acquired Orbitex Fund, dated September 4, 2002, April 30, 2002 or June 28, 2002, as applicable, and the corresponding Statements of Additional Information of the same dates, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of Orbitex Trust with respect to the Acquired Orbitex Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Saratoga Trust promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      4.8 No material legal or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Acquired Orbitex Fund or any of its properties or assets. The Acquired Orbitex Fund knows of no facts which might form the basis for the institution of such proceedings. The Acquired Orbitex Fund is not party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

      4.9 Orbitex Trust has furnished the Saratoga Trust with copies or descriptions of all agreements or other arrangements to which Orbitex Trust, on behalf of the Acquired Orbitex Fund, is a party. Orbitex Trust with respect to the Acquired Orbitex Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated by the Orbitex Trust with respect to the Acquired Orbitex Fund in accordance with its terms at or prior to the Valuation Date.

      4.10 The Acquired Orbitex Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the dates of those financial statements. On the Closing Date, Orbitex Trust shall advise the Saratoga Trust in writing of all of the Acquired Orbitex Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

      4.11 Since _________, 2002, there has not been any material adverse change in the Acquired Orbitex Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business, other than those that have been fully disclosed to the Saratoga Trust.

      4.12 As of the date hereof, and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Acquired Orbitex Fund required by law to have been filed or furnished by such dates shall have been filed or furnished and shall be correct in all material respects, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquired Orbitex Fund's books for the payment thereof, and to the best of the Acquired Orbitex Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      4.13 As of the Closing Date, the Acquired Orbitex Fund shall have good and marketable title to the Acquired Orbitex Fund Net Assets, and subject to approval by the Acquired Orbitex Fund Shareholders, full right, power and authority to sell, assign, transfer, and deliver such assets hereunder, and upon delivery and in payment for such assets, the Acquiring Saratoga Fund will acquire good and marketable title thereto subject to no liens or encumbrances of any nature whatsoever or restrictions on the ownership or transfer thereof, except (a) such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, or (b) such restrictions as might arise under federal or state securities laws or the rules and regulations thereunder.

      4.14 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Orbitex Fund of the transactions contemplated by this Agreement, except such as may be required under the federal or state securities laws or the rules and regulations thereunder.

      4.15 The Combined Proxy Statement/Prospectus referred to in Section 6.7 hereof (the "Proxy Statement/Prospectus") and any Prospectus and Statement of Additional Information of Orbitex Trust with respect to the Acquired Orbitex Fund contained or incorporated by reference into the Form N-14 Registration Statement, and referred to in Section 6.7 hereof, any supplement or amendment to such documents on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Joint Meeting of Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Acquired Orbitex Fund or the transactions contemplated by this Agreement and is based on information furnished by the Acquired Orbitex Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which such statements were made, not misleading.

      4.16 All of the issued and outstanding shares of common stock of the Acquired Orbitex Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable. All of the issued and outstanding shares of beneficial interest of the Acquired Orbitex Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List.

      4.17 All of the issued and outstanding shares of beneficial interest of the Acquired Orbitex Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may have been previously disclosed in writing to the Acquiring Saratoga Fund.

      4.18 The Acquired Orbitex Fund is not under the jurisdiction of a Court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
4.19 All information to be furnished by the Acquired Orbitex Fund for use in preparing any application for orders, the Form N-14 Registration Statement referred to in Section 6.7 hereof, and the Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

      4.20 There is no indebtedness existing between the Acquired Orbitex Fund and the Acquiring Saratoga Fund that was issued, acquired, or will be settled at a discount.

      4.21 The Acquired Orbitex Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

5.    REPRESENTATIONS OF THE ACQUIRING SARATOGA FUND

      The Saratoga Trust, on behalf of the Acquiring Saratoga Fund represents and warrants to the Orbitex Trust, on behalf of the Acquired Orbitex Fund, as follows:

      5.1 The Acquiring Saratoga Fund is or will be a duly organized series of Saratoga Trust, which is a business trust duly organized, validly existing, and in "good standing" under the Delaware Business Trust Act of the State of Delaware (meaning it has filed its most recent annual report and has not filed articles of dissolution) and has the power to own all of its properties and assets and to perform its obligations under this Agreement and to consummate the transactions contemplated herein. The Acquiring Saratoga Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Saratoga Fund has or intends to acquire all necessary federal, state, and local authorizations, consents, and approvals required to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated herein.

      5.2 Saratoga Trust is a registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect. The Acquiring Saratoga Fund is or will be a separate series of the Saratoga Trust for purposes of the 1940 Act.

      5.3 The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Saratoga Trust's Board of Trustees on behalf of the Acquiring Saratoga Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Saratoga Fund, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general trust principles.

      5.4 The Acquiring Saratoga Fund is not, and the execution, delivery, and performance of this Agreement by the Acquiring Saratoga Fund will not result in violation of any provisions of the Declaration of Trust or By-Laws of Saratoga Trust or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Acquiring Saratoga Fund is a party or by which it is bound.

      5.5 The Acquiring Saratoga Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, have qualified as a RIC and have been eligible to and have computed their federal income tax under Section 852 of the Code for each taxable year since their inception, and will so qualify as a RIC and be eligible to and compute their income tax for their taxable year, including the Closing Date, in accordance with those provisions applicable to RICs.

      5.6 The financial statements of the Acquiring Saratoga Fund, for the last three fiscal years (as appropriate for each Acquiring Saratoga Fund) (which were audited by its independent accountants), present fairly the financial position of the Acquiring Saratoga Fund as of the dates indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with GAAP consistently applied).

      5.7 The Prospectus of the Saratoga Trust with respect to the Acquiring Saratoga Fund, dated January 1, 2002, and the corresponding Statement of Additional Information of the same date, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of the Saratoga Trust with respect to the Acquiring Saratoga Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Orbitex Trust promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      5.8 No material legal or administrative proceeding, or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Acquiring Saratoga Fund or any of its properties or assets. The Acquiring Saratoga Fund knows of no facts which might form the basis for the institution of such proceedings. The Acquiring Saratoga Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

      5.9 The Acquiring Saratoga Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the date of those financial statements. On the Closing Date, Saratoga Trust shall advise the Orbitex Trust in writing of all of the Acquiring Saratoga Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

      5.10 Since ____________, 2002 there has not been any material adverse change in the Acquiring Saratoga Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business, other than those that have been fully disclosed to the Orbitex Trust.

      5.11 As of the date hereof, and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Acquiring Saratoga Fund required by law to have been filed or furnished filed by such dates shall have been filed or furnished and shall be correct in all material respects, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquiring Saratoga Fund's books for the payment thereof, and to the best of the Acquiring Saratoga Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      5.12 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Saratoga Fund of the transactions contemplated by the Agreement, except for the registration of the Saratoga Fund Shares under the 1933 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

      5.13 The Form N-14 Registration Statement and the Proxy Statement/Prospectus referred to in Section 6.7 hereof (other than the portions of such documents based on written information furnished by the Acquired Orbitex Fund for inclusion or incorporation by reference therein as covered by the Acquired Orbitex Fund's warranty in Sections 4.15 and 4.19 hereof) and any Prospectus or Statement of Additional Information of the Saratoga Trust with respect to the Acquiring Saratoga Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Joint Meeting of Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Acquiring Saratoga Fund or the transactions contemplated by this Agreement and are based on information furnished by the Acquiring Saratoga Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act, and the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

      5.14 All of the issued and outstanding shares of beneficial interest of the Acquiring Saratoga Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable.

      5.15 All of the issued and outstanding shares of beneficial interest of the Acquiring Saratoga Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may previously have been disclosed in writing to the Acquired Orbitex Fund.

      5.16 The Saratoga Fund Shares to be issued and delivered to the Acquired Orbitex Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Saratoga Fund, will be fully paid and nonassessable by the Acquiring Saratoga Fund, or any successor provision, and will be duly registered in conformity with all applicable federal securities laws, and no shareholder of the Acquiring Saratoga Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect thereto.

      5.17 The Acquiring Saratoga Fund is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      5.18 All information to be furnished by the Acquiring Saratoga Fund for use in preparing the Proxy Statement/Prospectus, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

      5.19 There is no indebtedness existing between the Acquired Orbitex Fund and the Acquiring Saratoga Fund that was issued, acquired, or will be settled at a discount.

      5.20 The Acquiring Saratoga Fund does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any shares of beneficial interest of the Acquired Orbitex Fund.

      5.21 The Acquiring Saratoga Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

6.    COVENANTS

      6.1 Except as expressly contemplated herein to the contrary, each Fund shall operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to avoid federal income or excise taxes.

      6.2 After the effective date of the Form N-14 Registration Statement referred to in Section 6.7 hereof, and before the Closing Date and as a condition thereto, the Board of Trustees of the Orbitex Trust on behalf of the Acquired Orbitex Fund shall call, and Orbitex Trust shall hold, a Special Joint Meeting of Shareholders to consider and vote upon this Agreement and the transactions contemplated hereby and Orbitex Trust with respect to the Acquired Orbitex Fund shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

      6.3 The Acquired Orbitex Fund covenants that it shall not sell or otherwise dispose of any of the Saratoga Fund Shares to be received in the transactions contemplated herein, except in distribution to the Acquired Orbitex Fund Shareholders as contemplated herein.

      6.4 The Acquired Orbitex Fund shall provide such information within its possession or reasonably obtainable as the Saratoga Trust may reasonably request concerning the beneficial ownership of the Acquired Orbitex Fund Shares.

      6.5 Subject to the provisions of this Agreement, the Acquiring Saratoga Fund and the Acquired Orbitex Fund shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

      6.6 The Acquired Orbitex Fund shall furnish to the Saratoga Trust on the Closing Date the Statement of the Assets and Liabilities of the Acquired Orbitex Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by Orbitex Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within forty-five (45) days after the Closing Date, the Acquired Orbitex Fund shall furnish to the Saratoga Trust, in such form as is reasonably satisfactory to the Saratoga Trust, a statement of the earnings and profits of the Acquired Orbitex Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Saratoga Fund as a result of Section 381 of the Code, which statement shall be certified by the Treasurer or Assistant Treasurer of the Orbitex Trust. The Acquired Orbitex Fund covenants that it has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it did not qualify as a RIC under the Code or, if it has such earnings and profits, shall distribute them to its shareholders prior to the Closing Date.

      6.7 The Saratoga Trust shall prepare and file with the SEC a Registration Statement on Form N-14 (the "Form N-14 Registration Statement"), which shall include the Proxy Statement/Prospectus, as promptly as practicable in connection with the issuance of the Saratoga Fund Shares and the holding of the Special Joint Meeting of Shareholders to consider approval of this Agreement as contemplated herein and transactions contemplated thereunder. The Saratoga Trust shall prepare any pro forma financial statement that may be required under applicable law to be included in the Form N- 14 Registration Statement. The Orbitex Trust shall provide the Saratoga Trust with all information about the Acquired Orbitex Fund that is necessary to prepare the pro forma financial statements. The Funds shall cooperate with each other and shall furnish each other with any information relating to themselves that is required by the 1933 Act, the 1934 Act, and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, to be included in the Form N-14 Registration Statement and the Proxy Statement/Prospectus.

      6.8 The Orbitex Trust shall deliver to the Saratoga Trust at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the Acquired Orbitex Fund delivered to the Acquiring Saratoga Fund in accordance with the terms of this Agreement.

7.    CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRED ORBITEX FUND

      The obligations of the Acquired Orbitex Fund hereunder shall be subject to the following conditions precedent; provided, however, that the Acquired Orbitex Fund may, at its option, waive compliance with any conditions precedent:

      7.1 This agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of Saratoga Trust, on behalf of the Acquiring Saratoga Fund, in the manner required by Saratoga Trust's Declaration of Trust and applicable law, and this Agreement, and the transactions contemplated by this Agreement, shall have been approved by the Acquired Orbitex Fund Shareholders in the manner required by the Orbitex Trust's Declaration of Trust and By-Laws and applicable law.

      7.2 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquiring Saratoga Fund since the dates of the financial statements referred to in Section
5.6 of this Agreement. For purposes of this Section

7.2, a decline in the net asset value per share of the Acquiring Saratoga Fund due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      7.3 All representations and warranties of Saratoga Trust or the Acquiring Saratoga Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

      7.4 Saratoga Trust and the Acquiring Saratoga Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      7.5 The Acquiring Saratoga Fund shall have furnished the Acquired Orbitex Fund at the Closing Date with a certificate or certificates of any of its officers as of the Closing Date to the effect that the conditions precedent set forth in the Sections 7.2, 7.3, 7.4 and 7.9 hereof have been fulfilled.

      7.6 The Orbitex Trust shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Orbitex Trust, and dated as of the Closing Date, to the effect that:

            (a) The Acquiring Saratoga Fund is a duly organized series of Saratoga Trust, which is a business trust that is duly organized and validly existing under the Delaware Business Trust Act of the State of Delaware;

            (b) the shares of the Acquiring Saratoga Fund that are issued and outstanding as of the Closing Date, are duly authorized, validly issued, fully paid, and non-assessable by the Acquiring Saratoga Fund, and the Saratoga Fund Shares to be delivered to the Acquired Orbitex Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement will be validly issued, fully paid and non-assessable by the Acquiring Saratoga Fund, and to such counsel's knowledge, no shareholder of the Acquiring Saratoga Fund has any option, warrant, or preemptive right to subscription or purchase in respect thereof;

            (c) this Agreement has been duly authorized, executed, and delivered by the Acquiring Saratoga Fund and represents a valid and binding contract of the Acquiring Saratoga Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of trust, whether in a proceeding at law or in trust;

            (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Saratoga Trust or any material agreement known to such counsel to which the Acquiring Saratoga Fund is a party or by which it is bound;

            (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Saratoga Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required by state securities laws, rules and regulations; and

            (f) Saratoga Trust is registered as an investment company under the 1940 Act and the Acquiring Saratoga Fund is a separate series thereof and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

            Such opinion: (a) shall state that while such counsel has not verified, and is not passing upon and does not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, such counsel has generally reviewed and discussed certain information included therein with respect to the Acquiring Saratoga Fund with certain of the Saratoga Trust's officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused it to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquiring Saratoga Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Acquiring Saratoga Fund contained or incorporated by reference in the Form N-14 Registration Statement or any exhibits or attachments to the text thereof; (c) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Orbitex Trust; and (d) shall state that such opinion is solely for the Orbitex Trust, the benefit of the Acquired Orbitex Fund and the Board of Trustees and officers of the Orbitex Trust.

      7.7 The Orbitex Trust shall have received an opinion of counsel regarding the transaction addressed to the Orbitex Trust in a form reasonably satisfactory to it and dated as of the Closing Date, with respect to the matters specified in
Section 8.9 hereof.

      7.8 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of Saratoga Trust, contemplated by the SEC.

      7.9 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      7.10 The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      7.11 The Acquired Orbitex Fund shall have received from the Acquiring Saratoga Fund all such documents, including but not limited to, checks, share certificates, if any, and receipts, which the Acquired Orbitex Fund or its counsel may reasonably request.

      7.12 The Acquiring Saratoga Fund shall have furnished the Acquired Orbitex Fund on the Closing Date with a certificate or certificates of any of the Saratoga Trust's Vice Presidents and/or Treasurer or Assistant Treasurer dated as of said date to the effect that: (a) the Acquiring Saratoga Fund has no plan or intention to reacquire any of the Saratoga Fund Shares to be issued in the Reorganization, except in the ordinary course of business; (b) the Acquiring Saratoga Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Acquired Orbitex Fund acquired in the Reorganization, except for dispositions made in the ordinary course of business or transfers described in Section 368(a)(2)(C) of the Code; and (c) following the Closing, the Acquiring Saratoga Fund will continue the historic business of the Acquired Orbitex Fund or use a significant portion of the Acquired Orbitex Fund's assets in a business.

      7.13 The transfer agent for the Acquiring Saratoga Fund, shall issue and deliver to any of the Vice Presidents of Orbitex Trust, with respect to the Acquired Orbitex Fund, a confirmation statement evidencing the Saratoga Fund Shares to be credited at the Closing Date or provide evidence satisfactory to the Acquired Orbitex Fund that the Saratoga Fund Shares have been credited to the accounts of each of the Acquired Orbitex Fund Shareholders on the books of the Acquiring Saratoga Fund.

      7.14 At the Closing Date, the registration of Saratoga Trust with the SEC as an investment company under the 1940 Act (see 8.16) will be in full force and effect.

8.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING SARATOGA FUND

      The obligations of the Acquiring Saratoga Fund hereunder shall be subject to the following conditions precedent; provided, however, that the Acquiring Saratoga Fund may, at its option, waive compliance with any conditions precedent:

      8.1 This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of Orbitex Trust and the Acquired Orbitex Fund Shareholders in the manner required by Orbitex Trust's Declaration of Trust and By-Laws and applicable law.

      8.2 The Acquired Orbitex Fund shall have furnished the Acquiring Saratoga Fund with the Statement of Assets and Liabilities of the Acquired Orbitex Fund, with values determined as provided in Section 2 of this Agreement, with their respective dates of acquisition and tax costs, all as of the Closing Date, certified on the Acquired Orbitex Fund's behalf by the Orbitex Trust's Treasurer or Assistant Treasurer. The Statement of Assets and Liabilities shall list all of the securities owned by the Acquired Orbitex Fund as of the Closing Date and a final statement of assets and liabilities of the Acquired Orbitex Fund prepared in accordance with GAAP consistently applied.

      8.3 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquired Orbitex Fund since the dates of the financial statements referred to in Section 4.6 of this Agreement. For purposes of this Section 8.3, a decline in the value of the Acquired Orbitex Fund Net Assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      8.4 All representations and warranties of Orbitex Trust or the Acquired Orbitex Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

      8.5 Orbitex Trust and the Acquired Orbitex Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      8.6 The Acquired Orbitex Fund shall have furnished the Acquiring Saratoga Fund at the Closing Date with a certificate or certificates of any of its officers, dated as of the Closing Date, to the effect that the conditions precedent set forth in Sections 8.1, 8.3, 8.4, 8.5, 8.12, 8.14 and 8.16 hereof have been fulfilled.

      8.7 The Acquired Orbitex Fund shall have duly executed and delivered to the Acquiring Saratoga Fund (a) bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as the Acquiring Saratoga Fund may deem necessary or desirable to transfer all of the Acquired Orbitex Fund's right, title, and interest in and to the Acquired Orbitex Fund Net Assets, and (b) all such other documents, including but not limited to, checks, share certificates, if any, and receipts, which the Acquiring Saratoga Fund may reasonably request. Such assets of the Acquired Orbitex Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

      8.8 The Saratoga Trust shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Saratoga Trust and dated as of the Closing Date, to the effect that:

            (a) the Acquired Orbitex Fund is a duly organized series of Orbitex Trust, which is a Delaware business trust duly organized and validly existing under the Delaware Business Trust Act of the State of Delaware;

            (b) the shares of the Acquired Orbitex Fund are issued and outstanding at the Closing Date, are duly authorized, validly issued, fully paid and non-assessable by the Acquired Orbitex Fund;

            (c) this Agreement has been duly authorized, executed, and delivered by the Acquired Orbitex Fund and represents valid and binding contracts of the Acquired Orbitex Fund, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of trust, whether in a proceeding at law or in trust; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification;

            (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-laws of Orbitex Trust or any material agreement known to such counsel to which the Acquired Orbitex Fund is a party or by which it is bound;

            (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Orbitex Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required under state securities laws, rules, and regulations; and

            (f) Orbitex Trust is registered as an investment company under the 1940 Act and the Acquired Orbitex Fund is a separate series thereof and such registration with the SEC is in full force and effect.

      Such opinion: (a) shall state that while such counsel has not verified, and is not passing upon and does not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, such counsel has generally reviewed and discussed certain information included therein with respect to the Acquired Orbitex Fund with certain of the Orbitex Trust's officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused it to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquired Orbitex Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading;
      (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Acquired Orbitex Fund contained or incorporated by reference in the Form N-14 Registration Statement; (c) may rely upon the opinion of other counsel to the extent set forth in the opinion, provided such other counsel is reasonably acceptable to the Saratoga Trust; and (d) shall state that such opinion is solely for the benefit of the Saratoga Trust, the Acquiring Saratoga Fund and the Board of Trustees and officers of the Saratoga Trust.

      8.9 The Saratoga Trust shall have received a legal opinion or opinions of counsel, addressed to the Saratoga Trust and in a form reasonably satisfactory to it, and dated as of the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement with respect to the Acquired Orbitex Fund and the Acquiring Saratoga Fund constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion or opinions is conditioned upon receipt by counsel of all necessary representations that it shall request of the Orbitex Trust and the Saratoga Trust.

      8.10 The property and assets to be transferred to the Acquiring Saratoga Fund under this Agreement shall include no assets which the Acquiring Saratoga Fund may not properly acquire.

      8.11 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Saratoga Trust, contemplated by the SEC.

      8.12 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.13 The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      8.14 On or before the Closing Date, the Acquired Orbitex Fund shall have declared a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to their shareholders all of their net investment company income, if any, for each taxable period or year ending prior to the Closing Date and for the periods from the end of each such taxable period or year to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in each taxable period or year ending prior to the Closing Date and in the periods from the end of each such taxable period or year to and including the Closing Date.

      8.15 Orbitex Data Services, Inc., in its capacity as transfer agent for the Acquired Orbitex Fund, shall have furnished to the Acquiring Saratoga Fund immediately prior to the Closing Date a list of the names and addresses of the Acquired Orbitex Fund Shareholders and the number and percentage ownership of outstanding Orbitex Fund Shares owned by each such shareholder as of the close of regular trading on the NYSE on the Closing Date, certified on behalf of the Acquired Orbitex Fund by any of the Orbitex Trust's officers.

      8.16 At the Closing Date, the registration of the Orbitex Trust with the SEC as an investment company under the 1940 Act shall be in full force and effect.

9.    FEES AND EXPENSES

      9.1 Each Fund represents and warrants to the other that there is no person or entity entitled to receive any finder's fees or other similar fees or commission payments in connection with the transactions provided for herein.

      9.2 Each Fund shall be liable solely for its own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Any such expenses that are so borne by each Fund shall be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

10.   ENTIRE AGREEMENT, SURVIVAL OF WARRANTIES

      10.1 The Acquired Orbitex Fund and the Acquiring Saratoga Fund agree that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Sections 4 and 5 of this Agreement, and that this Agreement constitutes the entire agreement between the Funds and supersedes any and all prior agreements, arrangements, and undertakings relating to the matters provided for herein.

11.   TERMINATION

      11.1 This Agreement may be terminated with respect to one or more of the Reorganizations by mutual agreement of the Parties hereto. In addition, either Party may at its option terminate this Agreement with respect to one or more of the Reorganizations at or prior to the Closing Date because of:

            (a) a material breach by the other Party of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

            (b) a condition precedent to the obligations of either party which the Boards determine has not been met and which reasonably appears will not or cannot be met;

            (c) a determination by the Board of Trustees of the Orbitex Trust that the Reorganization(s) will not be in the best interest of the Orbitex Trust, the relevant Acquired Orbitex Fund(s), or its/their shareholders.

            (d) a determination by the Board of Trustees of the Saratoga Trust that the Reorganization(s) will not be in the best interest of the Saratoga Trust, the relevant Acquiring Saratoga Fund(s), or its/their shareholders.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of either Party but each Party shall bear its expenses incidental to the preparation and carrying out of this Agreement.

12.   MISCELLANEOUS

      12.1 Each party acknowledges and agrees that: (a) all obligations of the Acquiring Saratoga Fund under this Agreement are binding only with respect to the Acquiring Saratoga Fund; (b) any liability of the Acquiring Saratoga Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Saratoga Fund; and
(c) no other series of the Saratoga Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

      Each party acknowledges and agrees that: (a) all obligations of the Acquired Orbitex Fund under this Agreement are binding only with respect to the Acquired Orbitex Fund; (b) any liability of the Acquired Orbitex Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Orbitex Fund; and (c) no other series of the Orbitex Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that following the Special Joint Meeting of Shareholders called by the Board of Trustees of Orbitex Trust pursuant to Section 6.2 hereof, no such amendment may have the effect of changing the provisions for determining the number of Saratoga Fund Shares to be issued to Acquired Orbitex Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval, provided that nothing contained in this Section 13 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date or any other provision of this Agreement (to the fullest extent permitted by law).

      Any notice, report, statement, or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice or communication, or such other address as may hereafter be furnished in writing by notice similarly given by one party to the other.

      The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof as the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

      12.2 The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      12.3 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      12.4 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

      12.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      12.6 It is expressly understood and agreed that the obligations of the Acquired Orbitex Fund and the Acquiring Saratoga Fund under this Agreement, including but not limited to any liability as a result of the breach of any of their respective representations and warranties, are not binding on their respective Boards of Trustees, shareholders, nominees, officers, agents, or employees individually, but bind only the respective assets of the Acquired Orbitex Fund and Acquiring Saratoga Fund.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer on this _________ day of ____________ 2002.

      ORBITEX GROUP OF FUNDS
      (On behalf of the Orbitex Focus 30 Fund, Orbitex Growth Fund, Orbitex Cash Reserves Fund, Orbitex Health & Biotechnology Fund, Orbitex Medical Sciences Fund, Orbitex Info-Tech & Communications Fund, Orbitex Emerging Technology Fund, Orbitex Financial Services Fund, Orbitex Energy & Basic Materials Fund, and Orbitex Caterpillar Mid-Cap Relative Value Fund)


      BY___________________________________________


      SARATOGA ADVANTAGE TRUST
      (On behalf of the Saratoga Large Capitalization Value Portfolio, Saratoga U.S. Government Money Market Portfolio, Saratoga Health & Biotechnology Portfolio, Saratoga Technology & Communications Portfolio, Saratoga Financial Services Portfolio, Saratoga Energy & Basic Materials Portfolio, and Saratoga Mid-Capitalization Value Portfolio)


      BY____________________________________________

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      This Agreement and Plan of Reorganization (the "Agreement") is made as of this ___ day of _____________ 2002, by and between Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Orbitex Fund"), and Saratoga Advantage Trust (the "Saratoga Trust") on behalf of the Saratoga Health & Biotechnology Portfolio (the "Saratoga Fund").

      This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer of substantially all of the property, assets, and goodwill of the Orbitex Fund to the Saratoga Fund in exchange solely for Class A shares of the Saratoga Fund ("Saratoga Fund Shares"), followed by the distribution by the Orbitex Fund, on or promptly after the Closing Date, (as defined herein), of the Saratoga Fund Shares to the shareholders of the Orbitex Fund, the cancellation of all of the outstanding shares of the Orbitex Fund ("Orbitex Fund Shares"), and the liquidation and termination of the Orbitex Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ORBITEX FUND IN EXCHANGE FOR SARATOGA FUND SHARES AND LIQUIDATION OF THE ORBITEX FUND

      1.1 No later than the time of the closing of the Reorganization as provided in Section 3.1 of this Agreement (the "Closing Time") on the Closing Date, the Orbitex Fund shall transfer substantially all of its property and assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, claims, cash, cash equivalents, deferred or prepaid expenses shown as assets on the Orbitex Fund's books, goodwill and intangible property, books and records, and other assets), as set forth in the statement of assets and liabilities referred to in Section 8.2 hereof (the "Statement of Assets and Liabilities"), to the Saratoga Fund free and clear of all liens, encumbrances, and claims, except for cash or bank deposits in an amount necessary: (a) to pay its costs and expenses of carrying out this Agreement (including but not limited to fees of counsel and independent accountants, and expenses of its liquidation and termination as a series of Orbitex Fund contemplated hereunder); (b) to discharge all of the unpaid liabilities (other than any unamortized organizational expenses) reflected on its books and records at the Closing Date; and (c) to pay such contingent liabilities, if any, as the Board of Directors of the Orbitex Fund shall reasonably deem to exist against the Orbitex Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Orbitex Fund's books. Any unspent portion of such cash or bank deposits retained shall be delivered to the Saratoga Fund upon the satisfaction of all of the foregoing liabilities, costs, and expenses of the Orbitex Fund. (The property and assets to be transferred to the Saratoga Fund under this Agreement are referred to herein as the " Orbitex Fund Net Assets"). In exchange for the transfer of the Orbitex Fund Net Assets, the Saratoga Fund shall deliver to the Orbitex Fund, for distribution pro rata by the Orbitex Fund to its shareholders as of the close of business on the Closing Date, a number of Saratoga Fund Shares having an aggregate net asset value equal to the value of the Orbitex Fund Net Assets, all determined as provided in Section 2 of this Agreement and as of the date and time specified therein.

      1.2 The Orbitex Fund reserves the right to purchase or sell any of its portfolio securities prior to the Closing Date, except to the extent such purchases or sales may be limited by the representations made in connection with the issuance of the tax opinion described in Section 8.9. hereof.

      1.3 On or promptly after the Closing Date, the Orbitex Fund shall liquidate and distribute pro rata to its shareholders of record at the Closing Time on the Closing Date (the "Orbitex Fund Shareholders") the Saratoga Fund Shares received by the Orbitex Fund pursuant to Section 1.1 of this Agreement. (The date of such liquidation and distribution is referred to as the "Liquidation Date.") Such liquidation and distribution shall be accomplished by the transfer agent for the Saratoga Fund opening accounts on the share records of the Saratoga Fund in the names of the Orbitex Fund Shareholders and transferring to each such Orbitex Fund Shareholder account the pro rata number of the Saratoga Fund Shares due each such Orbitex Fund Shareholder from the Saratoga Fund Shares then credited to the account of the Orbitex Fund on the Saratoga Fund's books and records. The Saratoga Fund shall not issue certificates representing Saratoga Fund Shares in connection with such exchange, except in accordance with the procedures set forth in the Saratoga Trust's current Prospectus and Statement of Additional Information or as provided in
Section 1.4 hereof.

      1.4 The Orbitex Fund Shareholders holding certificates representing their ownership of Orbitex Fund Shares may be requested to surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Orbitex Fund may require (collectively, an "Affidavit"), to the Orbitex Fund prior to the Closing Date. On the Closing Date, any Orbitex Fund Share certificates that remain outstanding shall be deemed to be canceled. The Saratoga Trust's transfer books with respect to the Orbitex Fund shall be closed permanently as of the close of business on the day immediately prior to the Closing Date. All unsurrendered Orbitex Fund Share certificates shall no longer evidence ownership of common stock of the Orbitex Fund and shall be deemed for all corporate purposes to evidence ownership of the number of Saratoga Fund Shares into which the Orbitex Fund Shares were effectively converted. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered to the Saratoga Fund, dividends and other distributions payable by the Saratoga Fund subsequent to the Liquidation Date with respect to such Saratoga Fund Shares shall be paid to the holders of such certificate(s), but such Orbitex Fund Shareholders may not redeem or transfer Saratoga Fund Shares received in the Reorganization with respect to unsurrendered Orbitex Fund Share certificates.

      1.5 Any transfer taxes payable upon issuance of Saratoga Fund Shares in a name other than the registered holder of the Saratoga Fund Shares on the books of the Orbitex Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Saratoga Fund Shares are to be issued and transferred.

      1.6 As soon as practicable following the Liquidation Date, the Orbitex Fund shall take all steps necessary to terminate its existence.

2.    VALUATION

      2.1 The net asset value of the Saratoga Fund Shares, and the value of the Orbitex Fund Net Assets, shall in each case be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the third business day following the receipt of the requisite approval by Orbitex Fund Shareholders of this Agreement, or such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereafter referred to as the "Valuation Date") in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Saratoga Trust with respect to the Saratoga Fund Shares and shall be computed to not fewer than two (2) decimal places. The value of the Orbitex Fund Net Assets shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Orbitex Fund with respect to the Orbitex Fund.

      2.2 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Orbitex Fund and the Saratoga Fund accurate appraisal of the value of the net assets of the Orbitex Fund or the Saratoga Fund assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

      2.3 The number of Saratoga Fund Shares to be issued (including fractional shares) in exchange for the Orbitex Fund Net Assets shall be determined by dividing the value of the Orbitex Fund Net Assets by the Saratoga Fund's net asset value per share, both as determined in accordance with Section 2.1 of this Agreement.

      2.4 All computations of value regarding the Orbitex Fund shall be provided by Orbitex Fund Services, Inc., in its capacity as Fund Accountant for the Orbitex Fund, and shall be certified by the Treasurer for the Orbitex Fund.

3.    CLOSING AND CLOSING DATE

      3.1 The Closing Date shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing Time shall be at ________, Eastern Time. or at such other time as the parties to this Agreement may agree. The Closing shall be held at the offices of ___________________________, or at such other place as the parties to this Agreement may agree. All actions taking place on the Closing Date shall be deemed to take place simultaneously as of ________ a.m. Eastern Time on the Closing Date unless otherwise provided.

      3.2 Portfolio securities that are not held in book-entry form (together with cash or other assets) shall be transferred or delivered, as appropriate, by Bank of New York (the "Custodian") or its agents or nominees from the Orbitex Fund's accounts with the Custodian, to the accounts of the Saratoga Fund on the Closing Date, in accordance with applicable custody provisions under the Investment Company Act of 1940, as amended ("1940 Act"), and, as appropriate, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof. Such portfolio securities shall be accompanied by any necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities held of record by the Custodian or its agents or nominees in book-entry form on behalf of the Orbitex Fund shall be transferred to the Saratoga Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records and those of its agents and nominees. Any cash of the Orbitex Fund delivered on the Closing Date shall be in any form as is reasonably directed by the Saratoga Fund and shall be delivered on the Closing Date by the Custodian crediting the Saratoga Fund's account maintained with the Custodian with immediately available funds.

      3.3 If any of the Orbitex Fund Net Assets, for any reason, are not transferred on the Closing Date, the Orbitex Fund shall cause the Orbitex Fund Net Assets to be transferred to the Saratoga Fund in accordance with this Agreement at the earliest practicable date thereafter.

      3.4 Orbitex Data Services, Inc., in its capacity as transfer agent for the Orbitex Fund, shall deliver to the Saratoga Fund at the Closing Time a list of the names, addresses, federal taxpayer identification numbers, and backup withholding and nonresident alien withholding status of Orbitex Fund Shareholders and the number and aggregate net asset value of outstanding shares of common stock of the Orbitex Fund owned by each such Orbitex Fund Shareholder all as of the close of regular trading on the NYSE on the Closing Date, certified by an appropriate officer of Orbitex Data Services, Inc. (the "Shareholder List"). The transfer agent for the Saratoga Fund, shall issue and deliver to the Orbitex Fund a confirmation evidencing the Saratoga Fund Shares to be credited to each Orbitex Fund Shareholder on the Liquidation Date, or provide evidence satisfactory to the Orbitex Fund that such Saratoga Fund Shares have been credited to each Orbitex Fund Shareholder's account on the books of the Saratoga Fund. At the Closing, each Fund shall deliver to the other Fund such bills of sale, checks, assignments, certificates, receipts, or other documents as the other Fund or its counsel may reasonably request.

4.    REPRESENTATIONS OF THE ORBITEX FUND

      The Orbitex Fund represents and warrants to the Saratoga Fund as follows:

      4.1 The Orbitex Fund is a duly organized closed-end, management investment company, and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the 1940 Act is in full force and effect.

      4.2 The Orbitex Fund is a corporation that is duly organized, validly existing, and in "good standing" under the laws of the State of Maryland, and has the power to own all of its properties and assets and, subject to approval of the Orbitex Fund Shareholders, to perform its obligations under this Agreement and to consummate the transactions contemplated by this Agreement. The Orbitex Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Orbitex Fund has all necessary federal, state, and local authorizations, consents, and approvals required, to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

      4.3 The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Orbitex Fund's Board of Directors, and this Agreement constitutes a valid and binding obligation of the Orbitex Fund, subject to the approval of the Orbitex Fund's Shareholders, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general trust principles.

      4.4 The Orbitex Fund is not, and the execution, delivery, and performance of this Agreement by the Orbitex Fund will not result, in violation of any provision of its Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Orbitex Fund is a party or by which it is bound.

      4.5 The Orbitex Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC and has been eligible to and has computed its federal income tax under Section 852 of the Code for each taxable year of its operations, and will continue to so qualify as a RIC and be eligible to and compute its income tax as of the Closing Date and with respect to its final taxable year ending upon its liquidation, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

      4.6 The financial statements of the Orbitex Fund for the last three fiscal years (which were audited by its independent accountants), present fairly the financial position of the Orbitex Fund as of the date indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with generally accepted accounting principles ("GAAP") consistently applied).

      4.7 Orbitex Fund's Prospectus February 28, 2002, and the corresponding Statement of Additional Information of the same dates, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of Orbitex Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Saratoga Fund promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      4.8 No material legal or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Orbitex Fund or any of its properties or assets. The Orbitex Fund knows of no facts which might form the basis for the institution of such proceedings. The Orbitex Fund is not party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

      4.9 Orbitex Fund has furnished the Saratoga Fund with copies or descriptions of all agreements or other arrangements to which Orbitex Fund, is a party. Orbitex Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated by the Orbitex Fund in accordance with its terms at or prior to the Valuation Date.

      4.10 The Orbitex Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the dates of those financial statements. On the Closing Date, Orbitex Fund shall advise the Saratoga Fund in writing of all of its known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

      4.11 Since _________, 2002, there has not been any material adverse change in the Orbitex Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business, other than those that have been fully disclosed to the Saratoga Fund.

      4.12 As of the date hereof, and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Orbitex Fund required by law to have been filed or furnished by such dates shall have been filed or furnished and shall be correct in all material respects, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Orbitex Fund's books for the payment thereof, and to the best of the Orbitex Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      4.13 As of the Closing Date, the Orbitex Fund shall have good and marketable title to the Orbitex Fund Net Assets, and subject to approval by the Orbitex Fund Shareholders, full right, power and authority to sell, assign, transfer, and deliver such assets hereunder, and upon delivery and in payment for such assets, the Saratoga Fund will acquire good and marketable title thereto subject to no liens or encumbrances of any nature whatsoever or restrictions on the ownership or transfer thereof, except (a) such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, or (b) such restrictions as might arise under federal or state securities laws or the rules and regulations thereunder.

      4.14 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Orbitex Fund of the transactions contemplated by this Agreement, except such as may be required under the federal or state securities laws or the rules and regulations thereunder.

      4.15 The Combined Proxy Statement/Prospectus referred to in Section 6.7 hereof (the "Proxy Statement/Prospectus") and any Prospectus and Statement of Additional Information of the Orbitex Fund contained or incorporated by reference into the Form N-14 Registration Statement, and referred to in Section 6.7 hereof, any supplement or amendment to such documents on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Joint Meeting of Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Orbitex Fund or the transactions contemplated by this Agreement and is based on information furnished by the Orbitex Fund for inclusion therein:
(a) shall comply in all material respects with the provisions of the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which such statements were made, not misleading.

      4.16 All of the issued and outstanding shares of common stock of the Orbitex Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable. All of the issued and outstanding shares of common stock of the Orbitex Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List.

      4.17 All of the issued and outstanding shares of common stock of the Orbitex Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may have been previously disclosed in writing to the Saratoga Fund.

      4.18 The Orbitex Fund is not under the jurisdiction of a Court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      4.19 All information to be furnished by the Orbitex Fund for use in preparing any application for orders, the Form N-14 Registration Statement referred to in Section 6.7 hereof, and the Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

      4.20 There is no indebtedness existing between the Orbitex Fund and the Saratoga Fund that was issued, acquired, or will be settled at a discount.

      4.21 The Orbitex Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

5.    REPRESENTATIONS OF THE SARATOGA FUND

      The Saratoga Fund represents and warrants to the Orbitex Fund as follows:

      5.1 The Saratoga Fund is or will be a duly organized series of Saratoga Trust, which is a business trust duly organized, validly existing, and in "good standing" under the Delaware Business Trust Act of the State of Delaware (meaning it has filed its most recent annual report and has not filed articles of dissolution) and has the power to own all of its properties and assets and to perform its obligations under this Agreement and to consummate the transactions contemplated herein. The Saratoga Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Saratoga Fund has or intends to acquire all necessary federal, state, and local authorizations, consents, and approvals required to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated herein.

      5.2 Saratoga Trust is a registered investment company classified as a management company of the open-end diversified type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect. The Saratoga Fund is a separate series of the Saratoga Trust for purposes of the 1940 Act.

      5.3 The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Saratoga Trust Board of Trustees on behalf of the Saratoga Fund, and this Agreement constitutes a valid and binding obligation of the Saratoga Fund, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general trust principles.

      5.4 The Saratoga Fund is not, and the execution, delivery, and performance of this Agreement by the Saratoga Fund will not result in violation of any provisions of the Declaration of Trust or By-Laws of Saratoga Trust or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Saratoga Fund is a party or by which it is bound.

      5.5 The Saratoga Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, have qualified as a RIC and have been eligible to and have computed their federal income tax under
Section 852 of the Code for each taxable year since their inception, and will so qualify as a RIC and be eligible to and compute their income tax for their taxable year, including the Closing Date, in accordance with those provisions applicable to RICs.

      5.6 The financial statements of the Saratoga Fund, for the last three fiscal years (which were audited by its independent accountants), present fairly the financial position of the Saratoga Fund as of the dates indicated and the results of their operations and changes in net assets for the respective stated periods (in accordance with GAAP consistently applied).

      5.7 The Prospectus of the Saratoga Trust with respect to the Saratoga Fund, dated January 1, 2002, and the corresponding Statement of Additional Information of the same date, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of the Trust with respect to the Saratoga Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Orbitex Fund promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      5.8 No material legal or administrative proceeding, or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Saratoga Fund or any of its properties or assets. The Saratoga Fund knows of no facts which might form the basis for the institution of such proceedings. The Saratoga Fund are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects the Saratoga Fund's business or its ability to consummate the transactions herein contemplated.

      5.9 The Saratoga Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the date of those financial statements. On the Closing Date, Saratoga Trust shall advise the Orbitex Fund in writing of all of the Saratoga Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

      5.10 Since ____________, 2002 there has not been any material adverse change in the Saratoga Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business, other than those that have been fully disclosed to the Orbitex Fund.

      5.11 As of the date hereof, and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Saratoga Fund required by law to have been filed or furnished by such date shall have been filed or furnished and shall be correct in all material respects, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Saratoga Fund's books for the payment thereof, and to the best of the Saratoga Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      5.12 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Saratoga Fund of the transactions contemplated by the Agreement, except for the registration of the Saratoga Fund Shares under the Securities Act of 1933 (the "1933 Act"), or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

      5.13 The Form N-14 Registration Statement and the Proxy Statement/Prospectus referred to in Section 6.7 hereof (other than the portions of such documents based on written information furnished by the Orbitex Fund for inclusion or incorporation by reference therein as covered by the Orbitex Fund's warranty in Section 4.15 and 4.19 hereof) and any Prospectus or Statement of Additional Information of the Saratoga Trust with respect to the Saratoga Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Joint Meeting of Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Saratoga Fund or the transactions contemplated by this Agreement and are based on information furnished by the Saratoga Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act, and the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

      5.14 All of the issued and outstanding shares of common stock of the Saratoga Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable.

      5.15 All of the issued and outstanding shares of common stock of the Saratoga Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may previously have been disclosed in writing to the Orbitex Fund.

      5.16 The Saratoga Fund Shares to be issued and delivered to the Orbitex Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of common stock of the Saratoga Fund, will be fully paid and nonassessable by the Saratoga Fund, or any successor provision, and will be duly registered in conformity with all applicable federal securities laws, and no shareholder of the Saratoga Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect thereto.

      5.17 The Saratoga Fund is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      5.18 All information to be furnished by the Saratoga Fund to the Orbitex Fund for use in preparing the Proxy Statement/Prospectus, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

      5.19 There is no indebtedness existing between the Orbitex Fund and the Saratoga Fund that was issued, acquired, or will be settled at a discount.

      5.20 The Saratoga Fund do not own, directly or indirectly, nor have they owned during the past five years, directly or indirectly, any stock of the Orbitex Fund.

      5.21 The Saratoga Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

6.    COVENANTS

      6.1 Except as expressly contemplated herein to the contrary, each Fund shall operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to avoid federal income or excise taxes.

      6.2 After the effective date of the Form N-14 Registration Statement referred to in Section 6.7 hereof, and before the Closing Date and as a condition thereto, the Board of Directors of the Orbitex Fund shall call, and Orbitex Fund shall hold, a Special Joint Meeting of Shareholders to consider and vote upon this Agreement and the transactions contemplated hereby and Orbitex Fund shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

      6.3 The Orbitex Fund covenants that it shall not sell or otherwise dispose of any of the Saratoga Fund Shares to be received in the transactions contemplated herein, except in distribution to the Orbitex Fund Shareholders as contemplated herein.

      6.4 The Orbitex Fund shall provide such information within its possession or reasonably obtainable as the Saratoga Fund may reasonably request concerning the beneficial ownership of the Orbitex Fund Shares.

      6.5 Subject to the provisions of this Agreement, the Saratoga Fund and the Orbitex Fund shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

      6.6 The Orbitex Fund shall furnish to the Saratoga Fund on the Closing Date the Statement of the Assets and Liabilities of the Orbitex Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by Orbitex Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within forty-five (45) days after the Closing Date, the Orbitex Fund shall furnish to the Saratoga Fund, in such form as is reasonably satisfactory to the Saratoga Fund, a statement of the earnings and profits of the Orbitex Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Saratoga Fund as a result of Section 381 of the Code, which statement shall be certified by the Treasurer or Assistant Treasurer of the Orbitex Fund. The Orbitex Fund covenants that it has no earnings and profits that were accumulated by it or any entity during a taxable year when it did not qualify as a RIC under the Code or, if it has such earnings and profits, shall distribute them to its shareholders prior to the Closing Date.

      6.7 The Saratoga Fund shall prepare and file with the SEC a Registration Statement on Form N-14 (the "Form N-14 Registration Statement"), which shall include the Proxy Statement/Prospectus, as promptly as practicable in connection with the issuance of the Saratoga Fund Shares and the holding of the Special Joint Meeting of Shareholders to consider approval of this Agreement as contemplated herein and transactions contemplated thereunder. The Saratoga Fund shall prepare any pro forma financial statement that may be required under applicable law to be included in the Form N- 14 Registration Statement. The Orbitex Fund shall provide the Saratoga Fund with all information about the Orbitex Fund that is necessary to prepare the pro forma financial statements. The Funds shall cooperate with each other and shall furnish each other with any information relating to themselves that is required by the 1933 Act, the 1934 Act, and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, to be included in the Form N-14 Registration Statement and the Proxy Statement/Prospectus.

      6.8 The Orbitex Fund shall deliver to the Saratoga Fund at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the Orbitex Fund delivered to the Saratoga Fund in accordance with the terms of this Agreement.

7.    CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ORBITEX FUND

      The obligations of the Orbitex Fund hereunder shall be subject to the following conditions precedent; provided, however, that the Orbitex Fund may, at its option, waive compliance with any conditions precedent:

      7.1 This agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of Saratoga Trust on behalf of the Saratoga Fund in the manner required by Saratoga Trust's Declaration of Trust and applicable law, and this Agreement, and the transactions contemplated by this Agreement, shall have been approved by the Orbitex Fund Shareholders in the manner required by the Orbitex Fund's Articles of Incorporation and By-Laws and applicable law.

      7.2 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Saratoga Fund since the dates of the financial statements referred to in Section 5.6 of this Agreement. For purposes of this Section 7.2, a decline in the net asset value per share of the Saratoga Fund due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      7.3 All representations and warranties of Saratoga Trust or the Saratoga Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

      7.4 Saratoga Trust and the Saratoga Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      7.5 The Saratoga Fund shall have furnished the Orbitex Fund at the Closing Date with a certificate or certificates of any of its officers as of the Closing Date to the effect that the conditions precedent set forth in the Sections 7.2, 7.3, 7.4 and 7.9 hereof have been fulfilled.

      7.6 The Orbitex Fund shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Orbitex Fund, and dated as of the Closing Date, to the effect that:

            (a) The Saratoga Fund is a duly organized series of Saratoga Trust, which is a business trust that is duly organized and validly existing under the Delaware Business Trust Act of the State of Delaware;

            (b) the shares of the Saratoga Fund that are issued and outstanding as of the Closing Date, are duly authorized, validly issued, fully paid, and non-assessable by the Saratoga Fund, and the Saratoga Fund Shares to be delivered to the Orbitex Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement will be validly issued, fully paid and non-assessable by the Saratoga Fund, and to such counsel's knowledge, no shareholder of the Saratoga Fund has any option, warrant, or preemptive right to subscription or purchase in respect thereof;

            (c) this Agreement has been duly authorized, executed, and delivered by the Saratoga Fund and represents a valid and binding contract of the Saratoga Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of trust, whether in a proceeding at law or in trust;

            (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Saratoga Trust or any material agreement known to such counsel to which the Saratoga Fund is a party or by which it is bound;

            (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Saratoga Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required by state securities laws, rules and regulations; and

            (f) Saratoga Trust is registered as an investment company under the 1940 Act and the Saratoga Fund is a separate series thereof and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

            Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Saratoga Fund with certain of its officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Saratoga Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Saratoga Fund contained or incorporated by reference in the Form N-14 Registration Statement or any exhibits or attachments to the text thereof; (c) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Orbitex Fund; and (d) shall state that such opinion is solely for the benefit of the Orbitex Fund and its Board of Directors and officers.

      7.7 The Orbitex Fund shall have received an opinion of counsel regarding the transaction addressed to the Orbitex Fund in a form reasonably satisfactory to it and dated as of the Closing Date, with respect to the matters specified in
Section 8.9 hereof.

      7.8 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of Saratoga Trust, contemplated by the SEC.

      7.9 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      7.10 The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      7.11 The Orbitex Fund shall have received from the Saratoga Fund all such documents, including but not limited to, checks, share certificates, if any, and receipts, which the Orbitex Fund or its counsel may reasonably request.

      7.12 The Saratoga Fund shall have furnished the Orbitex Fund on the Closing Date with a certificate or certificates of any of its Vice President and/or Treasurer or Assistant Treasurer dated as of said date to the effect that: (a) the Saratoga Fund has no plan or intention to reacquire any of the Saratoga Fund Shares to be issued in the Reorganization, except in the ordinary course of business; (b) the Saratoga Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Orbitex Fund in the Reorganization, except for dispositions made in the ordinary course of business or transfers described in Section 368(a)(2)(C) of the Code; and (c) following the Closing, the Saratoga Fund will continue the historic business of the Orbitex Fund or use a significant portion of the Orbitex Fund's assets in a business.

      7.13 The transfer agent for the Saratoga Fund, shall issue and deliver to any of the Vice Presidents of Orbitex Fund, a confirmation statement evidencing the Saratoga Fund Shares to be credited at the Closing Date or provide evidence satisfactory to the Orbitex Fund that the

Saratoga Fund Shares have been credited to the accounts of each of the Orbitex Fund Shareholders on the books of the Saratoga Fund.

      7.14 At the Closing Date, the registration of Saratoga Trust with the SEC as an investment company under the 1940 Act and the Saratoga Fund as a series thereof will be in full force and effect.

8.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SARATOGA FUND

      The obligations of the Saratoga Fund hereunder shall be subject to the following conditions precedent; provided, however, that the Saratoga Fund may, at its option, waive compliance with any conditions precedent:

      8.1 This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of the Orbitex Fund and the Orbitex Fund Shareholders in the manner required by Orbitex Fund's Articles of Incorporation and By-Laws and applicable law.

      8.2 The Orbitex Fund shall have furnished the Saratoga Fund with the Statement of Assets and Liabilities of the Orbitex Fund, with values determined as provided in Section 2 of this Agreement, with their respective dates of acquisition and tax costs, all as of the Closing Date, certified on the Orbitex Fund's behalf by its Treasurer or Assistant Treasurer. The Statement of Assets and Liabilities shall list all of the securities owned by the Orbitex Fund as of the Closing Date and a final statement of assets and liabilities of the Orbitex Fund prepared in accordance with GAAP consistently applied.

      8.3 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Orbitex Fund since the dates of the financial statements referred to in Section 4.6 of this Agreement. For purposes of this Section 8.3, a decline in the value of the Orbitex Fund Net Assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      8.4 All representations and warranties of the Orbitex Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

      8.5 The Orbitex Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      8.6 The Orbitex Fund shall have furnished the Saratoga Fund at the Closing Date with a certificate or certificates of any of its officers, dated as of the Closing Date, to the effect that the conditions precedent set forth in Sections 8.1, 8.3, 8.4, 8.5, 8.12, 8.14 and 8.16 hereof have been fulfilled.

      8.7 The Orbitex Fund shall have duly executed and delivered to the Saratoga Fund (a) bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as the Saratoga Fund may deem necessary or desirable to transfer all of the Orbitex Fund's right, title, and interest in and to the Orbitex Fund Net Assets, and (b) all such other documents, including but not limited to, checks, share certificates, if any, and receipts, which the Saratoga Fund may reasonably request. Such assets of the Orbitex Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

      8.8 The Saratoga Fund shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Saratoga Fund and dated as of the Closing Date, to the effect that:

            (a) The Orbitex Fund is a duly organized closed-end, management investment company;

            (b) The Orbitex Fund is a corporation that is duly organized, validly existing, and in "good standing" under the laws of the State of Maryland;

            (c) the shares of the Orbitex Fund are issued and outstanding at the Closing Date, are duly authorized, validly issued, fully paid and non-assessable by the Orbitex Fund;

            (d) this Agreement has been duly authorized, executed, and delivered by the Orbitex Fund and represents valid and binding contracts of the Orbitex Fund, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of trust, whether in a proceeding at law or in trust; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification;

            (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or By-laws of Orbitex Fund or any material agreement known to such counsel to which the Orbitex Fund is a party or by which it is bound;

            (f) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Orbitex Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required under state securities laws, rules, and regulations.

      Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Orbitex Fund with certain of its officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Orbitex Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Orbitex Fund contained or incorporated by reference in the Form N-14 Registration Statement; (c) may rely upon the opinion of other counsel to the extent set forth in the opinion, provided such other counsel is reasonably acceptable to the Saratoga Fund; and (d) shall state that such opinion is solely for the benefit of the Saratoga Fund and its Board of Trustees and officers.

      8.9 The Saratoga Fund shall have received a legal opinion or opinions of counsel, addressed to the Saratoga Fund and in a form reasonably satisfactory to it, and dated as of the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement with respect to the Orbitex Fund and the Saratoga Fund constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion or opinions is conditioned upon receipt by counsel of all necessary representations that it shall request of the Orbitex Fund and Saratoga Fund.

      8.10 The property and assets to be transferred to the Saratoga Fund under this Agreement shall include no assets which the Saratoga Fund may not properly acquire.

      8.11 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Saratoga Trust, contemplated by the SEC.

      8.12 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.13 The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      8.14 On or before the Closing Date, the Orbitex Fund shall have declared a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to their shareholders all of their net investment company income, if any, for each taxable period or year ending prior to the Closing Date and for the periods from the end of each such taxable period or year to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in each taxable period or year ending prior to the Closing Date and in the periods from the end of each such taxable period or year to and including the Closing Date.

      8.15 Orbitex Data Services, Inc., in its capacity as transfer agent for the Orbitex Fund, shall have furnished to the Saratoga Fund immediately prior to the Closing Date a list of the names and addresses of the Orbitex Fund Shareholders and the number and percentage ownership of outstanding Orbitex Fund Shares owned by each such shareholder as of the close of regular trading on the NYSE on the Closing Date, certified on behalf of the Orbitex Fund by any of its officers.

      8.16 At the Closing Date, the registration of the Orbitex Fund with the SEC as an investment company under the 1940 Act shall be in full force and effect.

9.    FEES AND EXPENSES

      9.1 Each Fund represents and warrants to the other that there is no person or entity entitled to receive any finder's fees or other similar fees or commission payments in connection with the transactions provided for herein.

      9.2 Each Fund shall be liable solely for its own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Any such expenses that are so borne by each Fund shall be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

10.   ENTIRE AGREEMENT, SURVIVAL OF WARRANTIES

      10.1 The Orbitex Fund and the Saratoga Fund agree that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Sections 4 and 5 of this Agreement, and that this Agreement constitutes the entire agreement between the Funds and supersedes any and all prior agreements, arrangements, and undertakings relating to the matters provided for herein.

11.   TERMINATION

      11.1 This Agreement may be terminated by mutual agreement of the Parties hereto. In addition, either Party may at its option terminate this Agreement at or prior to the Closing Date because of:

            (a) a material breach by the other Party of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

            (b) a condition precedent to the obligations of either party which the Boards determine has not been met and which reasonably appears will not or cannot be met;

            (c) a determination by the Board of Directors of the Orbitex Fund that the Reorganization, will not be in the best interest of the Orbitex Fund, or its shareholders.

            (d) a determination by the Board of Trustees of the Saratoga Fund that the Reorganization, will not be in the best interest of the Saratoga Fund, or its shareholders.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of either Party, or the Orbitex Fund's Board of Directors or officers, but each shall bear its expenses incidental to the preparation and carrying out of this Agreement.

12.   MISCELLANEOUS

      12.1 Each party acknowledges and agrees that: (a) all obligations of the Saratoga Fund under this Agreement are binding only with respect to the Saratoga Fund; (b) any liability of the Saratoga Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Saratoga Fund; and (c) no other series of the Saratoga Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

      Each party acknowledges and agrees that: (a) all obligations of the Orbitex Fund under this Agreement are binding only with respect to the Orbitex Fund; and (b) any liability of the Orbitex Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Orbitex Fund.

      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that following the Special Joint Meeting of Shareholders called by the Board of Directors of the Orbitex Fund pursuant to Section 6.2 hereof, no such amendment may have the effect of changing the provisions for determining the number of Saratoga Fund Shares to be issued to Orbitex Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval, provided that nothing contained in this Section 13 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date or any other provision of this Agreement (to the fullest extent permitted by law).

      Any notice, report, statement, or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice or communication, or such other address as may hereafter be furnished in writing by notice similarly given by one party to the other.

      The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof as the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

      12.2 The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      12.3 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      12.4 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

      12.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      12.6 It is expressly understood and agreed that the obligations of the Orbitex Fund and the Saratoga Fund under this Agreement, including but not limited to any liability as a result of the breach of any of their respective representations and warranties, are not binding on their respective Boards, shareholders, nominees, officers, agents, or employees individually, but bind only the respective assets of the Saratoga Fund and the Orbitex Fund.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer on this _________ day of September 2002.


      ORBITEX LIFE SCIENCES HEALTH & BIOTECHNOLOGY FUND, INC.


      BY___________________________________________


      SARATOGA ADVANTAGE TRUST
      (On behalf of the Saratoga Health & Biotechnology Portfolio)


      BY____________________________________________

                                                                      EXHIBIT VI

                          FORM OF MANAGEMENT AGREEMENT

            Management Agreement dated and effective as of ________________, 2002 between Orbitex Group of Funds, a Delaware Trust (herein referred to as the "Trust"), and ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC a Delaware limited liability company (the Manager").

            WHEREAS, the Trust is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") pursuant to the Investment Company Act of 1940 (the "1940 Act");

            WHEREAS, the Trust is organized in series form and each of the Focus 30 Fund, Cash Reserves Fund, Health & Biotechnolgy Fund, Medical Sciences Fund, Info-Tech & Communications Fund, Emerging Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, Caterpillar Mid Cap Relative Value Fund, Growth Fund is a separately capitalized series ("Portfolio") of shares of beneficial interest to be issued by the Trust pursuant to the Trust Registration Statement;

            NOW THEREFORE, in consideration of the mutual promises and covenants hereinafter set forth, the Trust and the Manager agree as follows:

      1. Appointment of Manager. The Manager hereby undertakes and agrees, upon the terms and conditions herein set to (i) supervise the Trust's investment program, including advising and consulting with the Trust's board of trustees and the investment advisers for each of the Trust's portfolios (the "Investment Advisers") regarding the Trust's overall investment strategy and make recommendations to the Trust's board of trustees regarding the retention by the Portfolios of the Investment Advisers, (ii) monitor the performance of the Trust's outside service providers, including the Trust's administrator, agent and custodian and (iii) pay the salaries, fees and expenses of such of the Trust's officers, trustees or employees as are directors, officers or employees of the Manager. In addition, the Manager hereby undertakes and agrees to appoint investment advisers to the Portfolios to (a) make, in consultation with the Manager and the Trust's Board of Trustees, investment strategy decisions for the respective Portfolio (b) manage the investing and reinvesting of the Trust assets (c) place purchase and sale orders on behalf of the Trust's Portfolios, and (d) provide research and statistical data to the Trust in relation to investing and other matters within the scope of the investment objectives and limitations of the Trust's Portfolios. The Investment Advisers shall have the sole ultimate discretion over investment decisions for the Trust's Portfolios.

      2. In connection herewith, the Manager agrees to (i) maintain a staff within its organization to furnish the above services to the Trust and to the Investment Advisers and (ii) provide the Trust with persons satisfactory to the Trust's Board of Trustees to serve as officers and employees of the Trust. The Manager shall bear all expenses arising out of its duties hereunder.

      3. Except as otherwise provided in this Management Agreement, the Advisory Agreements (as defined below), and the Administration Agreement in effect for the Portfolio's, the Trust shall be responsible for all of the Trust's expenses and liabilities, including but not limited to organizational and offering expenses (which include out-of-pocket expenses, but not overhead or employee costs of the Manager and the Investment Advisers); expenses for legal, accounting and auditing services; tax and governmental fees; dues and expenses incurred in connection with membership in investment company organizations; printing and distributing shareholder reports, proxy materials, prospectuses, stock certificates and distributions of dividends; charges of the Trust's custodians, sub-custodians, registrars, transfer agents, dividend-paying agents and dividend reinvestment plan agents; payment for portfolio pricing services to a pricing agent, if any; costs of the determination of the Portfolios' daily net asset values; registration and filing fees of the Securities and Exchange Commission; expenses of registering or qualifying securities of the Trust for sale in the various states; freight and other charges in connection with the shipment of the Trust's portfolio securities; fees and expenses of non-interested trustees; travel expenses or an appropriate portion thereof of trustees and officers of the Trust who are directors, officers or employees of the Manager or the Investment Advisers to the extent that such expenses relate to attendance at meetings of the Board of Trustees or any committee thereof; costs of shareholders meetings; insurance; interest; brokerage costs; fees payable to the Trust's Administrator pursuant to an Administration Agreement; litigation and other extraordinary or non-recurring expenses.

      4. Remuneration.

            (a) The Trust agrees to pay the Manager, and the Manager agrees to accept as full compensation for the performance of all its functions and duties to be performed hereunder, a fee based on the total net assets of each Portfolio at the end of each business day as set forth on Schedule A hereto. Determination of net asset value of each Portfolio will be made in accordance with the policies disclosed in the Trust's registration statement under the 1940 Act. The fee is payable at the close of business on the last day of each calendar month and shall be made on the first business day following such last calendar day. The payment due on such day shall be computed by (1) adding together the results of multiplying (i) the total net assets of each Portfolio on each day of the month by (ii) the applicable daily fraction of the advisory fee percentage rate of such Portfolio as set on Schedule A hereto and then (2) adding together the total monthly amounts computed for each Portfolio.

            (b) Compensation of the Investment Advisers for services provided under the Advisory Agreements is the sole responsibility of the Manager.

      5. Representations and Warranties. The Manager represents and warrants that it is duly registered and authorized as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Manager agrees to maintain effective requisite registrations, authorizations and licenses, as the case may be, until the termination of this Management Agreement.

      6. Services Not Deemed Exclusive. The services provided hereunder by the Manager are not to be deemed exclusive and the Manager and any of its affiliates or related persons are free to render similar services to others and to use the research developed in connection with this Management Agreement for other clients or affiliates. Nothing herein shall be construed as constituting the Manager an agent of any of the Investment Advisers or of the Trust.

      7. Limit of Liability. The Manager shall exercise its best judgment in rendering the services in accordance with the terms of this Management Agreement. The Manager shall not be liable for any error of judgment or mistake of law or for any act or omission or any loss suffered by the Trust in connection with the matters to which this Management Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect the Manager against any liability to the Trust or its shareholders to which the Manager would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under this Management Agreement ("disabling conduct"). The Trust will indemnify the Manager against, and hold it harmless from, any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses), including but not limited to any amounts paid in satisfaction of judgments, in compromise or as fines or penalties, not resulting from disabling conduct. Indemnification shall be made only upon the happening of one of the following events: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Manager was not liable by reason of disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Manager was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of trustees of the Trust who are neither "interested persons" of the Trust nor parties to the proceeding ("disinterested non-party trustees") or (b) an independent legal counsel in a written opinion. The Manager shall be entitled to advances from the Trust for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification in the manner and to the fullest extent permissible under law. Prior to any such advance, the Manager shall provide to the Trust a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Trust has been met. In addition, at least one of the following additional conditions shall be met: (a) the Manager shall provide security in form and amount acceptable to the Trust for its undertaking; (b) the Trust is insured against losses arising by reason of the advance; or (c) a majority of a quorum of disinterested non-party trustees or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Trust at the time the advance is proposed to be made, that there is reason to believe that the Manager will ultimately be found to be entitled to indemnification.

      8. Duration and Termination. This agreement shall become effective as of the date hereof and shall continue in effect for two years from the date hereof (unless sooner terminated in accordance with this agreement) and thereafter for successive annual periods, but only so long as such continuance is specifically approved at least annually with respect to each Portfolio by the affirmative vote of (i) a majority of the members of the Trust's Board of Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval and (ii) a majority of Trust's Board of Trustees or the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Portfolio.

            Notwithstanding the above, this agreement may nevertheless be terminated with respect to one or more Portfolios at any time, without penalty, by the Trust's Board of Trustees, by vote of holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Portfolio or by the Manager, upon 60 days' written notice delivered to each party hereto. Any such notice shall be deemed given when received by the addressee.

      9. Amendment or Assignment. This Management Agreement may be amended only if such amendment is specifically approved with respect to each Portfolio by (i) the vote of a majority of the outstanding voting securities of the respective Portfolio and (ii) a majority of the Trustees, including a majority of those Trustees who are not parties to this Management Agreement or interested persons of such party, cast in person at a meeting called for the purpose of voting on such approval. This Management Agreement shall automatically and immediately terminate in the event of its assignment, as that term is defined in the 1940 Act and the rules thereunder.

      10. Severability. If any provisions of this Management Agreement shall be held or made unenforceable by a court decision, statute, rule or otherwise, the remainder of this Management Agreement shall not be affected thereby.

      11. Definitions. As used in this Management Agreement, the terms "interested person" and "vote of a majority of the outstanding securities" shall have the respective meanings set forth in Section 2(a)(19) and 2(a)(42) of the 1940 Act.

      12. No Liability of Shareholders. This Management Agreement is executed by the Trustees of the Trust, not individually, but in their capacity as Trustees under the Declaration of Trust made December 13, 1996. None of the Shareholders, Trustees, officers, employees, or agents of the Trust shall be personally bound or liable under this Management Agreement, nor shall resort be had to their private property for the satisfaction of any obligation or claim hereunder but only to the property of the Trust and, if the obligation or claim relates to the property held by the Trust for the benefit of one or more but fewer than all Portfolios, then only to the property held for the benefit of the affected Portfolio.

      13. Governing Law. This Management Agreement shall be governed, construed and interpreted in accordance with the laws of the State of New York, provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act.

      14. Notices. Any notice hereunder shall be in writing and shall be delivered in person or by telex or facsimile (followed by delivery in person) to the parties at the addresses set forth below.

            If to the Trust:

                  Orbitex Group of Funds
                  410 Park Avenue, 18th Floor
                  New York, New York 10022
                  Tel:
                  Fax:

            If to the Manager:

                  Orbitex-Saratoga Capital Management, LLC
                  1101 Stewart Avenue, Suite 207
                  Garden City, New York 11530
                  Tel:
                  Fax:

or to such other address as to which the recipient shall have informed the other party in writing.

            Unless specifically provided elsewhere, notice given as provided above shall be deemed to have been given, if by personal delivery, or the day of such delivery, and, it by telex or facsimile and mail, on the date on which such telex or facsimile and mail, on the date on which such telex or facsimile is sent.

      15. Counterparts. This Management agreement may be executed in more counterparts, each of which shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

      16. Notification of Change in Membership of Partnership. The Manager agrees to notify the Trust of any change in the membership of the Manager within a reasonable period of time after such change.

            IN WITNESS WHEREOF, the parties hereto caused their authorized signatories to execute this Management Agreement as of the day and year first written above.

                                    ORBITEX GROUP OF FUNDS


                                    By:
                                       --------------------------------------
                                       Name:
                                       Title:


                                    ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC


                                    By:
                                       --------------------------------------
                                       Name:
                                       Title:

                                   Schedule A
                                       to

                              Management Agreement

                                     between

       Orbitex Group of Funds and Orbitex-Saratoga Capital Management, LLC

--------------------------------------------------------------------------------
                                                     Annual Fee as a
                                                   Percentage of Daily
Name of Series                                         Net Assets
--------------                                         ----------
--------------------------------------------------------------------------------
Focus 30 Fund                                             0.75%
--------------------------------------------------------------------------------
Cash Reserves Fund                                        0.10%
--------------------------------------------------------------------------------
Health & Biotechnolgy Fund                                1.25%
--------------------------------------------------------------------------------
Medical Sciences Fund                                     1.25%
--------------------------------------------------------------------------------
Info-Tech & Communications Fund                           1.25%
--------------------------------------------------------------------------------
Emerging Technology Fund                                  1.25%
--------------------------------------------------------------------------------
Financial Services Fund                                   1.25%
--------------------------------------------------------------------------------
Energy & Basic Materials Fund                             1.25%
--------------------------------------------------------------------------------
Caterpillar Mid Cap Relative Value Fund                   0.75%
--------------------------------------------------------------------------------
Growth Fund                                               0.75%
--------------------------------------------------------------------------------

                              MANAGEMENT AGREEMENT

            Management Agreement dated and effective as of ________________, 2002 between Orbitex Life Sciences & Biotechnology Fund, inc., a Maryland Corporation (herein referred to as the "Company"), and ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC a Delaware limited liability company (the Manager").

            WHEREAS, the Company is a closed-end non-diversified management investment company registered with the Securities and Exchange Commission (the "Commission") pursuant to the Investment Company Act of 1940 (the "1940 Act");

            NOW THEREFORE, in consideration of the mutual promises and covenants hereinafter set forth, the Company and the Manager agree as follows:

      1. Appointment of Manager. The Manager hereby undertakes and agrees, upon the terms and conditions herein set to (i) supervise the Company's investment program, including advising and consulting with the Company's Board of Directors and the investment advisers (the "Investment Advisers") regarding the Company's overall investment strategy and make recommendations to the Company's Board of Directors regarding the retention by the Company of the Investment Advisers,
(ii) monitor the performance of the Company's outside service providers, including the Company's administrator, agent and custodian and (iii) pay the salaries, fees and expenses of such of the Company's officers, directors or employees as are directors, officers or employees of the Manager. In addition, the Manager hereby undertakes and agrees to appoint investment advisers to the Company to (a) make, in consultation with the Manager and the Company's Board of Directors, investment strategy decisions for the Company (b) manage the investing and reinvesting of the Company assets (c) place purchase and sale orders on behalf of the Company, and (d) provide research and statistical data to the Company in relation to investing and other matters within the scope of the investment objectives and limitations of the Company. The Investment Advisers shall have the sole ultimate discretion over investment decisions for the Company.

      2. In connection herewith, the Manager agrees to (i) maintain a staff within its organization to furnish the above services to the Company and to the Investment Advisers and (ii) provide the Company with persons satisfactory to the Company's Board of Directors to serve as officers and employees of the Company. The Manager shall bear all expenses arising out of its duties hereunder.

      3. Except as otherwise provided in this Management Agreement, the Advisory Agreements (as defined below), and the Administration Agreement in effect for the Company, the Company shall be responsible for all of the Company's expenses and liabilities, including but not limited to organizational and offering expenses (which include out-of-pocket expenses, but not overhead or employee costs of the Manager and the Investment Advisers); expenses for legal, accounting and auditing services; tax and governmental fees; dues and expenses incurred in connection with membership in investment company organizations; printing and distributing shareholder reports, proxy materials, prospectuses, stock certificates and distributions of dividends; charges of the Company's custodians, sub-custodians, registrars, transfer agents, dividend-paying agents and dividend reinvestment plan agents; payment for portfolio pricing services to a pricing agent, if any; costs of the determination of the Company's daily net asset values; registration and filing fees of the Securities and Exchange Commission; expenses of registering or qualifying securities of the Company for sale in the various states; freight and other charges in connection with the shipment of the Company's portfolio securities; fees and expenses of non-interested directors; travel expenses or an appropriate portion thereof of directors and officers of the Company who are directors, officers or employees of the Manager or the Investment Advisers to the extent that such expenses relate to attendance at meetings of the Board of Directors or any committee thereof; costs of shareholders meetings; insurance; interest; brokerage costs; fees payable to the Company's Administrator pursuant to an Administration Agreement; litigation and other extraordinary or non-recurring expenses.

      4. Remuneration.

            (a) The Company agrees to pay the Manager, and the Manager agrees to accept as full compensation for the performance of all its functions and duties to be performed hereunder, a fee based on the total net assets of the Company at the end of each business day as set forth on Schedule A hereto. Determination of net asset value of the Company will be made in accordance with the policies disclosed in the Company's registration statement under the 1940 Act. The fee is payable at the close of business on the last day of each calendar month and shall be made on the first business day following such last calendar day. The payment due on such day shall be computed by (1) adding together the results of multiplying (i) the total net assets of the Company on each day of the month by
(ii) the applicable daily fraction of the advisory fee percentage rate of the Company as set on Schedule A hereto and then (2) adding together the total monthly amounts computed for the Company.

            (b) Compensation of the Investment Advisers for services provided under the Advisory Agreements is the sole responsibility of the Manager.

      5. Representations and Warranties. The Manager represents and warrants that it is duly registered and authorized as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Manager agrees to maintain effective requisite registrations, authorizations and licenses, as the case may be, until the termination of this Management Agreement.

      6. Services Not Deemed Exclusive. The services provided hereunder by the Manager are not to be deemed exclusive and the Manager and any of its affiliates or related persons are free to render similar services to others and to use the research developed in connection with this Management Agreement for other clients or affiliates. Nothing herein shall be construed as constituting the Manager an agent of any of the Investment Advisers or of the Company.

      7. Limit of Liability. The Manager shall exercise its best judgment in rendering the services in accordance with the terms of this Management Agreement. The Manager shall not be liable for any error of judgment or mistake of law or for any act or omission or any loss suffered by the Company in connection with the matters to which this Management Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect the Manager against any liability to the Company or its shareholders to which the Manager would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under this Management Agreement ("disabling conduct"). The Company will indemnify the Manager against, and hold it harmless from, any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses), including but not limited to any amounts paid in satisfaction of judgments, in compromise or as fines or penalties, not resulting from disabling conduct. Indemnification shall be made only upon the happening of one of the following events: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Manager was not liable by reason of disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Manager was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of directors of the Company who are neither "interested persons" of the Company nor parties to the proceeding ("disinterested non-party directors") or (b) an independent legal counsel in a written opinion. The Manager shall be entitled to advances from the Company for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification in the manner and to the fullest extent permissible under law. Prior to any such advance, the Manager shall provide to the Company a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Company has been met. In addition, at least one of the following additional conditions shall be met: (a) the Manager shall provide security in form and amount acceptable to the Company for its undertaking; (b) the Company is insured against losses arising by reason of the advance; or (c) a majority of a quorum of disinterested non-party directors or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Company at the time the advance is proposed to be made, that there is reason to believe that the Manager will ultimately be found to be entitled to indemnification.

      8. Duration and Termination. This agreement shall become effective as of the date hereof and shall continue in effect for two years from the date hereof (unless sooner terminated in accordance with this agreement) and thereafter for successive annual periods, but only so long as such continuance is specifically approved at least annually with respect to each Portfolio by the affirmative vote of (i) a majority of the members of the Company's Board of Directors who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval and (ii) a majority of Company's Board of Directors or the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Company.

            Notwithstanding the above, this agreement may nevertheless be terminated with respect to the Company at any time, without penalty, by the Company's Board of Directors, by vote of holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Company or by the Manager, upon 60 days' written notice delivered to each party hereto. Any such notice shall be deemed given when received by the addressee.

      9. Amendment or Assignment. This Management Agreement may be amended only if such amendment is specifically approved with respect to the Company by (i) the vote of a majority of the outstanding voting securities of the Company and
(ii) a majority of the directors, including a majority of those directors who are not parties to this Management Agreement or interested persons of such party, cast in person at a meeting called for the purpose of voting on such approval. This Management Agreement shall automatically and immediately terminate in the event of its assignment, as that term is defined in the 1940 Act and the rules thereunder.

      10. Severability. If any provisions of this Management Agreement shall be held or made unenforceable by a court decision, statute, rule or otherwise, the remainder of this Management Agreement shall not be affected thereby.

      11. Definitions. As used in this Management Agreement, the terms "interested person" and "vote of a majority of the outstanding securities" shall have the respective meanings set forth in Section 2(a)(19) and 2(a)(42) of the 1940 Act.

      12. No Liability of Shareholders. This Management Agreement is executed by the directors of the Company, not individually, but in their capacity as directors under the Articles of Incorporation April 6, 2000. None of the Shareholders, Directors, officers, employees, or agents of the Company shall be personally bound or liable under this Management Agreement, nor shall resort be had to their private property for the satisfaction of any obligation or claim hereunder but only to the property of the Company.

      13. Governing Law. This Management Agreement shall be governed, construed and interpreted in accordance with the laws of the State of New York, provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act.

      14. Notices. Any notice hereunder shall be in writing and shall be delivered in person or by telex or facsimile (followed by delivery in person) to the parties at the addresses set forth below.

            If to the Company:

                  Orbitex Life Sciences & Biotechnology Fund, Inc. 410 Park Avenue, 18th Floor
                  New York, New York 10022
                  Tel:
                  Fax:

            If to the Manager:

                  Orbitex-Saratoga Capital Management, LLC
                  1101 Stewart Avenue, Suite 207
                  Garden City, New York 11530
                  Tel:
                  Fax:

or to such other address as to which the recipient shall have informed the other party in writing.

            Unless specifically provided elsewhere, notice given as provided above shall be deemed to have been given, if by personal delivery, or the day of such delivery, and, it by telex or facsimile and mail, on the date on which such telex or facsimile and mail, on the date on which such telex or facsimile is sent.

      15. Counterparts. This Management agreement may be executed in more counterparts, each of which shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

      16. Notification of Change in Membership of Partnership. The Manager agrees to notify the Company of any change in the membership of the Manager within a reasonable period of time after such change.

            IN WITNESS WHEREOF, the parties hereto caused their authorized signatories to execute this Management Agreement as of the day and year first written above.

                                    ORBITEX LIFE SCIENCE & BIOTECHNOLOGY
                                    FUND, INC.


                                    By:
                                       --------------------------------------
                                       Name:
                                       Title:


                                    ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC


                                    By:
                                       --------------------------------------
                                       Name:
                                       Title:

                                   Schedule A
                                       to

                              Management Agreement

                                     between

 Orbitex Life Sciences & Biotechnology Fund, Inc. and Orbitex-Saratoga Capital
                                 Management, LLC

                    -----------------------------------------
                                 Annual Fee as a
                               Percentage of Daily
                                   Net Assets
                    -----------------------------------------
                                      1.75%
                    -----------------------------------------

                      THE SARATOGA ADVANTAGE SARATOGA TRUST
                  Saratoga Large Capitalization Value Portfolio
                 Saratoga U.S. Government Money Market Portfolio
                    Saratoga Health & Biotechnology Portfolio
                 Saratoga Technology & Communications Portfolio
                      Saratoga Financial Services Portfolio
                   Saratoga Energy & Basic Materials Portfolio
                      Saratoga Mid Capitalization Portfolio

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates to the shares of Saratoga Large Capitalization Value Portfolio, Saratoga U.S. Government Money Market Portfolio, Saratoga Health & Biotechnology Portfolio, Saratoga Technology & Communications Portfolio, Saratoga Financial Services Portfolio, Saratoga Energy & Basic Materials Portfolio and Saratoga Mid Capitalization Portfolio (the "Saratoga Funds"), each a portfolio of The Saratoga Advantage Trust (the "Saratoga Trust"), to be issued pursuant to an Agreement and Plan of Reorganization for each Saratoga Fund, dated ____________, 2002, between the Saratoga Trust, on behalf of each Saratoga Fund, and Orbitex Group of Funds (the "Orbitex Trust"), on behalf of Orbitex Focus 30 Fund, Orbitex Growth Fund, Orbitex Cash Reserves Fund, Orbitex Health & Biotechnology Fund, Orbitex Medical Sciences Fund, Orbitex Info-Tech & Communications Fund, Orbitex Emerging Technology Fund, Orbitex Financial Services Fund, Orbitex Energy & Basic Materials Fund, and Orbitex Caterpillar Mid-Cap Relative Value Fund, each a portfolio of the Orbitex Trust, and Orbitex Life Sciences & Biotechnology Fund, Inc. (together with the Orbitex Focus 30 Fund, Orbitex Growth Fund, Orbitex Cash Reserves Fund, Orbitex Health & Biotechnology Fund, Orbitex Medical Sciences Fund, Orbitex Info-Tech & Communications Fund, Orbitex Emerging Technology Fund, Orbitex Financial Services Fund, Orbitex Energy & Basic Materials Fund, and Orbitex Caterpillar Mid-Cap Relative Value Fund, the "Orbitex Funds") in connection with the acquisition by each Saratoga Fund of substantially all of the assets, subject to stated liabilities, of the corresponding Orbitex Fund. This Statement of Additional Information does not constitute a prospectus. This Statement of Additional Information does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated ____________, 2002. A copy of the Proxy Statement and Prospectus may be obtained without charge by calling 1-800-870-FUND. Please retain this document for future reference.

The date of this Statement of Additional Information is dated ___________, 2002.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

--------------------------------------------------------------------------------
INTRODUCTION                                                               B-2
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS                            B-2
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                       B-3
--------------------------------------------------------------------------------

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in the Proxy Statement and Prospectus dated _____________, 2002 (the "Proxy Statement and Prospectus"). The Proxy Statement and Prospectus has been sent to the Orbitex Fund shareholders in connection with the solicitation of proxies by the Board of Trustees/Directors of the Orbitex Funds to be voted at the Special Joint Meeting of Shareholders of the Orbitex Funds to be held on December 18, 2002. This Statement of Additional Information incorporates by reference the Statement of Additional Information of the Saratoga Funds dated January 1, 2002; the Annual Report to Shareholders of the Saratoga Funds for the year ended August 31, 20002, and the Annual Report to Shareholders of the Orbitex Funds for the year ended April 30, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund); the Annual Report to Shareholders for the year ended December 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended June 30, 2002 (the Cash Reserves Fund); the Annual Report to Shareholders for the year ended October 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2002 (the Orbitex Life Sciences Fund).

          ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS

          Investment Objectives and Policies

     For additional information about the Saratoga Funds' investment objectives and policies, see "Investment of the Trust's Assets" and "Investment Restrictions" in the Saratoga Funds' Statement of Additional Information.

          Management

     For additional information about the Board of Trustees, officers and management personnel of the Saratoga Funds', see "Trustees and Officers" and "Management and Other Services" in the Saratoga Funds' Statement of Additional Information.

          Investment Advisory and Other Services

     For additional information about the Saratoga Funds' investment adviser, the Saratoga Funds' sub-advisers, the Saratoga Funds' independent auditors, and about other services provided to the Saratoga Funds, see "Management and Other Services" and "Investment Advisory Services" in the Saratoga Funds' Statement of Additional Information.

          Portfolio Transactions and Brokerage

     For additional information about brokerage allocation practices, see "Investment Advisory Services- Portfolio Transactions" in the Saratoga Funds' Statement of Additional Information.

          Description of Fund Shares

     For additional information about the voting rights and other characteristics of the shares of the Saratoga Funds', see "Additional Information" in the Saratoga Funds' Statement of Additional Information.

          Net Asset Value

     For additional information about the determination of net asset value, see "Determination of Net Asset Value" in the Saratoga Funds' Statement of Additional Information.

          Tax Status

     For additional information about tax matters affecting the Saratoga Fund's and their shareholders, see "Certain Tax Considerations" in the Saratoga Funds' Statement of Additional Information.

          Distribution of Shares

     For additional information about the Saratoga Funds' distributor and the distribution agreement between the Saratoga Funds and the distributor, see "Management and Other Services-Plan of Distribution" in the Saratoga Funds' Statement of Additional Information.

          Performance Data

     For additional information about the Saratoga Funds' performance, see "Portfolio Yield and Total Return Information" in the Saratoga Funds' Statement of Additional Information.

                              FINANCIAL STATEMENTS

     The Saratoga Funds, most recent audited financial statements are set forth in their Annual Report for the fiscal year ended August 31, 2002.

     The following unaudited pro forma financial information combines the Schedules of Portfolio Investments, the Statements of Assets and Liabilities, and the Statements of Operations, as of August 31, 2002, of the Saratoga Funds into the corresponding Orbitex Fund. The pro forma financial information shows the expected effect of the reorganization transactions on the Saratoga Fund. Pursuant to Rule 11-01 of Regulation S-X, the pro forma financial information for the Saratoga Health & Biotechnology Portfolio, Saratoga Technology & Communications Portfolio, Saratoga Financial Services Portfolio, Saratoga Energy & Basic Materials Portfolio, and Saratoga Mid Capitalization Portfolio Reorganizations need not be shown because the net asset value of the corresponding Orbitex Fund exceeds ten percent of the net asset value of the Saratoga Fund.

                           [Pro-Formas to be inserted]

                      THE SARATOGA ADVANTAGE SARATOGA TRUST
                  Saratoga Large Capitalization Value Portfolio
                 Saratoga U.S. Government Money Market Portfolio
                    Saratoga Health & Biotechnology Portfolio
                 Saratoga Technology & Communications Portfolio
                      Saratoga Financial Services Portfolio
                   Saratoga Energy & Basic Materials Portfolio
                      Saratoga Mid Capitalization Portfolio

                                     PART C

                                Other Information

Item 15. Indemnification

     The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 25 of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, dated January 1, 2002, which was filed electronically on December 31, 2001 ("Post-Effective Amendment No. 10") as an amendment to Registrant's Registration Statement on Form N-1A (File Nos. 811-08542) (the "Registration Statement").

Item 16. Exhibits

(1) Agreement and Declaration of Trust (the "Declaration")(incorporated herein by reference to the Initial Registration Statement, filed on May 5, 1995);

(2) By-Laws of Registrant (incorporated herein by reference to the Registrants Initial Registration Statement, filed on May 5, 1995).


(3)      Not Applicable.

(4) Copy of the Form Agreement and Plan of Reorganization for the Orbitex Funds and copy of the Form Agreement and Plan of Reorganization for the Orbitex Life Sciences & Biotechnology Fund, Inc. (filed herewith).

(5)      Not Applicable.

(6) Form of Investment Advisory Agreement between Saratoga Capital Management and Sterling Capital Management Company with respect to the U.S. Government Money (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Amendment to the Investment Advisory Agreement (incorporated herein by reference to Post-Effective Amendment No. 8, filed on December 30, 1999); Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc. with respect to the Investment Quality Bond Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Amendment to the Investment Advisory Agreement (incorporated herein by reference to Post-Effective Amendment No. 8, filed on December 30, 1999); Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Municipal Bond Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Large Capitalization Value Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Form of Investment Advisory Agreement between Saratoga Capital Management and Harris Bretall Sullivan & Smith, L.L.C. with respect to the Large Capitalization Growth Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc. with respect to the Small Capitalization Portfolio (incorporated herein by reference to Post-Effective Amendment No. 9, filed on December 22, 2000); Form of Investment Advisory Agreement between Saratoga Capital Management and Ivory & Sime International, Inc. with respect to the International Equity Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 19979); Form of Sub-Investment Advisory Agreement between Ivory & Sime International, Inc. and Ivory & Sime, International, Inc. with respect to the International Equity Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997).

(7) General Distributors Agreement (incorporated herein by reference to Post-Effective Amendment No. 8, filed on December 30, 1999); Consent and Agreement (incorporated herein by reference to Post-Effective Amendment No. 10, filed on December 31, 2001); Amendment to the General Distributors Agreement (incorporated herein by reference to Post-Effective Amendment No. 10, filed on December 31, 2001); Soliciting Dealer Agreement (incorporated herein by reference to Post-Effective Amendment No. 8, filed on December 30, 1999).

(8)     Not Applicable

(9) Custodian Contract (incorporated herein by reference to the Initial Registration Statement, filed on May 5, 1995); Amendment to the Custodian Contract (incorporated herein by reference to Post-Effective Amendment No. 10, filed on December 31, 2001). Distribution Plan relating to Class A Shares (filed herewith).

(10) (a) Distribution Plans relating to Class B and Class C Shares (incorporated herein by reference to Post-Effective Amendment No. 10, filed on December 31, 2001); Distribution Plans relating to Class A Shares (filed herewith).

     (b) Amended and Restated Rule 18f-3 Multiple Class Plan (filed herewith).

(11) (a) Opinion and consent of Mayer, Brown, Rowe & Maw (To be filed by amendment).

(12) Opinion and consent of Mayer, Brown, Rowe & Maw regarding tax matters (To be filed by amendment).

(13)     Not Applicable.

(14) Consent of Independent Auditors PricewaterhouseCoopers LLP (To be filed by amendment). Consent of Independent Auditors Ernst & Young LLP (To be filed by amendment).

(15)     Not Applicable.

(16) Powers of Attorney (incorporated herein by reference to Post Effective Amendment No. 5, as filed on November 3, 1997).

(17) (a) Proxy Cards (To be filed by amendment).

     (b) Prospectus for the Orbitex Funds, dated:

         1. August 28, 2002 (the Focus Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund) (filed herewith); and

         2. April 30, 2002 (the Cash Reserves Fund) (filed herewith); and

         3. June 28, 2002 (Mid-Cap Fund) (filed herewith); and

         4. February 28, 2002 (Orbitex Life Sciences Fund) (filed herewith).

     (c) Statement of Additional Information for the Saratoga Funds dated January 1, 2002 (filed herewith).

     (d) Annual Report of the Orbitex Funds for the fiscal year ended:

         1. April 30, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials
         Fund)(filed herewith); and

         2. December 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended June 30, 2002 (the Cash Reserves Fund)(filed herewith); and

         3. October 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2002 (the Orbitex Life Sciences
         Fund)(filed herewith).

     (e) Annual Report of the Saratoga Funds for the fiscal year ended August 31, 2002 (To be filed by amendment).

Item 17. Undertakings

     1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 3rd day of October 2002.

                                        THE SARATOGA ADVANTAGE TRUST


                                        By: /s/ Bruce E. Ventimiglia
                                           -------------------------------------
                                        Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 3rd day of October, 2002.

       Signature                            Title                     Date
       ---------                            -----                     ----

/s/ Bruce E. Ventimiglia           Trustee, Chairman of the      October 3, 2002
----------------------------         Board and President
Bruce E. Ventimiglia            (principal executive officer)

/s/ William P. Marra                      Treasurer              October 3, 2002
----------------------------     (principal financial officer
William P. Marra                   and principal accounting
                                           officer)

Partick H. McCollough*                     Trustee               October 3, 2002
----------------------------

Udo W. Koopmann*                           Trustee               October 3, 2002
----------------------------

Floyd E. Seal*                             Trustee               October 3, 2002
----------------------------

By: /s/ Stuart M. Strauss, Esq.
   ----------------------------
        Stuart M. Strauss, Esq.
        Attorney-in-Fact pursuant to a power of attorney

                                  EXHIBIT INDEX

EX-99.4     (a) Form of Agreement and Plan of Reorganization for the Orbitex
            Funds.

            (b) Form of Agreement and Plan of Reorganization for the Orbitex Life Sciences & Biotechnology Fund, Inc.

EX-99.10(a) Distribution Plan Relating to Class A Shares.

EX-99.10(b) Amended and Restated 18f-3 Multiple Class Plan.

EX-99.17(b) Prospectuses for the Orbitex Funds, dated:

            1. August 28, 2002 (the Focus Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials
            Fund); and

            2. April 30, 2002 (the Cash Reserves Fund); and

            3. June 28, 2002 (Mid-Cap Fund); and

            4. February 28, 2002 (Orbitex Life Sciences Fund).

EX-99.17(c) Statement of Additional Information for the Saratoga Funds dated
            January 1, 2002.

EX-99.17(d) Annual Report of the Orbitex Funds for the fiscal year ended:

            1. April 30, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials
            Fund); and

            2. December 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended June 30, 2002 (the Cash Reserves Fund); and

            3. October 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2002 (the Orbitex Life Sciences
            Fund).